UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Annual Shareholder Report

December 31, 2024

Diamond Hill Small Cap Fund

Investor - DHSCX

This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$134	1.26%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSCX) returned 12.88% for the year ended December 31, 2024. Over that same period, the Russell 2000 Index returned 11.54%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Investor class, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Investor - $19,447
Russell 3000 Index - $32,604
Russell 2000 Index - $21,223

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	12.88%	9.21%	6.88%
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
Key Fund Statistics
Net Assets	$227,432,172
Number of Portfolio Holdings	60
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$1,877,651

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	5.3
Triumph Financial, Inc.	5.1
First Advantage Corp.	4.8
Allegiant Travel Co.	4.8
Enovis Corp.	4.1
Mr. Cooper Group, Inc.	3.9
Live Oak Bancshares, Inc.	3.8
Bank OZK	3.5
Ducommun, Inc.	3.2
Ryman Hospitality Properties, Inc.	3.0
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHSCX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Small Cap Fund

Class I - DHSIX

This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$103	0.97%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSIX) returned 13.22% for the year ended December 31, 2024. Over that same period, the Russell 2000 Index returned 11.54%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Class I, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Class I - $20,007
Russell 3000 Index - $32,604
Russell 2000 Index - $21,223

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	13.22%	9.51%	7.18%
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
Key Fund Statistics
Net Assets	$227,432,172
Number of Portfolio Holdings	60
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$1,877,651

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	5.3
Triumph Financial, Inc.	5.1
First Advantage Corp.	4.8
Allegiant Travel Co.	4.8
Enovis Corp.	4.1
Mr. Cooper Group, Inc.	3.9
Live Oak Bancshares, Inc.	3.8
Bank OZK	3.5
Ducommun, Inc.	3.2
Ryman Hospitality Properties, Inc.	3.0
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHSIX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Small Cap Fund

Class Y - DHSYX

This annual shareholder report contains important information about Diamond Hill Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$91	0.85%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHSYX) returned 13.31% for the year ended December 31, 2024. Over that same period, the Russell 2000 Index returned 11.54%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Small Cap Fund Class Y, the Russell 3000 Index, and the Russell 2000 Index.
DH Small Cap Fund - Class Y - $1,012,239
Russell 3000 Index - $1,630,180
Russell 2000 Index - $1,061,159

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	13.31%	9.66%	7.31%
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82
Key Fund Statistics
Net Assets	$227,432,172
Number of Portfolio Holdings	60
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$1,877,651

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Red Rock Resorts, Inc. Class A	5.3
Triumph Financial, Inc.	5.1
First Advantage Corp.	4.8
Allegiant Travel Co.	4.8
Enovis Corp.	4.1
Mr. Cooper Group, Inc.	3.9
Live Oak Bancshares, Inc.	3.8
Bank OZK	3.5
Ducommun, Inc.	3.2
Ryman Hospitality Properties, Inc.	3.0
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHSYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Small-Mid Cap Fund

Investor - DHMAX

This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$126	1.21%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMAX) returned 7.78% for the year ended December 31, 2024. Over that same period, the Russell 2500 Index returned 12.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Investor class, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Investor - $19,508
Russell 3000 Index - $32,604
Russell 2500 Index - $23,347

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	7.78%	6.39%	6.91%
Russell 3000 Index	23.81	13.86	12.55
Russell 2500 Index	12.00	8.77	8.85
Key Fund Statistics
Net Assets	$1,125,217,816
Number of Portfolio Holdings	63
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$10,657,282

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Red Rock Resorts, Inc. Class A	4.8
Post Holdings, Inc.	4.5
Mr. Cooper Group, Inc.	4.4
Regal Rexnord Corp.	3.5
Gates Industrial Corp. plc	3.2
CubeSmart	3.0
Ashland, Inc.	2.5
Webster Financial Corp.	2.5
SS&C Technologies Holdings, Inc.	2.4
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHMAX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Small-Mid Cap Fund

Class I - DHMIX

This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$96	0.92%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMIX) returned 8.11% for the year ended December 31, 2024. Over that same period, the Russell 2500 Index returned 12.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Class I, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Class I - $20,091
Russell 3000 Index - $32,604
Russell 2500 Index - $23,347

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	8.11%	6.70%	7.23%
Russell 3000 Index	23.81	13.86	12.55
Russell 2500 Index	12.00	8.77	8.85
Key Fund Statistics
Net Assets	$1,125,217,816
Number of Portfolio Holdings	63
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$10,657,282

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Red Rock Resorts, Inc. Class A	4.8
Post Holdings, Inc.	4.5
Mr. Cooper Group, Inc.	4.4
Regal Rexnord Corp.	3.5
Gates Industrial Corp. plc	3.2
CubeSmart	3.0
Ashland, Inc.	2.5
Webster Financial Corp.	2.5
SS&C Technologies Holdings, Inc.	2.4
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHMIX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Small-Mid Cap Fund

Class Y - DHMYX

This annual shareholder report contains important information about Diamond Hill Small-Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$83	0.80%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHMYX) returned 8.23% for the year ended December 31, 2024. Over that same period, the Russell 2500 Index returned 12.00%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Small-Mid Cap Fund Class Y, the Russell 3000 Index, and the Russell 2500 Index.
DH Small-Mid Cap Fund - Class Y - $1,016,519
Russell 3000 Index - $1,630,180
Russell 2500 Index - $1,167,334

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	8.23%	6.84%	7.35%
Russell 3000 Index	23.81	13.86	12.55
Russell 2500 Index	12.00	8.77	8.85
Key Fund Statistics
Net Assets	$1,125,217,816
Number of Portfolio Holdings	63
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$10,657,282

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Red Rock Resorts, Inc. Class A	4.8
Post Holdings, Inc.	4.5
Mr. Cooper Group, Inc.	4.4
Regal Rexnord Corp.	3.5
Gates Industrial Corp. plc	3.2
CubeSmart	3.0
Ashland, Inc.	2.5
Webster Financial Corp.	2.5
SS&C Technologies Holdings, Inc.	2.4
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHMYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Mid Cap Fund

Investor - DHPAX

This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$112	1.06%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPAX) returned 10.50% for the year ended December 31, 2024. Over that same period, the Russell Midcap Index returned 15.34%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Investor class, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Investor - $19,589
Russell 3000 Index - $32,604
Russell Midcap Index - $25,070

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	10.50%	5.95%	6.96%
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Index	15.34	9.92	9.63
Key Fund Statistics
Net Assets	$146,687,204
Number of Portfolio Holdings	60
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$966,993

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Post Holdings, Inc.	4.7
Red Rock Resorts, Inc. Class A	4.6
American International Group, Inc.	4.2
Parker-Hannifin Corp.	3.7
Regal Rexnord Corp.	3.6
Mr. Cooper Group, Inc.	3.0
Boston Scientific Corp.	2.9
CubeSmart	2.7
SS&C Technologies Holdings, Inc.	2.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHPAX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Mid Cap Fund

Class I - DHPIX

This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$81	0.77%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPIX) returned 10.83% for the year ended December 31, 2024. Over that same period, the Russell Midcap Index returned 15.34%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Class I, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Class I - $20,173
Russell 3000 Index - $32,604
Russell Midcap Index - $25,070

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	10.83%	6.26%	7.27%
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Index	15.34	9.92	9.63
Key Fund Statistics
Net Assets	$146,687,204
Number of Portfolio Holdings	60
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$966,993

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Post Holdings, Inc.	4.7
Red Rock Resorts, Inc. Class A	4.6
American International Group, Inc.	4.2
Parker-Hannifin Corp.	3.7
Regal Rexnord Corp.	3.6
Mr. Cooper Group, Inc.	3.0
Boston Scientific Corp.	2.9
CubeSmart	2.7
SS&C Technologies Holdings, Inc.	2.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHPIX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Mid Cap Fund

Class Y - DHPYX

This annual shareholder report contains important information about Diamond Hill Mid Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$69	0.65%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHPYX) returned 10.93% for the year ended December 31, 2024. Over that same period, the Russell Midcap Index returned 15.34%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Mid Cap Fund Class Y, the Russell 3000 Index, and the Russell Midcap Index.
DH Mid Cap Fund - Class Y - $1,019,927
Russell 3000 Index - $1,630,180
Russell Midcap Index - $1,253,498

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	10.93%	6.38%	7.39%
Russell 3000 Index	23.81	13.86	12.55
Russell Midcap Index	15.34	9.92	9.63
Key Fund Statistics
Net Assets	$146,687,204
Number of Portfolio Holdings	60
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$966,993

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
WESCO International, Inc.	5.5
Post Holdings, Inc.	4.7
Red Rock Resorts, Inc. Class A	4.6
American International Group, Inc.	4.2
Parker-Hannifin Corp.	3.7
Regal Rexnord Corp.	3.6
Mr. Cooper Group, Inc.	3.0
Boston Scientific Corp.	2.9
CubeSmart	2.7
SS&C Technologies Holdings, Inc.	2.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHPYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Large Cap Fund

Investor - DHLAX

This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$102	0.96%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLAX) returned 11.83% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Investor class, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Investor - $24,002
Russell 3000 Index - $32,604
Russell 1000 Value Index - $22,580
Russell 1000 Index - $33,560

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	11.83%	8.31%	9.15%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
Russell 1000 Index	24.51	14.28	12.87
Key Fund Statistics
Net Assets	$8,623,547,476
Number of Portfolio Holdings	49
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$44,181,410

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Abbott Laboratories	3.9
Berkshire Hathaway, Inc., Class B	3.8
ConocoPhillips	3.5
Bank of America Corp.	3.5
Texas Instruments, Inc.	3.3
General Motors Co.	3.2
Sysco Corp.	2.9
Diamondback Energy, Inc.	2.6
CarMax, Inc.	2.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLAX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Large Cap Fund

Class I - DHLRX

This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$71	0.67%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLRX) returned 12.11% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Class I, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Class I - $24,702
Russell 3000 Index - $32,604
Russell 1000 Value Index - $22,580
Russell 1000 Index - $33,560

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	12.11%	8.63%	9.46%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
Russell 1000 Index	24.51	14.28	12.87
Key Fund Statistics
Net Assets	$8,623,547,476
Number of Portfolio Holdings	49
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$44,181,410

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Abbott Laboratories	3.9
Berkshire Hathaway, Inc., Class B	3.8
ConocoPhillips	3.5
Bank of America Corp.	3.5
Texas Instruments, Inc.	3.3
General Motors Co.	3.2
Sysco Corp.	2.9
Diamondback Energy, Inc.	2.6
CarMax, Inc.	2.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLRX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Large Cap Fund

Class Y - DHLYX

This annual shareholder report contains important information about Diamond Hill Large Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$58	0.55%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLYX) returned 12.26% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Large Cap Fund Class Y, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Fund - Class Y - $1,248,950
Russell 3000 Index - $1,630,180
Russell 1000 Value Index - $1,128,995
Russell 1000 Index - $1,677,997

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	12.26%	8.75%	9.59%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
Russell 1000 Index	24.51	14.28	12.87
Key Fund Statistics
Net Assets	$8,623,547,476
Number of Portfolio Holdings	49
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$44,181,410

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
American International Group, Inc.	4.9
Abbott Laboratories	3.9
Berkshire Hathaway, Inc., Class B	3.8
ConocoPhillips	3.5
Bank of America Corp.	3.5
Texas Instruments, Inc.	3.3
General Motors Co.	3.2
Sysco Corp.	2.9
Diamondback Energy, Inc.	2.6
CarMax, Inc.	2.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Large Cap Concentrated Fund

Investor - DHFAX

This annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$103	0.96%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHFAX) returned 13.87% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated Fund Investor class, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Concentrated Fund - Investor - $13,964
Russell 3000 Index - $15,421
Russell 1000 Value Index - $14,040
Russell 1000 Index - $15,788

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Since Inception (02/26/2021)
Investor	13.87%	9.07%
Russell 3000 Index	23.81	11.96
Russell 1000 Value Index	14.37	9.26
Russell 1000 Index	24.51	12.65
Key Fund Statistics
Net Assets	$34,219,781
Number of Portfolio Holdings	21
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$159,606

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Abbott Laboratories	6.8
ConocoPhillips	6.8
Berkshire Hathaway, Inc., Class B	6.6
Texas Instruments, Inc.	5.7
Sysco Corp.	5.7
General Motors Co.	5.3
Pfizer, Inc.	4.7
Bank of America Corp.	4.6
Aon plc, Class A	4.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHFAX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Large Cap Concentrated Fund

Class I - DHFIX

This annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$72	0.67%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHFIX) returned 14.24% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated Fund Class I, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Concentrated Fund - Class I - $14,128
Russell 3000 Index - $15,421
Russell 1000 Value Index - $14,040
Russell 1000 Index - $15,788

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Since Inception (02/26/2021)
Class I	14.24%	9.41%
Russell 3000 Index	23.81	11.96
Russell 1000 Value Index	14.37	9.26
Russell 1000 Index	24.51	12.65
Key Fund Statistics
Net Assets	$34,219,781
Number of Portfolio Holdings	21
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$159,606

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Abbott Laboratories	6.8
ConocoPhillips	6.8
Berkshire Hathaway, Inc., Class B	6.6
Texas Instruments, Inc.	5.7
Sysco Corp.	5.7
General Motors Co.	5.3
Pfizer, Inc.	4.7
Bank of America Corp.	4.6
Aon plc, Class A	4.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHFIX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Large Cap Concentrated Fund

Class Y - DHFYX

This annual shareholder report contains important information about Diamond Hill Large Cap Concentrated Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$59	0.55%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHFYX) returned 14.34% for the year ended December 31, 2024. Over that same period, the Russell 1000 Value Index returned 14.37%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Large Cap Concentrated Fund Class Y, the Russell 3000 Index, the Russell 1000 Value Index, and the Russell 1000 Index.
DH Large Cap Concentrated Fund - Class Y - $709,055
Russell 3000 Index - $771,052
Russell 1000 Value Index - $702,019
Russell 1000 Index - $789,393

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Since Inception (02/26/2021)
Class Y	14.34%	9.51%
Russell 3000 Index	23.81	11.96
Russell 1000 Value Index	14.37	9.26
Russell 1000 Index	24.51	12.65
Key Fund Statistics
Net Assets	$34,219,781
Number of Portfolio Holdings	21
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$159,606

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Top Ten Holdings	% of Net Assets
American International Group, Inc.	8.4
Abbott Laboratories	6.8
ConocoPhillips	6.8
Berkshire Hathaway, Inc., Class B	6.6
Texas Instruments, Inc.	5.7
Sysco Corp.	5.7
General Motors Co.	5.3
Pfizer, Inc.	4.7
Bank of America Corp.	4.6
Aon plc, Class A	4.6
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHFYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Select Fund

Investor - DHTAX

This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$123	1.16%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHTAX) returned 12.79% for the year ended December 31, 2024. Over that same period, the Russell 3000 Index returned 23.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Investor class and the Russell 3000 Index.
DH Select Fund - Investor - $27,223
Russell 3000 Index - $32,604

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	12.79%	12.99%	10.53%
Russell 3000 Index	23.81	13.86	12.55
Key Fund Statistics
Net Assets	$580,795,635
Number of Portfolio Holdings	30
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,785,994

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.4
American International Group, Inc.	6.8
Red Rock Resorts, Inc. Class A	5.4
Cimpress plc	5.4
Regal Rexnord Corp.	5.3
Enovis Corp.	4.2
WESCO International, Inc.	4.0
General Motors Co.	4.0
CarMax, Inc.	3.7
SS&C Technologies Holdings, Inc.	3.4
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHTAX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Select Fund

Class I - DHLTX

This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$93	0.87%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLTX) returned 13.13% for the year ended December 31, 2024. Over that same period, the Russell 3000 Index returned 23.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Class I and the Russell 3000 Index.
DH Select Fund - Class I - $28,042
Russell 3000 Index - $32,604

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	13.13%	13.32%	10.86%
Russell 3000 Index	23.81	13.86	12.55
Key Fund Statistics
Net Assets	$580,795,635
Number of Portfolio Holdings	30
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,785,994

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.4
American International Group, Inc.	6.8
Red Rock Resorts, Inc. Class A	5.4
Cimpress plc	5.4
Regal Rexnord Corp.	5.3
Enovis Corp.	4.2
WESCO International, Inc.	4.0
General Motors Co.	4.0
CarMax, Inc.	3.7
SS&C Technologies Holdings, Inc.	3.4
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLTX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Select Fund

Class Y - DHTYX

This annual shareholder report contains important information about Diamond Hill Select Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$80	0.75%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHTYX) returned 13.28% for the year ended December 31, 2024. Over that same period, the Russell 3000 Index returned 23.81%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Select Fund Class Y and the Russell 3000 Index.
DH Select Fund - Class Y - $1,417,483
Russell 3000 Index - $1,630,180

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	13.28%	13.46%	10.98%
Russell 3000 Index	23.81	13.86	12.55
Key Fund Statistics
Net Assets	$580,795,635
Number of Portfolio Holdings	30
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,785,994

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Mr. Cooper Group, Inc.	8.4
American International Group, Inc.	6.8
Red Rock Resorts, Inc. Class A	5.4
Cimpress plc	5.4
Regal Rexnord Corp.	5.3
Enovis Corp.	4.2
WESCO International, Inc.	4.0
General Motors Co.	4.0
CarMax, Inc.	3.7
SS&C Technologies Holdings, Inc.	3.4
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHTYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Long-Short Fund

Investor - DIAMX

This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$184	1.75%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DIAMX) returned 9.94% for the year ended December 31, 2024. Over that same period, the Russell 1000 Index returned 24.51% and the 60%/40% Blended Index returned 16.63%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Top & Bottom Contributors to Return (%)
3.0
2.5
2.0
1.5
1.0
0.5
--
-0.5
-1.0
-1.5
Meta Platforms, Inc., Class A
Alphabet, Inc., Class A
Citigroup, Inc.
Ciena Corp.
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
Garmin Ltd.
International Business Machines Corp.
Mueller Industries, Inc.
Humana, Inc.
Doximity, Inc., Class A

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Investor class, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Investor - $17,354
Russell 3000 Index - $32,604
Russell 1000 Index - $33,560
60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index - $22,880

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Investor	9.94%	5.89%	5.67%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Index	24.51	14.28	12.87
60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index	16.63	9.87	8.61
Key Fund Statistics
Net Assets	$1,683,820,447
Total Advisory Fees Paid	$16,182,453
Portfolio Turnover Rate	46%
Number of Portfolio Holdings	95
Number of Long/(Short) Holdings in Portfolio	54/(41)

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.7
Citigroup, Inc.	4.7
Meta Platforms, Inc., Class A	4.6
Microsoft Corp.	4.3
American International Group, Inc.	4.3
Parker-Hannifin Corp.	3.2
Ulta Beauty, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.6
SS&C Technologies Holdings, Inc.	2.5
Chevron Corp.	2.4
Short:
Commerce Bancshares, Inc.	-1.2
Sweetgreen, Inc., Class A	-1.3
Vornado Realty Trust	-1.3
Alarm.com Holdings, Inc.	-1.5
GameStop Corp., Class A	-1.5
Royal Caribbean Cruises Ltd.	-1.6
Doximity, Inc. Class A	-1.7
Garmin Ltd.	-1.9
WD-40 Co.	-2.0
International Business Machines Corp.	-2.3
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DIAMX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Long-Short Fund

Class I - DHLSX

This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$153	1.46%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHLSX) returned 10.26% for the year ended December 31, 2024. Over that same period, the Russell 1000 Index returned 24.51% and the 60%/40% Blended Index returned 16.63%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Class I, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Class I - $17,864
Russell 3000 Index - $32,604
Russell 1000 Index - $33,560
60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index - $22,880

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class I	10.26%	6.20%	5.97%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Index	24.51	14.28	12.87
60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index	16.63	9.87	8.61
Key Fund Statistics
Net Assets	$1,683,820,447
Total Advisory Fees Paid	$16,182,453
Portfolio Turnover Rate	46%
Number of Portfolio Holdings	95
Number of Long/(Short) Holdings in Portfolio	54/(41)

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.7
Citigroup, Inc.	4.7
Meta Platforms, Inc., Class A	4.6
Microsoft Corp.	4.3
American International Group, Inc.	4.3
Parker-Hannifin Corp.	3.2
Ulta Beauty, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.6
SS&C Technologies Holdings, Inc.	2.5
Chevron Corp.	2.4
Short:
Commerce Bancshares, Inc.	-1.2
Sweetgreen, Inc., Class A	-1.3
Vornado Realty Trust	-1.3
Alarm.com Holdings, Inc.	-1.5
GameStop Corp., Class A	-1.5
Royal Caribbean Cruises Ltd.	-1.6
Doximity, Inc. Class A	-1.7
Garmin Ltd.	-1.9
WD-40 Co.	-2.0
International Business Machines Corp.	-2.3
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHLSX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Long-Short Fund

Class Y - DIAYX

This annual shareholder report contains important information about Diamond Hill Long-Short Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$141	1.34%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DIAYX) returned 10.38% for the year ended December 31, 2024. Over that same period, the Russell 1000 Index returned 24.51% and the 60%/40% Blended Index returned 16.63%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform over the past 10 years?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Long-Short Fund Class Y, the Russell 3000 Index, the Russell 1000 Index, and the Blended Index (60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index).
DH Long-Short Fund - Class Y - $903,298
Russell 3000 Index - $1,630,180
Russell 1000 Index - $1,677,997
60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index - $1,144,019

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Ten Years
Class Y	10.38%	6.32%	6.09%
Russell 3000 Index	23.81	13.86	12.55
Russell 1000 Index	24.51	14.28	12.87
60% Russell 1000 Index/40% Bloomberg US T-Bills 1-3 Month Index	16.63	9.87	8.61
Key Fund Statistics
Net Assets	$1,683,820,447
Total Advisory Fees Paid	$16,182,453
Portfolio Turnover Rate	46%
Number of Portfolio Holdings	95
Number of Long/(Short) Holdings in Portfolio	54/(41)

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)

Long Portfolio
Short Portfolio
Top Ten Holdings	% of Net Assets
Long:
Alphabet, Inc., Class A	4.7
Citigroup, Inc.	4.7
Meta Platforms, Inc., Class A	4.6
Microsoft Corp.	4.3
American International Group, Inc.	4.3
Parker-Hannifin Corp.	3.2
Ulta Beauty, Inc.	3.1
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2.6
SS&C Technologies Holdings, Inc.	2.5
Chevron Corp.	2.4
Short:
Commerce Bancshares, Inc.	-1.2
Sweetgreen, Inc., Class A	-1.3
Vornado Realty Trust	-1.3
Alarm.com Holdings, Inc.	-1.5
GameStop Corp., Class A	-1.5
Royal Caribbean Cruises Ltd.	-1.6
Doximity, Inc. Class A	-1.7
Garmin Ltd.	-1.9
WD-40 Co.	-2.0
International Business Machines Corp.	-2.3
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DIAYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill International Fund

Investor - DHIAX

This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$116	1.14%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIAX) returned 3.56% for the year ended December 31, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.53%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

Top & Bottom Contributors to Return (%)
3.0
2.5
2.0
1.5
1.0
0.5
--
-0.5
-1.0
-1.5
-2.0
Spotify Technology SA
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
UCB SA
Tesco plc
Beazley plc
Nestle SA
Gerresheimer AG
Glencore plc
Wal-Mart de Mexico SAB de CV
Samsung Electronics Co., Ltd.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Investor class and the MSCI ACWI ex USA Index.
DH International Fund - Investor - $18,006
MSCI ACWI ex USA Index - $16,216

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (12/30/2016)
Investor	3.56%	4.72%	7.63%
MSCI ACWI ex USA Index	5.53	4.10	6.23
Key Fund Statistics
Net Assets	$141,412,406
Number of Portfolio Holdings	53
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$871,387

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.8
Unilever plc	3.7
EXOR NV	3.5
Tesco plc	3.4
HDFC Bank Ltd. - ADR	3.0
Compass Group plc	2.8
UCB SA	2.7
Wal-Mart de Mexico SAB de CV	2.7
Spotify Technology SA	2.4
Compagnie Financiere Richemont SA, Class A	2.4
Top Country Exposure	% of Net Assets
United Kingdom	21.8%
Switzerland	11.1%
United States	7.9%
Japan	6.4%
Netherlands	5.9%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHIAX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill International Fund

Class I - DHIIX

This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$87	0.85%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIIX) returned 3.92% for the year ended December 31, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.53%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Class I and the MSCI ACWI ex USA Index.
DH International Fund - Class I - $18,428
MSCI ACWI ex USA Index - $16,216

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (12/30/2016)
Class I	3.92%	5.02%	7.94%
MSCI ACWI ex USA Index	5.53	4.10	6.23
Key Fund Statistics
Net Assets	$141,412,406
Number of Portfolio Holdings	53
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$871,387

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.8
Unilever plc	3.7
EXOR NV	3.5
Tesco plc	3.4
HDFC Bank Ltd. - ADR	3.0
Compass Group plc	2.8
UCB SA	2.7
Wal-Mart de Mexico SAB de CV	2.7
Spotify Technology SA	2.4
Compagnie Financiere Richemont SA, Class A	2.4
Top Country Exposure	% of Net Assets
United Kingdom	21.8%
Switzerland	11.1%
United States	7.9%
Japan	6.4%
Netherlands	5.9%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHIIX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill International Fund

Class Y - DHIYX

This annual shareholder report contains important information about Diamond Hill International Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$74	0.73%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHIYX) returned 4.03% for the year ended December 31, 2024. Over that same period, the MSCI ACWI ex USA Index returned 5.53%. Security selection is the primary driver of the Fund's performance during any given period — the top and bottom contributors to return are illustrated in the chart.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill International Fund Class Y and the MSCI ACWI ex USA Index.
DH International Fund - Class Y - $929,840
MSCI ACWI ex USA Index - $810,786

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (12/30/2016)
Class Y	4.03%	5.14%	8.06%
MSCI ACWI ex USA Index	5.53	4.10	6.23
Key Fund Statistics
Net Assets	$141,412,406
Number of Portfolio Holdings	53
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$871,387

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.8
Unilever plc	3.7
EXOR NV	3.5
Tesco plc	3.4
HDFC Bank Ltd. - ADR	3.0
Compass Group plc	2.8
UCB SA	2.7
Wal-Mart de Mexico SAB de CV	2.7
Spotify Technology SA	2.4
Compagnie Financiere Richemont SA, Class A	2.4
Top Country Exposure	% of Net Assets
United Kingdom	21.8%
Switzerland	11.1%
United States	7.9%
Japan	6.4%
Netherlands	5.9%
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHIYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Short Duration Securitized Bond Fund

Investor - DHEAX

This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$85	0.81%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEAX) returned 9.14% for the year ended December 31, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 4.36%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, corporate credit and agency mortgage-backed securities (MBS) sectors were only modestly positive.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Investor class, the Bloomberg US Aggregate Bond Index, and the Bloomberg US 1-3 Year Government/Credit Index.
DH Short Duration Securitized Bond Fund - Investor - $13,586
Bloomberg US Aggregate Bond Index - $10,721
Bloomberg US 1-3 Year Government/Credit Index - $11,474

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Investor	9.14%	3.75%	3.68%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82
Bloomberg US 1-3 Year Government/Credit Index	4.36	1.58	1.63
Key Fund Statistics
Net Assets	$3,441,928,750
Number of Portfolio Holdings	505
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,406,819
Effective Duration	1.43
Weighted Average Life	2.19
Option-Adjusted Spread	244

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.1
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.1
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	0.8
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	0.7
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29	0.7
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.7
REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28	0.7
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHEAX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Short Duration Securitized Bond Fund

Class I - DHEIX

This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$54	0.52%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEIX) returned 9.33% for the year ended December 31, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 4.36%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, corporate credit and agency mortgage-backed securities (MBS) sectors were only modestly positive.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class I, the Bloomberg US Aggregate Bond Index, and the Bloomberg US 1-3 Year Government/Credit Index.
DH Short Duration Securitized Bond Fund - Class I - $13,925
Bloomberg US Aggregate Bond Index - $10,721
Bloomberg US 1-3 Year Government/Credit Index - $11,474

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Class I	9.33%	4.03%	3.98%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82
Bloomberg US 1-3 Year Government/Credit Index	4.36	1.58	1.63
Key Fund Statistics
Net Assets	$3,441,928,750
Number of Portfolio Holdings	505
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,406,819
Effective Duration	1.43
Weighted Average Life	2.19
Option-Adjusted Spread	244

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.1
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.1
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	0.8
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	0.7
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29	0.7
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.7
REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28	0.7
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHEIX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Short Duration Securitized Bond Fund

Class Y - DHEYX

This annual shareholder report contains important information about Diamond Hill Short Duration Securitized Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$42	0.40%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHEYX) returned 9.56% for the year ended December 31, 2024. Over that same period, the Bloomberg US 1-3 Year Government/Credit Index returned 4.36%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency commercial mortgage-backed securities (CMBS) and non-agency mortgage-backed securities (MBS) sectors. While all sectors contributed positively to the Fund's performance over the period, the Treasury, corporate credit and agency mortgage-backed securities (MBS) sectors were only modestly positive.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class Y, the Bloomberg US Aggregate Bond Index, and the Bloomberg US 1-3 Year Government/Credit Index.
DH Short Duration Securitized Bond Fund - Class Y - $703,693
Bloomberg US Aggregate Bond Index - $536,028
Bloomberg US 1-3 Year Government/Credit Index - $573,683

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Class Y	9.56%	4.18%	4.11%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82
Bloomberg US 1-3 Year Government/Credit Index	4.36	1.58	1.63
Key Fund Statistics
Net Assets	$3,441,928,750
Number of Portfolio Holdings	505
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$8,406,819
Effective Duration	1.43
Weighted Average Life	2.19
Option-Adjusted Spread	244

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
BXMT Ltd., Series 2021-FL4, Class D 5.546% 05/17/38	1.2
Firstkey Homes Trust, Series 2020-SFR1, Class A 1.339% 08/17/37	1.1
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 7.120% 07/25/29	1.1
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 8.685% 07/25/41	1.0
HTAP Trust, Series 2024-2, Class A 6.500% 04/25/42	0.8
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 6.894% 05/25/29	0.8
Freedom Financial Trust, Series 2022-4FP, Class D 7.400% 12/18/29	0.7
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 7.390% 03/25/29	0.7
Life Financial Services Trust, Series 2022-BMR2, Class A1 5.692% 05/15/39	0.7
REMIC Funding Trust, Series 2024-2, Class A2 7.112% 09/27/28	0.7
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHEYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Core Bond Fund

Investor - DHRAX

This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor	$77	0.76%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRAX) returned 3.17% for the year ended December 31, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned 1.25%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency mortgage-back securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors. The performance of the Fund's Treasury securities was a headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Investor class and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Investor - $11,328
Bloomberg US Aggregate Bond Index - $10,721

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Investor	3.17%	0.48%	1.48%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82
Key Fund Statistics
Net Assets	$2,004,447,456
Number of Portfolio Holdings	1,050
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,287,059
Effective Duration	5.65
Weighted Average Life	7.43
Option-Adjusted Spread	131

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.0
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Notes 0.625% 08/15/30	1.3
U.S. Treasury STRIPS 0.625% 2/15/43	1.2
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury Notes 1.250% 09/30/28	0.9
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	0.9
U.S. Treasury Notes 3.875% 11/30/29	0.9
U.S. Treasury Notes 4.000% 02/15/34	0.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHRAX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Core Bond Fund

Class I - DHRIX

This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$48	0.47%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRIX) returned 3.40% for the year ended December 31, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned 1.25%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency mortgage-back securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors. The performance of the Fund's Treasury securities was a headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Class I and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Class I - $11,607
Bloomberg US Aggregate Bond Index - $10,721

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Class I	3.40%	0.76%	1.77%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82
Key Fund Statistics
Net Assets	$2,004,447,456
Number of Portfolio Holdings	1,050
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,287,059
Effective Duration	5.65
Weighted Average Life	7.43
Option-Adjusted Spread	131

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.0
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Notes 0.625% 08/15/30	1.3
U.S. Treasury STRIPS 0.625% 2/15/43	1.2
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury Notes 1.250% 09/30/28	0.9
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	0.9
U.S. Treasury Notes 3.875% 11/30/29	0.9
U.S. Treasury Notes 4.000% 02/15/34	0.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHRIX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Core Bond Fund

Class Y - DHRYX

This annual shareholder report contains important information about Diamond Hill Core Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the past Year?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$36	0.35%
How did the Fund perform the last year, and what affected its performance?

The Fund (Ticker: DHRYX) returned 3.53% for the year ended December 31, 2024. Over that same period, the Bloomberg US Aggregate Bond Index returned 1.25%. The Fund's performance was driven by strength in the asset-backed securities (ABS), non-agency mortgage-back securities (MBS) and non-agency commercial mortgage-backed securities (CMBS) sectors. The performance of the Fund's Treasury securities was a headwind.

How did the Fund perform since inception?
Comparison of the change in value of a $500,000 Investment in the Diamond Hill Core Bond Fund Class Y and the Bloomberg US Aggregate Bond Index.
DH Core Bond Fund - Class Y - $585,584
Bloomberg US Aggregate Bond Index - $536,028

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future results.

Average Annual Total Returns as of December 31, 2024
	One Year	Five Years	Since Inception (07/05/2016)
Class Y	3.53%	0.86%	1.88%
Bloomberg US Aggregate Bond Index	1.25	-0.33	0.82
Key Fund Statistics
Net Assets	$2,004,447,456
Number of Portfolio Holdings	1,050
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,287,059
Effective Duration	5.65
Weighted Average Life	7.43
Option-Adjusted Spread	131

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	3.0
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Notes 0.625% 08/15/30	1.3
U.S. Treasury STRIPS 0.625% 2/15/43	1.2
U.S. Treasury Bonds 2.250% 08/15/46	1.2
U.S. Treasury Bonds 1.125% 08/15/40	1.2
U.S. Treasury Notes 1.250% 09/30/28	0.9
FARM Mortgage Trust, Series 2021-1, Class A 2.180% 01/25/51	0.9
U.S. Treasury Notes 3.875% 11/30/29	0.9
U.S. Treasury Notes 4.000% 02/15/34	0.8
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHRYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Core Plus Bond Fund

Investor - DHNAX

This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of October 15, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Investor	$18*	0.86%
*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Key Fund Statistics
Net Assets	$35,664,577
Number of Portfolio Holdings	198
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$24,583
Effective Duration	5.95
Weighted Average Life	7.41
Option-Adjusted Spread	126

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.6
FHLMC, Series 5230, Class PE 2.000% 12/25/51	2.4
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	2.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	2.0
GNMA, Series 2022-31, Class MS 0.000% 02/20/52	1.5
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.4
U.S. Treasury Notes 1.250% 09/30/28	1.3
FNMA, Series 2013-56, Class GZ 4.500% 08/25/41	1.3
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHNAX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Core Plus Bond Fund

Class I - DHNIX

This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of October 15, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Class I	$12*	0.57%
*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Key Fund Statistics
Net Assets	$35,664,577
Number of Portfolio Holdings	198
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$24,583
Effective Duration	5.95
Weighted Average Life	7.41
Option-Adjusted Spread	126

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.6
FHLMC, Series 5230, Class PE 2.000% 12/25/51	2.4
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	2.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	2.0
GNMA, Series 2022-31, Class MS 0.000% 02/20/52	1.5
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.4
U.S. Treasury Notes 1.250% 09/30/28	1.3
FNMA, Series 2013-56, Class GZ 4.500% 08/25/41	1.3
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHNIX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

Annual Shareholder Report

December 31, 2024

Diamond Hill Core Plus Bond Fund

Class Y - DHNYX

This annual shareholder report contains important information about Diamond Hill Core Plus Bond Fund (the "Fund") for the period of October 15, 2024 to December 31, 2024. You can find additional information about the Fund at https://diamond-hill.com/documents. You can also request this information by contacting us at 888-226-5595 or info@diamond-hill.com or by contacting your financial advisor.

What Were the Fund Costs for the period?
(Based On a Hypothetical $10,000 Investment)
Class	Costs of a $10,000 Investment (not annualized)	Costs Paid as a Percentage of a $10,000 Investment
Class Y	$9*	0.45%
*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
Key Fund Statistics
Net Assets	$35,664,577
Number of Portfolio Holdings	198
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$24,583
Effective Duration	5.95
Weighted Average Life	7.41
Option-Adjusted Spread	126

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

What Did the Fund Invest In?
Sector Allocation (% of Net Assets)
Top Ten Holdings	% of Net Assets
U.S. Treasury Bonds 3.000% 02/15/48	2.6
U.S. Treasury Notes 0.625% 08/15/30	2.6
FHLMC, Series 5230, Class PE 2.000% 12/25/51	2.4
FNMA, Series 2009-50, Class HZ 5.540% 02/25/49	2.3
GNMA, Series 2022-063, Class LM 3.500% 10/20/50	2.0
GNMA, Series 2022-31, Class MS 0.000% 02/20/52	1.5
U.S. Treasury Bonds 1.375% 11/15/40	1.4
U.S. Treasury Bonds 2.250% 08/15/46	1.4
U.S. Treasury Notes 1.250% 09/30/28	1.3
FNMA, Series 2013-56, Class GZ 4.500% 08/25/41	1.3
Where Can I Find Additional Information about the Fund?

Additional information is available on the Fund's website, https://diamond-hill.com/documents, including its:

  prospectus

  financial information

  holdings

  proxy voting information

  updated performance information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 888-226-5595.

AR-DHNYX-123124

DIAMOND HILL FUNDS | annual shareholder report | December 31, 2024 | DIAMOND-HILL.COM

(b)	Included with (a)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has made minor amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Ms. Tamara L. Fagely and Jody T. Foster, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $184,750 and $160,000 in fiscal 2024 and 2023, respectively. 2024 and 2023 fees include fees associated with the annual audit and filings of the registrant’s Form N-1A and Form N-CEN.

(b) Audit-Related Fees. There were no audit-related fees in fiscal 2024 and 2023.

(c) Tax Fees. Fees for tax compliance services totaled $54,000 and $49,500 in fiscal 2024 and 2023, respectively.

(d) All Other Fees. All other fees totaled $0 and $0 in fiscal 2024 and 2023, respectively.

(e)(1) Audit Committee Pre-Approval Policies. The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CEN and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2) All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) During the audit of the registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employee.

(g) The aggregate non-audit fees for services to the registrant, and services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $64,500 and $30,000 in 2024 and 2023, respectively.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Registrant’s schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Annual Financial Statements and
Additional Information

December 31, 2024

Small Cap Fund	Long-Short Fund
Small-Mid Cap Fund	International Fund
Mid Cap Fund	Short Duration Securitized Bond Fund
Large Cap Fund	Core Bond Fund
Large Cap Concentrated Fund	Core Plus Bond Fund
Select Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Financial Statements
Schedules of Investments	2
Statements of Assets & Liabilities	74
Statements of Operations	76
Statements of Changes in Net Assets	79
Financial Highlights	96
Notes to Financial Statements	118
Report of Independent Registered Public Accounting Firm	133
Additional Information	135

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Funds’ investment objectives, risks, and expenses. This and other important information are contained in the Funds’ prospectus and summary prospectus, which are available at diamond-hill.com or by calling 888.226.5595. Read carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our Shared Investment Principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 1

Diamond Hill Small Cap Fund
Schedule of Investments
December 31, 2024

	Shares	Fair Value
Common Stocks — 99.2%
Consumer Discretionary — 7.5%
Century Communities, Inc.	16,786	$1,231,421
Green Brick Partners, Inc. (a)	13,622	769,507
Johnson Outdoors, Inc., Class A (b)	4,000	132,000
Red Rock Resorts, Inc., Class A	260,109	12,027,440
Rocky Brands, Inc. (b)	88,795	2,024,526
Vail Resorts, Inc. (b)	4,757	891,700
		17,076,594
Consumer Staples — 10.3%
Cal-Maine Foods, Inc.	31,409	3,232,614
Lancaster Colony Corp.	33,883	5,866,503
Mama’s Creations, Inc. (a)(b)	255,963	2,037,465
Oil-Dri Corp. of America	72,703	6,371,691
Post Holdings, Inc. (a)	44,421	5,084,428
Seaboard Corp. (b)	326	792,069
		23,384,770
Energy — 6.2%
Centrus Energy Corp., Class A (a)(b)	74,814	4,983,360
Civitas Resources, Inc.	142,607	6,541,383
Magnolia Oil & Gas Corp., Class A (b)	105,909	2,476,152
		14,000,895
Financials — 23.0%
Bank OZK	178,490	7,948,160
BOK Financial Corp.	41,726	4,441,733
Enstar Group Ltd. (a)	11,685	3,763,154
First Western Financial, Inc. (a)	72,061	1,408,793
International General Insurance Holdings Ltd. (b)	111,530	2,649,953
Live Oak Bancshares, Inc.	220,602	8,724,809
Mr. Cooper Group, Inc. (a)	92,059	8,838,585
Silvercrest Asset Management Group, Inc., Class A (b)	86,767	1,595,645
Triumph Financial, Inc. (a)	128,683	11,694,711
Webster Financial Corp.	21,640	1,194,961
		52,260,504

	Shares	Fair Value
Health Care — 8.6%
Astrana Health, Inc. (a)(b)	138,010	$4,351,455
Enovis Corp. (a)	210,012	9,215,327
Mesa Laboratories, Inc. (b)	23,856	3,145,891
UFP Technologies, Inc. (a)(b)	11,812	2,888,152
		19,600,825
Industrials — 29.9%
Allegiant Travel Co. (b)	114,824	10,807,235
Allient, Inc.	110,632	2,686,145
Cimpress plc (a)	27,594	1,979,042
Concrete Pumping Holdings, Inc. (a)(b)	470,262	3,131,945
Douglas Dynamics, Inc.	62,616	1,479,616
Ducommun, Inc. (a)	115,796	7,371,573
Energy Recovery, Inc. (a)	195,945	2,880,391
ESAB Corp.	15,941	1,911,964
First Advantage Corp. (a)	579,123	10,846,974
FTAI Aviation Ltd.	33,346	4,803,158
FTAI Infrastructure, Inc. (b)	540,662	3,925,206
Graham Corp. (a)	109,165	4,854,568
Insperity, Inc.	25,640	1,987,356
Miller Industries, Inc. (b)	43,476	2,841,591
Perma-Fix Environmental Services, Inc. (a)(b)	145,661	1,612,467
Proficient Auto Logistics, Inc. (a)	162,562	1,311,875
Thermon Group Holdings, Inc. (a)	61,192	1,760,494
WESCO International, Inc.	10,359	1,874,565
		68,066,165
Information Technology — 0.9%
Progress Software Corp. (b)	20,600	1,342,090
Rimini Street, Inc. (a)(b)	273,268	729,626
		2,071,716
Materials — 7.7%
Ashland, Inc.	54,143	3,869,059
Core Molding Technologies, Inc. (a)(b)	80,460	1,330,808
Orion SA	195,866	3,092,724
Taseko Mines Ltd. (a)(b)	1,413,263	2,741,730
United States Lime & Minerals, Inc.	48,945	6,496,959
		17,531,280

2 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
December 31, 2024

	Shares	Fair Value
Common Stocks — 99.2% continued
Real Estate — 3.9%
CubeSmart	17,671	$757,202
Curbline Properties Corp.	63,280	1,469,362
Ryman Hospitality Properties, Inc.	64,782	6,759,354
		8,985,918
Utilities — 1.2%
UGI Corp. (b)	94,423	2,665,561

Total Common Stocks
(Cost $141,662,133)		$225,644,228

Registered Investment Companies — 6.7%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (c)	2,386,051	$2,386,051
State Street Navigator Securities Lending Portfolio I, 4.16% (c)(d)	12,876,361	12,876,361
Total Registered Investment Companies
(Cost $15,262,412)		$15,262,412

Total Investment Securities — 105.9%
(Cost $156,924,545)		$240,906,640

Liabilities in Excess of Other Assets — (5.9)%		(13,474,468)

Net Assets — 100.0%		$227,432,172

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $34,866,404.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

SA — Societe Anonyme

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
December 31, 2024

	Shares	Fair Value
Common Stocks — 97.7%
Communication Services — 1.6%
Liberty Media Corp. - Liberty Formula One - Series C (a)	193,869	$17,963,902

Consumer Discretionary — 10.4%
Bath & Body Works, Inc.	222,743	8,635,746
CarMax, Inc. (a)	139,874	11,436,098
Lear Corp.	123,435	11,689,295
NVR, Inc. (a)	3,132	25,616,315
Red Rock Resorts, Inc., Class A (b)	1,167,309	53,976,368
Vail Resorts, Inc. (b)	30,968	5,804,952
		117,158,774
Consumer Staples — 6.6%
Lancaster Colony Corp.	138,565	23,991,144
Post Holdings, Inc. (a)	438,097	50,144,583
		74,135,727
Energy — 4.0%
Civitas Resources, Inc. (b)	471,095	21,609,128
Coterra Energy, Inc.	693,158	17,703,255
Magnolia Oil & Gas Corp., Class A (b)	224,604	5,251,242
		44,563,625
Financials — 17.4%
Bank OZK	260,842	11,615,294
Brown & Brown, Inc.	78,721	8,031,116
Enstar Group Ltd. (a)	47,966	15,447,450
First Horizon Corp.	457,130	9,206,598
Live Oak Bancshares, Inc. (b)	552,243	21,841,211
Loews Corp.	124,712	10,561,859
Mr. Cooper Group, Inc. (a)	514,439	49,391,288
RenaissanceRe Holdings Ltd. (b)	81,194	20,201,879
Stifel Financial Corp.	95,219	10,100,832
Synovus Financial Corp.	215,223	11,025,874
Webster Financial Corp.	512,352	28,292,077
		195,715,478
Health Care — 9.2%
Boston Scientific Corp. (a)	92,969	8,303,991
Enovis Corp. (a)(b)	454,364	19,937,492
Envista Holdings Corp. (a)(b)	375,291	7,239,363
ICON plc (a)	89,003	18,664,819

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 3

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2024

	Shares	Fair Value
Common Stocks — 97.7% continued
Health Care — 9.2% continued
Labcorp Holdings, Inc.	79,640	$18,263,045
Perrigo Co. plc (b)	587,327	15,100,177
Solventum Corp. (a)	88,414	5,840,629
Teleflex, Inc.	53,827	9,580,129
		102,929,645
Industrials — 26.7%
Alaska Air Group, Inc. (a)(b)	206,933	13,398,912
Allegiant Travel Co. (b)	52,194	4,912,499
Broadridge Financial Solutions, Inc. (b)	27,216	6,153,265
Energy Recovery, Inc. (a)	745,058	10,952,353
ESAB Corp.	88,221	10,581,227
First Advantage Corp. (a)	1,009,986	18,917,038
Fortune Brands Innovations, Inc.	126,294	8,629,669
Gates Industrial Corp. plc (a)	1,748,247	35,961,441
Helios Technologies, Inc.	128,425	5,732,892
Huntington Ingalls Industries, Inc. (b)	121,966	23,047,915
Insperity, Inc. (b)	147,850	11,459,853
Regal Rexnord Corp.	253,836	39,377,579
Sensata Technologies Holding plc (b)	244,790	6,707,246
SS&C Technologies Holdings, Inc.	361,979	27,430,769
WESCO International, Inc. (b)	342,070	61,900,987
WNS Holdings Ltd. (a)	321,924	15,255,978
		300,419,623
Information Technology — 7.3%
Ciena Corp. (a)	208,544	17,686,617
GoDaddy, Inc., Class A (a)	71,959	14,202,548
Informatica, Inc., Class A (a)(b)	502,001	13,016,886
Progress Software Corp. (b)	126,053	8,212,353
Teledyne Technologies, Inc. (a)(b)	19,668	9,128,509
VeriSign, Inc. (a)	97,964	20,274,629
		82,521,542

	Shares	Fair Value
Materials — 2.5%
Ashland, Inc. (b)	397,446	$28,401,491

Real Estate — 10.9%
CubeSmart	800,856	34,316,680
Mid-America Apartment Communities, Inc.	172,238	26,622,828
Rayonier, Inc.	613,226	16,005,199
Rexford Industrial Realty, Inc. (b)	204,940	7,922,980
Ryman Hospitality Properties, Inc.	179,721	18,752,089
UDR, Inc. (b)	450,554	19,558,549
		123,178,325
Utilities — 1.1%
UGI Corp. (b)	449,500	12,689,385

Total Common Stocks
(Cost $772,663,066)		$1,099,677,517

Registered Investment Companies — 4.2%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (c)	20,994,710	20,994,710
State Street Navigator Securities Lending Portfolio I, 4.16% (c)(d)	26,592,874	26,592,874
Total Registered Investment Companies
(Cost $47,587,584)		$47,587,584

Total Investment Securities — 101.9%
(Cost $820,250,650)		$1,147,265,101

Liabilities in Excess of Other Assets — (1.9)%		(22,047,285)

Net Assets — 100.0%		$1,125,217,816

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $87,426,923.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

4 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments
December 31, 2024

	Shares	Fair Value
Common Stocks — 99.6%
Communication Services — 1.7%
Liberty Media Corp. - Liberty Formula One - Series C (a)	27,207	$2,521,001

Consumer Discretionary — 9.2%
CarMax, Inc. (a)	20,160	1,648,282
Lear Corp.	12,037	1,139,904
NVR, Inc. (a)	410	3,353,349
Red Rock Resorts, Inc., Class A	144,349	6,674,698
Vail Resorts, Inc. (b)	3,679	689,629
		13,505,862
Consumer Staples — 7.9%
Lancaster Colony Corp.	17,058	2,953,422
Post Holdings, Inc. (a)	60,159	6,885,799
Sysco Corp.	22,542	1,723,561
		11,562,782
Energy — 2.6%
Civitas Resources, Inc.	16,101	738,553
Coterra Energy, Inc.	87,147	2,225,734
Diamondback Energy, Inc.	5,269	863,220
		3,827,507
Financials — 16.6%
Allstate Corp. (The)	7,804	1,504,533
American International Group, Inc.	84,940	6,183,632
Fidelity National Information Services, Inc.	27,020	2,182,405
Hartford Financial Services Group, Inc. (The)	22,496	2,461,062
Loews Corp.	10,953	927,610
LPL Financial Holdings, Inc.	3,640	1,188,496
Mr. Cooper Group, Inc. (a)	46,057	4,421,933
Stifel Financial Corp.	8,355	886,298
Webster Financial Corp.	32,159	1,775,820
Willis Towers Watson plc	8,993	2,816,967
		24,348,756
Health Care — 11.1%
Boston Scientific Corp. (a)	48,032	4,290,218
Enovis Corp. (a)	46,683	2,048,450

	Shares	Fair Value
Health Care — 11.1% continued
Envista Holdings Corp. (a)(b)	46,000	$887,340
Humana, Inc.	11,072	2,809,077
ICON plc (a)	7,926	1,662,162
Labcorp Holdings, Inc.	12,090	2,772,479
Solventum Corp. (a)	11,372	751,234
Teleflex, Inc.	6,292	1,119,850
		16,340,810
Industrials — 25.7%
Alaska Air Group, Inc. (a)	35,920	2,325,820
ESAB Corp.	8,953	1,073,823
Ferguson Enterprises, Inc.	9,880	1,714,872
Fortune Brands Innovations, Inc.	17,174	1,173,499
Huntington Ingalls Industries, Inc.	11,664	2,204,146
Insperity, Inc.	12,168	943,142
Johnson Controls International plc	29,783	2,350,772
L3Harris Technologies, Inc.	12,126	2,549,855
Parker-Hannifin Corp.	8,582	5,458,410
Regal Rexnord Corp.	33,941	5,265,267
Sensata Technologies Holding plc	30,902	846,715
SS&C Technologies Holdings, Inc.	49,451	3,747,397
WESCO International, Inc.	44,408	8,036,072
		37,689,790
Information Technology — 7.5%
Check Point Software Technologies Ltd. (a)	7,293	1,361,603
Ciena Corp. (a)	27,068	2,295,637
GoDaddy, Inc., Class A (a)	9,270	1,829,620
Informatica, Inc., Class A (a)	63,978	1,658,950
Teledyne Technologies, Inc. (a)	2,593	1,203,489
VeriSign, Inc. (a)	12,902	2,670,198
		11,019,497
Materials — 4.5%
Ashland, Inc.	44,101	3,151,458
Freeport-McMoRan, Inc.	91,843	3,497,381
		6,648,839

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 5

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2024

	Shares	Fair Value
Common Stocks — 99.6% continued
Real Estate — 11.7%
CubeSmart	93,387	$4,001,633
Extra Space Storage, Inc.	9,645	1,442,892
Mid-America Apartment Communities, Inc.	21,239	3,282,912
Rayonier, Inc.	47,860	1,249,146
Ryman Hospitality Properties, Inc.	23,869	2,490,491
SBA Communications Corp., Class A	9,844	2,006,207
UDR, Inc.	60,313	2,618,187
		17,091,468
Utilities — 1.1%
UGI Corp. (b)	56,640	1,598,947

Total Common Stocks
(Cost $91,165,348)		$146,155,259

Registered Investment Companies — 1.7%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (c)	1,872,317	1,872,317
State Street Navigator Securities Lending Portfolio I, 4.16% (c)(d)	578,996	578,996
Total Registered Investment Companies
(Cost $2,451,313)		$2,451,313

Total Investment Securities — 101.3%
(Cost $93,616,661)		$148,606,572

Liabilities in Excess of Other Assets — (1.3)%		(1,919,368)

Net Assets — 100.0%		$146,687,204

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $824,250.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Fund
Schedule of Investments
December 31, 2024

	Shares	Fair Value
Common Stocks — 96.1%
Consumer Discretionary — 13.6%
Amazon.com, Inc. (a)(b)	770,957	$169,140,256
CarMax, Inc. (a)(b)	2,715,948	222,055,908
General Motors Co. (a)	5,235,394	278,889,438
Home Depot, Inc. (The) (a)	268,912	104,604,079
Lululemon Athletica, Inc. (b)	428,875	164,006,089
NVR, Inc. (b)	11,613	94,981,566
Starbucks Corp. (a)	1,527,406	139,375,798
		1,173,053,134
Consumer Staples — 6.7%
Colgate-Palmolive Co.	1,870,586	170,054,973
Sysco Corp. (a)	3,277,192	250,574,100
Target Corp. (a)	1,166,606	157,701,799
		578,330,872
Energy — 6.2%
ConocoPhillips (a)	3,064,482	303,904,680
Diamondback Energy, Inc.	1,388,253	227,437,489
		531,342,169
Financials — 23.0%
Allstate Corp. (The) (a)	292,033	56,301,042
American International Group, Inc.	5,754,195	418,905,396
Aon plc, Class A (a)	617,961	221,946,873
Bank of America Corp. (a)	6,854,746	301,266,087
Berkshire Hathaway, Inc., Class B (a)(b)	726,421	329,272,111
Hartford Financial Services Group, Inc. (The)	1,197,131	130,966,131
KeyCorp	8,331,326	142,798,928
Nasdaq, Inc.	1,916,358	148,153,637
Visa, Inc., Class A (a)	409,123	129,299,233
Wells Fargo & Co.	1,457,599	102,381,754
		1,981,291,192
Health Care — 15.7%
Abbott Laboratories (a)	2,983,077	337,415,839
AbbVie, Inc. (a)	476,445	84,664,276
Becton, Dickinson and Co.	840,766	190,744,582
HCA Healthcare, Inc. (a)	663,468	199,139,920
Labcorp Holdings, Inc. (a)	805,210	184,650,757
Medtronic plc	1,913,792	152,873,705
Pfizer, Inc.	7,886,854	209,238,237
		1,358,727,316

6 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
December 31, 2024

	Shares	Fair Value
Common Stocks — 96.1%
Industrials — 17.5%
Builders FirstSource, Inc. (b)	821,737	$117,450,869
Caterpillar, Inc.	440,205	159,688,766
Deere & Co. (a)	340,891	144,435,517
Ferguson Enterprises, Inc. (a)	844,544	146,587,502
L3Harris Technologies, Inc. (a)	654,353	137,597,349
Parker-Hannifin Corp.	120,107	76,391,655
Regal Rexnord Corp. (a)	930,336	144,323,024
SS&C Technologies Holdings, Inc. (a)	2,489,196	188,631,273
Union Pacific Corp. (a)	889,912	202,935,532
Waste Management, Inc.	939,410	189,563,544
		1,507,605,031
Information Technology — 4.4%
Accenture plc, Class A (a)	265,870	93,530,407
Texas Instruments, Inc. (a)	1,533,368	287,521,834
		381,052,241
Materials — 4.0%
Freeport-McMoRan, Inc.	3,231,832	123,068,163
International Paper Co. (a)	1,913,708	102,995,765
Martin Marietta Materials, Inc.	230,878	119,248,487
		345,312,415
Real Estate — 3.7%
Extra Space Storage, Inc.	952,395	142,478,292
SBA Communications Corp., Class A	862,665	175,811,127
		318,289,419
Utilities — 1.3%
Dominion Energy, Inc.	2,089,370	112,533,468

Total Common Stocks
(Cost $6,448,880,674)		$8,287,537,257

	Shares	Fair Value
Registered Investment Companies — 6.8%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (c)	335,658,851	$335,658,851
State Street Navigator Securities Lending Portfolio I, 4.16% (c)(d)	252,226,955	252,226,955
Total Registered Investment Companies
(Cost $587,885,806)		$587,885,806

Total Investment Securities — 102.9%
(Cost $7,036,766,480)		$8,875,423,063

Liabilities in Excess of Other Assets — (2.9)%		(251,875,587)

Net Assets — 100.0%		$8,623,547,476

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $330,159,248.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 7

Diamond Hill Large Cap Concentrated Fund
Schedule of Investments
December 31, 2024

	Shares	Fair Value
Common Stocks — 96.4%
Consumer Discretionary — 12.4%
Amazon.com, Inc. (a)	6,208	$1,361,973
General Motors Co.	34,263	1,825,190
Home Depot, Inc. (The)	2,720	1,058,053
		4,245,216
Consumer Staples — 5.7%
Sysco Corp.	25,624	1,959,211

Energy — 6.8%
ConocoPhillips	23,311	2,311,752

Financials — 24.1%
American International Group, Inc.	39,433	2,870,722
Aon plc, Class A	4,345	1,560,550
Bank of America Corp.	35,892	1,577,453
Berkshire Hathaway, Inc., Class B (a)	4,946	2,241,923
		8,250,648
Health Care — 19.6%
Abbott Laboratories	20,569	2,326,560
HCA Healthcare, Inc.	4,672	1,402,301
Labcorp Holdings, Inc.	6,019	1,380,277
Pfizer, Inc.	60,710	1,610,636
		6,719,774
Industrials — 16.3%
Caterpillar, Inc.	3,472	1,259,503
SS&C Technologies Holdings, Inc.	19,729	1,495,064
Union Pacific Corp.	6,514	1,485,453
Waste Management, Inc.	6,529	1,317,487
		5,557,507
Information Technology — 5.7%
Texas Instruments, Inc.	10,453	1,960,042

Materials — 2.4%
Freeport-McMoRan, Inc.	21,790	829,763

Real Estate — 3.4%
Extra Space Storage, Inc.	7,769	1,162,242

Total Common Stocks
(Cost $29,072,914)		$32,996,155

	Shares	Fair Value
Registered Investment Companies — 3.6%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (b) (Cost $1,238,885)	1,238,885	$1,238,885

Total Investment Securities — 100.0%
(Cost $30,311,799)		$34,235,040

Liabilities in Excess of Other Assets — (0.0)% (c)		(15,259)

Net Assets — 100.0%		$34,219,781

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.
(c)	Percentage rounds to less than 0.1%.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

8 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Select Fund
Schedule of Investments
December 31, 2024

	Shares	Fair Value
Common Stocks — 96.0%
Consumer Discretionary — 20.8%
Amazon.com, Inc. (a)	64,791	$14,214,497
CarMax, Inc. (a)	259,942	21,252,858
General Motors Co.	436,389	23,246,442
Lululemon Athletica, Inc. (a)	42,294	16,173,649
Red Rock Resorts, Inc., Class A	682,710	31,568,510
Starbucks Corp.	155,083	14,151,324
		120,607,280
Consumer Staples — 1.7%
Target Corp.	74,734	10,102,542

Energy — 2.9%
Diamondback Energy, Inc.	103,913	17,024,067

Financials — 20.5%
American International Group, Inc.	543,131	39,539,937
Bank of America Corp.	264,063	11,605,569
KeyCorp	1,109,566	19,017,961
Mr. Cooper Group, Inc. (a)	509,507	48,917,767
		119,081,234
Health Care — 12.4%
Abbott Laboratories	129,202	14,614,038
Enovis Corp. (a)(b)	557,755	24,474,289
HCA Healthcare, Inc.	48,501	14,557,575
Pfizer, Inc.	688,387	18,262,907
		71,908,809
Industrials — 26.2%
Builders FirstSource, Inc. (a)	77,908	11,135,390
Cimpress plc (a)(b)	436,242	31,287,276
Huntington Ingalls Industries, Inc.	86,431	16,332,866
Regal Rexnord Corp.	197,481	30,635,228
SS&C Technologies Holdings, Inc.	262,083	19,860,650
Union Pacific Corp.	85,146	19,416,694
WESCO International, Inc.	129,677	23,466,350
		152,134,454
Information Technology — 4.1%
Coherent Corp. (a)(b)	110,229	10,441,993
Texas Instruments, Inc.	71,305	13,370,401
		23,812,394

	Shares	Fair Value
Materials — 4.9%
Ashland, Inc.	260,325	$18,602,824
International Paper Co. (b)	180,222	9,699,548
		28,302,372
Real Estate — 2.5%
SBA Communications Corp., Class A	73,097	14,897,169

Total Common Stocks
(Cost $406,618,197)		$557,870,321

Registered Investment Companies — 4.2%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (c)	23,181,038	23,181,038
State Street Navigator Securities Lending Portfolio I, 4.16% (c)(d)	1,129,465	1,129,465
Total Registered Investment Companies
(Cost $24,310,503)		$24,310,503

Total Investment Securities — 100.2%
(Cost $430,928,700)		$582,180,824

Liabilities in Excess of Other Assets — (0.2)%		(1,385,189)

Net Assets — 100.0%		$580,795,635

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $22,229,166.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 9

Diamond Hill Long-Short Fund
Schedule of Investments
December 31, 2024

	Shares	Fair Value
Common Stocks — 91.5%
Communication Services — 12.5%
Alphabet, Inc., Class A (a)	421,390	$79,769,127
Comcast Corp., Class A (a)	363,204	13,631,046
Meta Platforms, Inc., Class A (a)	133,384	78,097,666
Verizon Communications, Inc. (a)	302,405	12,093,176
Walt Disney Co. (The)	238,544	26,561,874
		210,152,889
Consumer Discretionary — 8.2%
Amazon.com, Inc. (b)	127,620	27,998,552
Lear Corp. (a)	250,890	23,759,283
Lululemon Athletica, Inc. (a)(b)(c)	49,605	18,969,448
TJX Cos., Inc. (The) (a)	134,416	16,238,797
Ulta Beauty, Inc. (a)(b)	118,135	51,380,456
		138,346,536
Consumer Staples — 3.5%
Constellation Brands, Inc., Class A (a)	98,429	21,752,809
Lamb Weston Holdings, Inc. (a)	163,295	10,913,005
Sysco Corp. (a)	347,705	26,585,524
		59,251,338
Energy — 4.2%
Chevron Corp. (a)	284,324	41,181,488
Coterra Energy, Inc. (a)	1,151,653	29,413,218
		70,594,706
Financials — 21.6%
Allstate Corp. (The)	63,863	12,312,148
American International Group, Inc. (a)	991,695	72,195,396
Bank of America Corp. (c)	556,905	24,475,975
Berkshire Hathaway, Inc., Class B (a)(b)	58,824	26,663,743
Citigroup, Inc. (a)(c)	1,122,001	78,977,650
Fidelity National Information Services, Inc. (a)	273,261	22,071,291
Hartford Financial Services Group, Inc. (The)	222,526	24,344,344

	Shares	Fair Value
Financials — 21.6% continued
KKR & Co., Inc. (a)	87,688	$12,969,932
Morgan Stanley (a)	181,422	22,808,374
Truist Financial Corp. (a)(c)	549,004	23,815,794
Visa, Inc., Class A (a)	85,507	27,023,632
Wells Fargo & Co. (a)(c)	224,662	15,780,259
		363,438,538
Health Care — 13.7%
Abbott Laboratories (a)	269,012	30,427,947
Becton, Dickinson and Co. (a)	108,906	24,707,504
Enovis Corp. (b)	635,313	27,877,534
HCA Healthcare, Inc. (a)	109,616	32,901,242
Labcorp Holdings, Inc.	109,954	25,214,651
Medtronic plc (a)	316,086	25,248,950
Perrigo Co. plc (a)	841,020	21,622,624
Pfizer, Inc. (a)	988,065	26,213,364
Teleflex, Inc. (a)	96,305	17,140,364
		231,354,180
Industrials — 12.3%
Builders FirstSource, Inc. (a)(b)	191,850	27,421,121
ESAB Corp. (a)	98,765	11,845,874
Johnson Controls International plc (a)	146,200	11,539,566
L3Harris Technologies, Inc. (a)	105,735	22,233,956
Parker-Hannifin Corp.	84,596	53,805,594
SS&C Technologies Holdings, Inc. (a)	557,104	42,217,341
WNS Holdings Ltd. - ADR (a)(b)	800,223	37,922,568
		206,986,020
Information Technology — 11.7%
Ciena Corp. (a)(b)	300,048	25,447,071
Microsoft Corp. (c)	172,477	72,699,056
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	219,170	43,283,883
Texas Instruments, Inc. (a)	123,441	23,146,422
VeriSign, Inc. (b)(c)	154,540	31,983,598
		196,560,030

10 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
December 31, 2024

	Shares	Fair Value
Common Stocks — 91.5% continued
Materials — 1.6%
Ashland, Inc. (a)	116,849	$8,350,030
Freeport-McMoRan, Inc. (a)	489,089	18,624,509
		26,974,539
Real Estate — 0.9%
Extra Space Storage, Inc. (a)	95,175	14,238,180

Utilities — 1.3%
Dominion Energy, Inc. (a)	417,235	22,472,277

Total Common Stocks
(Cost $858,487,268)		$1,540,369,233

	Shares	Fair Value
Registered Investment Companies — 39.4%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (d)	120,617,599	$120,617,599
State Street Navigator Securities Lending Portfolio I, 4.16% (d)(e)	543,603,643	543,603,643
Total Registered Investment Companies
(Cost $664,221,242)		$664,221,242

Total Investment Securities — 130.9%
(Cost $1,522,708,510)		$2,204,590,475

Segregated Cash With Custodian — 35.1%		591,542,651

Investments Sold Short — (34.4)%
(Proceeds $500,942,331)		(579,264,727)

Liabilities in Excess of Other Assets — (31.6)%		(533,047,952)

Net Assets — 100.0%		$1,683,820,447

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $533,522,133.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of December 31, 2024.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
December 31, 2024

	Shares	Fair Value
Common Stocks — 34.4%
Consumer Discretionary — 11.1%
Acushnet Holdings Corp.	232,034	$16,492,977
Carvana Co., Class A	28,285	5,752,038
Choice Hotels International, Inc.	105,335	14,955,463
Deckers Outdoor Corp.	99,795	20,267,367
GameStop Corp., Class A	819,475	25,682,346
Garmin Ltd.	151,085	31,162,792
Royal Caribbean Cruises Ltd.	115,935	26,745,045
Shake Shack, Inc., Class A	58,077	7,538,395
Sweetgreen, Inc., Class A	681,645	21,853,539
United Parks and Resorts, Inc.	174,045	9,779,589
YETI Holdings, Inc.	161,340	6,213,203
		186,442,754
Consumer Staples — 3.4%
Clorox Co. (The)	68,255	11,085,295
e.l.f. Beauty, Inc.	18,725	2,350,924
Sprouts Farmers Market, Inc.	82,885	10,532,197
WD-40 Co.	137,063	33,262,449
		57,230,865
Financials — 4.9%
Affirm Holdings, Inc., Class A	256,640	15,629,376
Bank of Hawaii Corp.	291,790	20,787,120
Commerce Bancshares, Inc.	336,430	20,962,953
First Financial Bankshares, Inc.	159,581	5,752,895
Palomar Holdings, Inc.	183,366	19,361,616
		82,493,960
Health Care — 2.1%
Doximity, Inc., Class A	536,425	28,639,731
Penumbra, Inc.	29,145	6,921,355
		35,561,086
Industrials — 2.9%
Atkore, Inc.	116,570	9,727,766
Core & Main, Inc., Class A	280,385	14,274,400

	Shares	Fair Value
Industrials — 2.9% continued
Mueller Industries, Inc.	98,605	$7,825,293
Powell Industries, Inc.	41,365	9,168,552
Robert Half, Inc.	80,035	5,639,266
W.W. Grainger, Inc.	2,810	2,961,880
		49,597,157
Information Technology — 7.0%
Akamai Technologies, Inc.	30,605	2,927,368
Alarm.com Holdings, Inc.	409,050	24,870,240
Asana, Inc., Class A	148,303	3,006,102
Badger Meter, Inc.	44,108	9,356,189
F5, Inc.	47,232	11,877,431
International Business Machines Corp.	173,750	38,195,462
Oracle Corp.	15,155	2,525,429
Samsara, Inc., Class A	301,960	13,192,632
Teradata Corp.	388,290	12,095,233
		118,046,086
Materials — 0.3%
Silgan Holdings, Inc.	97,815	5,091,271

Real Estate — 2.1%
eXp World Holdings, Inc.	1,082,205	12,456,180
Vornado Realty Trust	534,060	22,451,882
		34,908,062
Utilities — 0.6%
Ormat Technologies, Inc.	146,094	9,893,486

Total Investments Sold Short — 34.4%
(Proceeds $500,942,331)		$579,264,727

See accompanying Notes to Financial Statements.

12 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2024

	Shares	Fair Value
Common Stocks — 92.6%
Australia — 1.4%
Whitehaven Coal Ltd.	507,080	$1,941,104

Belgium — 2.7%
UCB SA	19,106	3,803,671

Brazil — 1.6%
Ambev SA	507,147	962,699
Arcos Dorados Holdings, Inc., Class A	184,039	1,339,804
		2,302,503
Canada — 4.4%
Canadian Natural Resources Ltd. (a)	100,252	3,094,675
Capstone Copper Corp. (a)(b)	183,672	1,135,741
Imperial Oil Ltd. (a)	33,052	2,036,654
		6,267,070
China — 3.4%
Alibaba Group Holding Ltd.	206,900	2,189,697
Tencent Holdings Ltd.	48,300	2,577,907
		4,767,604
Finland — 2.0%
Konecranes OYJ	44,767	2,837,616

France — 3.4%
Safran SA	14,998	3,286,485
Veolia Environnement SA	56,337	1,580,826
		4,867,311
Germany — 3.3%
Evotec SE (b)	116,206	988,799
Gerresheimer AG	26,505	1,951,446
Krones AG	14,100	1,747,909
		4,688,154
India — 4.0%
Arvind Ltd.	284,551	1,360,836
HDFC Bank Ltd. - ADR	67,301	4,297,842
		5,658,678
Ireland — 1.4%
ICON plc (b)	9,394	1,970,016

	Shares	Fair Value
Japan — 6.4%
Japan Petroleum Exploration Co. Ltd.	299,500	$2,174,763
Max Co. Ltd.	79,300	1,757,419
Mitsubishi Corp.	145,600	2,382,176
Mitsubishi Shokuhin Co. Ltd.	85,700	2,710,427
		9,024,785
Korea (Republic of) — 2.3%
Samsung Electronics Co. Ltd.	91,632	3,260,574

Mexico — 2.7%
Wal-Mart de Mexico SAB de CV	1,444,966	3,803,308

Netherlands — 5.9%
EXOR NV	53,889	4,940,783
Prosus NV	56,470	2,244,716
uniQure NV (a)(b)	67,320	1,188,871
		8,374,370
Peru — 0.7%
Credicorp Ltd.	5,448	998,727

Spain — 0.9%
Allfunds Group plc	239,093	1,251,093

Sweden — 1.5%
Epiroc AB, Class B	131,206	2,046,950

Switzerland — 11.1%
Compagnie Financiere Richemont SA, Class A	22,666	3,429,386
Julius Baer Group Ltd.	22,991	1,491,720
Nestlé© SA	23,094	1,895,040
Novartis AG - ADR (a)	30,715	2,988,877
Roche Holdings AG	9,482	2,651,699
Sandoz Group AG	80,334	3,293,681
		15,750,403
Taiwan Province of China — 3.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	27,100	5,351,979

United Kingdom — 21.8%
Beazley plc	231,244	2,360,786
Bunzl plc	79,497	3,273,489

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 13

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2024

	Shares	Fair Value
Common Stocks — 92.6% continued
United Kingdom — 21.8% continued
Compass Group plc	118,363	$3,938,569
Glencore plc	740,561	3,261,750
GSK plc	112,840	1,903,413
Howden Joinery Group plc	317,238	3,142,925
Smith & Nephew plc	238,518	2,955,985
Tesco plc	1,037,015	4,769,872
Unilever plc	92,221	5,253,786
		30,860,575
United States — 7.9%
Aurinia Pharmaceuticals, Inc. (b)	70,099	629,489
CNH Industrial NV	166,844	1,890,342
Ferguson Enterprises, Inc.	10,867	1,895,050
Spotify Technology SA (a)(b)	7,685	3,438,115
Willis Towers Watson plc	10,663	3,340,078
		11,193,074

Total Common Stocks
(Cost $121,713,569)		$131,019,565

	Shares	Fair Value
Registered Investment Companies — 12.6%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (c)	10,013,790	$10,013,790
State Street Navigator Securities Lending Portfolio I, 4.16% (c)(d)	7,793,574	7,793,574
Total Registered Investment Companies
(Cost $17,807,364)		$17,807,364

Total Investment Securities — 105.2%
(Cost $139,520,933)		$148,826,929

Liabilities in Excess of Other Assets — (5.2)%		(7,414,523)

Net Assets — 100.0%		$141,412,406

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $7,602,739.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2024.
(d)	This security was purchased using cash collateral held from securities on loan.

AB — Aktiebolag

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

OYJ — Julkinen Osakeyhito

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV — Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

See accompanying Notes to Financial Statements.

14 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 2.0%
Banking — 1.0%
American Express Co.	6.338%	10/30/26	$1,000,000	$1,012,384
American Express Co.	2.550%	03/04/27	500,000	478,684
Bank of America Corp. (1* TSFR3M + 90) (a)(b)	2.015%	02/13/26	6,600,000	6,577,935
Bank of America Corp. (1* SOFR + 115) (b)	1.319%	06/19/26	776,000	763,329
Capital One Financial Corp. (b)	2.636%	03/03/26	1,000,000	995,751
Citibank NA	4.876%	11/19/27	1,750,000	1,751,403
Discover Bank	3.450%	07/27/26	801,000	783,016
Discover Financial Services	3.750%	03/04/25	1,949,000	1,944,814
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,133,027
HSBC Holdings plc	5.597%	05/17/28	4,000,000	4,042,872
JPMorgan Chase & Co.	1.470%	09/22/27	3,800,000	3,594,648
JPMorgan Chase Bank NA (a)	5.110%	12/08/26	500,000	505,267
Key Bank NA (a)	5.850%	11/15/27	2,000,000	2,049,740
Key Bank NA (a)	4.390%	12/14/27	1,600,000	1,573,246
PNC Bank NA (a)	4.775%	01/15/27	3,000,000	3,001,337
Royal Bank of Canada	4.950%	04/25/25	900,000	901,124
US Bancorp	6.787%	10/26/27	900,000	930,449
Wells Fargo & Co. (1* SOFR + 200) (b)	2.188%	04/30/26	1,675,000	1,659,835
Wells Fargo & Co., Series Q	3.196%	06/17/27	1,500,000	1,465,311
				35,164,172
Communications — 0.1%
Netflix, Inc. (c)	3.625%	06/15/25	3,750,000	3,728,688

Consumer Cyclical — 0.4%
Dollar Tree, Inc. (a)	4.000%	05/15/25	1,600,000	1,594,043
Ford Motor Credit Co., LLC	5.850%	05/17/27	5,000,000	5,053,622
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,564,628
Honda Motor Co.	2.271%	03/10/25	900,000	895,801
Hyundai Capital America (c)	6.250%	11/03/25	900,000	908,740
Hyundai Capital America (c)	5.650%	06/26/26	900,000	908,657

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical — 0.4% continued
Volkswagen Group America (c)	4.900%	08/14/26	$800,000	$796,771
				13,722,262
Consumer Non-Cyclical — 0.0% (d)
Pfizer, Inc.	4.450%	05/19/26	900,000	898,644

Electric — 0.0% (d)
DTE Energy Co.	1.050%	06/01/25	500,000	492,278

Energy — 0.1%
Energy Transfer Operating, LP	5.500%	06/01/27	1,000,000	1,012,842
Energy Transfer, LP	6.050%	12/01/26	500,000	510,706
				1,523,548
Insurance — 0.2%
Athene Global Funding (c)	2.500%	01/14/25	1,450,000	1,448,762
Jackson National Life Global Funding (a)(c)	5.550%	07/02/27	3,150,000	3,189,489
Pricoa Global Funding (c)	4.400%	08/27/27	1,000,000	996,755
Principal Life Global Funding II (c)	4.600%	08/19/27	500,000	498,547
RGA Global Funding (c)	2.000%	11/30/26	800,000	760,959
				6,894,512
Technology — 0.1%
Broadcom, Inc. (a)	5.050%	07/12/27	4,225,000	4,264,131
Dell International, LLC / EMC Corp.	4.900%	10/01/26	300,000	300,837
				4,564,968
Transportation — 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	343,223	340,433
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,259,000	1,188,988
American Express Co.	5.043%	07/26/28	500,000	502,618

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 15

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 2.0% continued
Transportation — 0.1% continued
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	$545,920	$557,527
				2,589,566

Total Corporate Credit
(Cost $69,303,782)				$69,578,638

Securitized — 79.8%
ABS-Other — 3.3%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	3,588,000	3,354,758
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	664,946	649,720
Diamond Resorts Owner Trust, Series 2021-1A, Class D (c)	3.830%	11/21/33	189,985	185,208
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(c)	4.450%	01/25/26	8,850,000	8,485,591
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(c)	3.620%	07/25/26	9,900,000	9,126,178
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	14,280,000	13,221,832
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	4,850,000	4,895,452
Greensky Home Improvement, Series 2024-1, Class C (c)	6.360%	07/25/59	5,500,000	5,593,562
Greensky Home Improvement, Series 2024-1, Class D (c)	7.330%	07/25/59	7,000,000	7,177,049
Greensky Home Improvement, Series 2024-2, Class D (c)	6.430%	10/27/59	2,050,000	2,062,960
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	1,373,341	1,181,330

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 3.3% continued
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	$972,223	$711,548
Helios Issuer, LLC, Series 2022-C, Class C (c)	6.000%	11/22/49	4,145,200	3,311,355
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	7,987	7,942
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	552,483	528,044
Holiday Inn Timeshare Trust, Series 2020-A, Class D (c)	5.500%	10/09/39	256,969	245,827
Holiday Inn Timeshare Trust, Series 2020-A, Class E (c)	6.500%	10/09/39	1,464,722	1,386,955
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	2,144,543	1,692,274
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	1,661,557	1,275,787
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	301,418	265,596
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (c)	3.100%	04/20/46	901,027	768,291
Mosaic Solar Loans, LLC, Series 2021-1, Class D (c)	3.710%	12/20/46	466,296	384,127
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	11,000,000	8,017,443
MVW Own Trust, Series 2021-1W, Class D (c)	3.170%	01/22/41	1,169,472	1,100,990
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (b)(c)	8.819%	05/25/27	3,625,000	3,673,285

16 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
ABS-Other — 3.3% continued
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	$4,328,283	$4,386,346
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	839,639	763,968
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	149,508	147,668
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class A (c)	1.830%	11/15/55	11,300,000	10,981,265
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	2,213,000	2,152,687
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class C (c)	2.420%	11/15/55	1,000,000	969,229
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	4,118,000	3,995,548
Stream Innovations Issuer Trust, Series 2024-1A, Class A (c)	6.270%	07/15/44	6,960,773	7,127,711
Stream Innovations Issuer Trust, Series 2024-1A, Class C (c)	11.400%	07/15/44	2,500,000	2,647,567
				112,475,093
Agency MBS CMO — 3.9%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (b)	5.162%	05/15/35	223,567	220,547

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 3.9% continued
FHLMC, Series 3121, Class FM (1* SOFR + 40) (b)	5.112%	03/15/36	$178,789	$176,905
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	6.020%	11/15/37	360,194	350,798
FHLMC, Series 3925, Class FL (1* SOFR + 45) (b)	5.162%	01/15/41	27,060	27,021
FHLMC, Series 3895, Class BF (1* SOFR + 50) (b)	5.212%	07/15/41	145,443	143,757
FHLMC, Series 4314, Class PF (1* SOFR + 40) (b)	5.112%	07/15/43	53,615	53,428
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	577,886
FNMA, Series 2013-97, Class ZB	3.500%	09/25/33	10,437,852	10,047,063
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (b)	5.333%	07/25/36	348,631	343,848
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (b)	5.063%	11/25/36	158,601	156,345
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (b)	5.183%	12/25/40	164,001	161,835
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	3,844,384	3,530,138
FNMA, Series 2012-33, Class F (1* SOFR + 52) (b)	5.203%	04/25/42	79,804	78,946
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	1,885,805	1,767,731
FNMA, Series 2023-14, Class G	6.000%	06/25/48	4,792,070	4,823,454
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	687,306	682,058
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	6,160,484	6,137,189

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 17

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Agency MBS CMO — 3.9% continued
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	$9,005,330	$9,012,476
GNMA, Series 2023-133, Class GV	6.000%	07/20/34	3,655,928	3,691,087
GNMA, Series 2023-154, Class V	6.500%	07/20/34	11,542,728	11,743,264
GNMA, Series 2023-154, Class VA	6.000%	08/20/34	8,338,366	8,409,586
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	8,347,580	8,509,624
GNMA, Series 2024-20, Class KV	6.000%	12/20/34	9,016,063	9,180,006
GNMA, Series 2024-42, Class DV	6.000%	01/20/35	7,503,089	7,540,910
GNMA, Series 2024-43, Class NV	6.000%	01/20/35	16,823,288	17,028,864
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	7,942,738	8,021,255
GNMA, Series 2024-184, Class PA	6.500%	09/20/54	21,817,849	21,899,317
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (b)	5.281%	10/20/62	194,986	194,685
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (b)	5.296%	10/20/62	960,384	959,617
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (b)	6.142%	05/20/66	48,274	48,456
				135,518,096
Agency MBS CMO Derivatives — 0.0% (d)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (b)	1.680%	05/15/36	357,048	37,010
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	574,177	14,297

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.0% (d) continued
FNMA, Series 301, Class (PO)	0.000%	04/25/29	$92,920	$84,657
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (b)	1.867%	05/25/40	247,045	21,811
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	362,079	62,741
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	271,690	2,695
				223,211
Agency MBS Passthrough — 1.8%
FHLMC, Pool #SC-0118	2.500%	01/01/41	1,927,474	1,651,973
FHLMC, Pool #G6-0257	5.500%	06/01/41	302,654	304,700
FHLMC, Pool #84-1354	3.480%	11/01/48	3,721,266	3,805,445
FHLMC, Pool #QG-9457	6.500%	08/01/53	11,017,931	11,383,104
FNMA, Pool #CA8542	2.500%	01/01/41	2,079,223	1,787,195
FNMA, Pool #BP6608	2.205%	08/01/50	1,969,746	1,855,041
FNMA, Pool #BM7138	1.694%	10/01/51	6,757,560	6,185,856
GNMA, Pool #CM7497C	5.000%	08/20/52	5,185,041	4,983,386
GNMA, Pool #MA9367	8.000%	12/20/53	7,193,760	7,431,637
GNMA, Pool #CW0334C	7.000%	07/20/63	2,630,716	2,675,787
GNMA, Pool #CW0526C	7.000%	08/20/63	3,283,417	3,339,670
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	16,704,898	17,837,908
				63,241,702
Auto Loan — 6.7%
ACM Auto Trust, Series 2024-2A, Class A (c)	6.060%	02/20/29	5,790,704	5,811,388
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	1,440,366	1,446,549
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	4,750,000	4,929,601
ACM Auto Trust, Series 2024-2A, Class B (c)	9.210%	08/20/31	2,900,000	2,987,693

18 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Auto Loan — 6.7% continued
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (c)	2.020%	02/16/27	$1,294,562	$1,287,372
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A (c)	6.460%	04/17/28	7,381,291	7,459,224
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	5,700,000	5,713,261
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,200,000	2,274,467
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class D (c)	12.550%	08/15/30	3,340,000	3,820,087
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	3,500,000	3,525,984
Chase Auto Credit Linked Notes, Series 2021-3, Class D (c)	1.009%	02/26/29	149,671	148,450
Chase Auto Credit Linked Notes, Series 2021-3, Class E (c)	2.102%	02/26/29	124,726	123,966
CPS Auto Trust, Series 2024-A, Class A (c)	5.710%	09/15/27	6,228,293	6,247,576
CPS Auto Trust, Series 2024-D, Class A (c)	4.910%	06/15/28	19,155,184	19,185,321
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (c)	7.620%	12/15/33	7,000,000	7,272,978

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 6.7% continued
Credit Acceptance Auto Loan Trust, Series 2023-5A, Class C (c)	7.300%	04/17/34	$2,000,000	$2,068,341
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	10,900,000	10,686,677
First Help Financial, LLC, Series 2023-1A, Class C (c)	7.880%	07/15/30	12,907,000	13,315,513
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	4,500,000	4,799,464
First Help Financial, LLC, Series 2024-1A, Class C (c)	7.420%	05/15/31	2,500,000	2,581,863
Flagship Credit Auto Trust, Series 2024-3, Class E (c)	8.830%	01/15/32	2,558,000	2,557,373
Hertz Vehicle Financing, LLC, Series 2022-5A, Class D (c)	6.780%	09/25/28	10,000,000	9,512,717
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C (c)	6.700%	01/25/29	9,000,000	9,073,202
Hertz Vehicle Financing, LLC, Series 2023-4A, Class D (c)	9.440%	03/25/30	10,000,000	9,976,402
Hertz Vehicle Financing, LLC, Series 2024-2A, Class C (c)	7.650%	01/27/31	5,400,000	5,413,182
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D (c)	10.300%	01/27/31	5,500,000	5,450,801
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	135,452	135,542
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	1,793,243	1,810,160

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Auto Loan — 6.7% continued
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	$5,700,000	$5,859,883
Merchants Fleet Funding, LLC, Series 2023-1A, Class E (c)	10.800%	05/20/36	9,640,000	9,908,644
Merchants Fleet Funding, LLC, Series 2024-1A, Class E (c)	9.350%	04/02/37	3,000,000	3,028,401
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class A (c)	7.090%	06/25/32	11,889,079	12,034,822
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	3,889,965	3,969,279
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class C (c)	10.000%	06/25/32	4,862,457	4,849,553
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (c)	6.460%	03/25/33	5,750,000	5,746,921
Tricolor Auto Securitization Trust, Series 2024-1A, Class A (c)	6.610%	10/15/27	4,014,259	4,047,986
Tricolor Auto Securitization Trust, Series 2024-2A, Class A (c)	6.360%	12/15/27	4,289,946	4,322,607
Tricolor Auto Securitization Trust, Series 2024-2A, Class B (c)	6.570%	02/15/28	5,750,000	5,832,740
Tricolor Auto Securitization Trust, Series 2024-2A, Class C (c)	6.930%	04/17/28	2,500,000	2,544,352

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 6.7% continued
Tricolor Auto Securitization Trust, Series 2024-2A, Class D (c)	7.610%	08/15/28	$6,000,000	$6,158,977
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (c)	5.360%	09/15/28	2,875,000	2,873,843
Tricolor Auto Securitization Trust, Series 2024-3A, Class D (c)	6.340%	04/16/29	2,930,000	2,939,849
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	1,338,533	1,357,702
Veros Auto Receivables Trust, Series 2021-1, Class C (c)	3.640%	08/15/28	3,591,182	3,569,694
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	1,267,321	1,274,002
				229,934,409
CRE/CLO — 5.1%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	7,546,818	6,852,511
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	3,575,985	3,137,530
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	6.240%	12/18/37	3,000,000	2,909,466
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (b)(c)	7.090%	12/18/37	6,000,000	5,822,046
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (b)(c)	7.590%	12/18/37	2,000,000	1,924,612

20 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
CRE/CLO — 5.1% continued
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (b)(c)	5.896%	11/15/37	$9,032,963	$9,008,385
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (b)(c)	7.246%	11/15/37	1,250,000	1,133,556
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (b)(c)	5.896%	02/15/38	5,250,000	5,096,836
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(c)	6.446%	02/15/38	8,161,000	7,354,644
BXMT Ltd., Series 2020-FL2, Class E (1* TSFR1M + 216) (b)(c)	6.546%	02/15/38	3,500,000	2,902,329
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(c)	6.762%	05/15/38	13,250,000	10,289,632
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (b)(c)	5.546%	05/17/38	42,116,918	41,006,506
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (b)(c)	6.440%	02/18/38	10,000,000	9,767,260
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (b)(c)	5.597%	07/15/36	3,575,000	3,562,380
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C (1* TSFR1M + 196) (b)(c)	6.340%	07/16/36	7,650,000	7,469,491

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 5.1% continued
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class AS (1* TSFR1M + 319) (b)(c)	7.553%	09/17/37	$10,000,000	$10,025,520
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (b)(c)	8.101%	09/17/37	6,000,000	6,015,210
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(c)	10.095%	09/17/37	1,250,000	1,252,621
MF1 Multifamily Housing Mortgage Loan Trust, Series 2023-FL12, Class D (1* TSFR1M + 527) (b)(c)	9.638%	10/19/38	11,550,000	11,658,628
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class B (1* TSFR1M + 249) (b)(c)	6.866%	08/18/41	4,500,000	4,505,647
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class C (1* TSFR1M + 294) (b)(c)	7.315%	08/18/41	7,500,000	7,513,935
MF1 Multifamily Housing Mortgage Loan Trust, Series 2024-FL15, Class D (1* TSFR1M + 404) (b)(c)	8.413%	08/18/41	6,500,000	6,497,504

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
CRE/CLO — 5.1% continued
PFP III, Series 2021-8, Class E (1* TSFR1M + 261) (b)(c)	7.012%	08/09/37	$2,250,000	$2,220,734
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (b)(c)	8.470%	09/17/39	6,000,000	6,000,786
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (b)(c)	6.312%	08/09/37	2,000,000	1,997,716
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (b)(c)	5.592%	09/15/36	109,106	109,067
Starwood Commercial Mortgage Trust, Series 2019-FL1, Class AS (1* TSFR1M + 151) (b)(c)	6.124%	07/15/38	28,745	28,503
TPG Real Estate Finance, Series 2019-FL3, Class C (1* TSFR1M + 221) (b)(c)	6.612%	10/15/34	919,552	906,551
				176,969,606
Credit Cards — 6.6%
Avant Credit Card Master Trust, Series 2024-1A, Class E (c)	13.150%	04/15/30	10,000,000	9,906,829
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	6,700,000	6,644,631
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	6,900,000	6,835,144
Continental Credit Card, LLC, Series 2021-A, Class D (c)	6.010%	12/17/29	16,210,000	15,943,341
Continental Credit Card, LLC, Series 2024-A, Class A (c)	5.780%	12/15/32	18,300,000	18,355,409

	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards — 6.6% continued
Continental Credit Card, LLC, Series 2024-A, Class C (c)	6.520%	12/15/32	$6,025,000	$6,033,536
Continental Credit Card, LLC, Series 2024-A, Class E (c)	12.760%	12/15/32	7,000,000	7,129,674
Genesis Sales Finance Master Trust, Series 2024-B, Class C (c)	6.610%	12/20/32	23,333,000	23,325,984
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	5,500,000	5,497,405
Genesis Sales Finance Master Trust, Series 2024-B, Class E (c)	9.800%	12/20/32	20,000,000	19,992,072
Genesis Sales Finance Master Trust, Series 2024-B, Class F (c)	13.370%	12/20/32	20,167,000	20,154,740
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	7,000,000	6,998,611
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class D (c)	17.070%	09/20/27	10,000,000	10,071,088
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,250,000	5,337,885
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C (c)	10.420%	07/20/29	11,000,000	11,132,703
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class D (c)	14.130%	07/20/29	16,000,000	16,161,077

22 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Credit Cards — 6.6% continued
Mission Lane Credit Card Master Trust, Series 2023-A, Class D (c)	11.950%	07/17/28	$5,500,000	$5,584,727
Mission Lane Credit Card Master Trust, Series 2023-A, Class E (c)	15.730%	07/17/28	5,500,000	5,572,425
Mission Lane Credit Card Master Trust, Series 2023-B, Class A (c)	7.690%	11/15/28	3,490,000	3,521,082
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	11,000,000	11,077,208
Mission Lane Credit Card Master Trust, Series 2024-A, Class E (c)	13.690%	08/15/29	5,000,000	5,069,669
Mission Lane Credit Card Master Trust, Series 2024-B, Class E (c)	12.190%	01/15/30	5,910,000	5,904,618
				226,249,858
Equipment — 1.2%
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	7,559,190	7,668,416
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	7,000,000	6,780,351
Crockett Partners Equipment Co., Series 2024-2A, Class B (c)	6.780%	01/20/31	3,502,123	3,528,419
Crockett Partners Equipment Co., Series 2024-2A, Class C (c)	10.160%	01/20/31	2,027,545	2,086,401
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	2,120,000	2,151,990
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	9,500,000	9,570,558

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 1.2% continued
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	$4,500,000	$4,634,384
Stellar Jay Ireland DAC, Series 2021-1, Class A (c)	3.967%	10/15/41	1,699,980	1,632,603
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	4,007,423	3,843,932
				41,897,054
HECM — 6.8%
Boston Lending Trust, Series 2022-1, Class M2 (c)	2.750%	02/25/62	1,082,748	926,134
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)	3.000%	07/25/62	1,501,040	1,248,024
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	6,965,557	6,629,948
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	4,203,338	3,636,239
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M2 (c)	4.000%	09/25/63	4,991,464	4,565,203
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M1 (c)	4.500%	05/25/64	1,538,862	1,321,298
Brean Asset Backed Securities Trust, Series 2024-RM8, Class A1 (c)	4.500%	05/25/64	11,518,123	10,987,687

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
HECM — 6.8% continued
Brean Asset Backed Securities Trust, Series 2024-RM8, Class M2 (c)	4.500%	05/25/64	$1,538,862	$1,266,638
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	9,900,000	9,544,382
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	2,000,000	1,833,903
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	6,894,810	6,636,105
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	4,065,414	3,561,713
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	3,000,000	2,903,590
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	16,195,005	16,118,358
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M4 (c)	3.000%	05/25/34	15,000,000	12,419,301
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (c)	3.000%	05/25/34	1,500,000	1,362,736
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1 (c)	3.000%	05/25/34	7,850,000	7,334,159
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A (c)	3.000%	05/25/34	15,991,440	15,610,071

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 6.8% continued
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M2 (c)	3.000%	05/25/34	$2,000,000	$1,847,758
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M1 (c)	3.000%	06/25/34	7,500,000	7,023,432
Cascade Funding Mortgage Trust, Series 2024-HB14, Class A (c)	3.000%	06/25/34	21,775,944	21,234,119
Cascade Funding Mortgage Trust, Series 2024-HB14, Class M4 (c)	3.000%	06/25/34	8,500,000	7,088,692
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M4 (b)(c)	4.000%	08/25/34	6,000,000	5,035,143
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2 (c)	4.000%	08/25/34	3,250,000	3,057,335
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (c)	2.000%	02/25/52	5,028,932	4,441,060
Finance of America HECM Buyout, Series 2024-HB1, Class M5 (c)	6.000%	10/01/34	8,000,000	5,764,549
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	9,000,000	8,290,098
Ocwen Loan Investment Trust, Series 2024-HB1, Class M1 (c)	3.000%	02/25/37	2,500,000	2,317,536
Ocwen Loan Investment Trust, Series 24-HB1, Class M4 (c)	3.000%	02/25/37	5,700,000	4,883,902

24 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
HECM — 6.8% continued
Onity Loan Investment Trust, Series 2024-HB2, Class M4 (c)	5.000%	08/25/37	$3,650,000	$3,210,002
RMF Buyout Issuance Trust, Series 2021-HB1, Class A (c)	1.259%	11/25/31	369,979	368,114
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	3,000,000	2,806,762
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (c)	4.704%	11/25/31	6,350,000	5,843,972
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (c)	3.630%	10/25/50	1,000,000	882,645
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	9,128,066	7,971,389
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (c)	2.125%	09/25/61	2,678,121	2,157,577
RMF Proprietary Issuance Trust, Series 2022-1, Class A (c)	3.000%	01/25/62	1,923,549	1,709,131
RMF Proprietary Issuance Trust, Series 2022-2, Class A (c)	3.750%	06/25/62	7,830,192	7,078,557
RMF Proprietary Issuance Trust, Series 2022-2, Class M1 (c)	3.750%	06/25/62	3,400,000	2,968,477
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (c)	3.750%	06/25/62	2,600,000	2,163,080
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,900,000	5,158,860
RMF Proprietary Issuance Trust, Series 2022-3, Class A (c)	4.000%	08/25/62	4,500,000	4,197,917

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 6.8% continued
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	$5,800,000	$4,780,477
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (c)	3.000%	01/25/62	1,600,000	1,357,748
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	4,000,000	3,300,956
				234,844,777
Hospitality — 1.3%
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class B (1* TSFR1M + 185) (b)(c)	6.343%	12/15/29	11,900,000	11,929,750
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class D (1* TSFR1M + 260) (b)(c)	7.093%	12/15/29	10,650,000	10,686,609
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E (1* TSFR1M + 315) (b)(c)	7.643%	12/15/29	3,550,000	3,567,750
FS Trust, Series 2024-HULA, Class C (1* TSFR1M + 244) (b)(c)	6.837%	08/15/39	3,300,000	3,311,344
FS Trust, Series 2024-HULA, Class D (1* TSFR1M + 294) (b)(c)	7.337%	08/15/39	2,550,000	2,559,562
Hawaii Hotel Trust, Series 2019-MAUI, Class E (1* TSFR1M + 221) (b)(c)	7.067%	05/15/38	4,000,000	4,000,319

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Hospitality — 1.3% continued
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	$9,000,000	$9,087,071
				45,142,405
Laboratory — 1.7%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	14,750,000	14,455,445
Life Financial Services Trust, Series 2021-BMR, Class A (1* TSFR1M + 81) (b)(c)	5.423%	03/15/38	10,501,890	10,370,617
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (b)(c)	5.692%	05/15/39	24,395,000	23,846,112
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (b)(c)	6.490%	05/15/39	9,250,000	8,764,375
				57,436,549
Manufactured Housing — 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (b)(c)	5.985%	11/25/44	1,100,000	1,032,362

Multifamily — 5.7%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (b)(c)	7.699%	08/15/39	19,000,000	19,106,875
BX Commerical Mortgage Trust, Series 2024-AIRC, Class B (1* TSFR1M + 214) (b)(c)	6.750%	08/15/39	6,400,000	6,428,000

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 5.7% continued
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (b)(c)	7.280%	02/25/25	$5,498,458	$5,496,556
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (b)(c)	6.830%	10/25/25	2,133,604	2,103,451
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (b)(c)	6.830%	04/25/26	3,245,197	3,123,952
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(c)	6.930%	01/25/28	2,254,710	2,167,158
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (b)(c)	6.830%	06/25/28	4,142,895	3,898,862
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(c)	6.864%	07/25/28	2,503,081	2,391,777
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(c)	7.030%	01/25/29	2,955,419	2,808,869
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (b)(c)	7.130%	02/25/29	2,045,713	1,953,583
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(c)	7.030%	08/25/29	3,911,948	3,699,044
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (b)(c)	6.930%	02/25/30	1,494,342	1,490,475
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (b)(c)	6.914%	03/25/30	1,125,038	1,117,617

26 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Multifamily — 5.7% continued
Multifamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (b)(c)	12.183%	03/25/50	$14,063,000	$14,368,405
Multifamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (b)(c)	7.319%	07/25/54	15,636,140	15,781,686
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M-1 (1* SOFR + 180) (b)(c)	6.534%	07/25/41	10,045,867	9,794,509
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (b)(c)	8.084%	07/25/41	33,250,000	33,250,180
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (b)(c)	10.234%	07/25/41	7,154,000	6,541,896
MultiFamily Structured Credit Risk Notes, Series 2024-MN8, Class M1 (1* SOFR30A + 285) (b)(c)	7.419%	05/25/44	7,725,355	7,813,665
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (b)(c)	7.019%	10/25/44	3,824,156	3,825,637

	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily — 5.7% continued
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class B1 (1* SOFR30A + 600) (b)(c)	10.569%	10/25/44	$2,375,000	$2,409,503
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(c)	6.734%	01/25/51	5,292,858	5,267,644
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (b)(c)	6.869%	11/25/51	16,985,717	16,944,124
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class B1 (1* SOFR + 685) (b)(c)	11.584%	11/25/51	13,500,000	14,394,421
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (b)(c)	8.984%	05/25/52	8,791,181	8,960,923
				195,138,812
Non-Agency MBS 2.0 — 0.2%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (b)	6.119%	02/25/50	1,992,345	1,880,259
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(c)	5.869%	03/25/51	3,867,383	3,761,498

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Non-Agency MBS 2.0 — 0.2% continued
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(c)	6.369%	03/25/51	$1,277,430	$1,272,469
				6,914,226
Non-Performing Loan — 0.3%
Builders Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1-B (c)	8.996%	11/25/29	10,000,000	9,990,850

Non-QM — 0.7%
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (b)	6.914%	08/25/34	3,387	3,272
COLT Funding, LLC, Series 2024-7, Class A1 (c)	5.538%	12/26/69	9,741,783	9,716,109
GCAT, Series 2023-NQM4, Class A1 (c)	4.250%	05/25/67	16,071,755	14,864,807
				24,584,188
Office — 1.0%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (c)	2.627%	01/15/32	4,600,000	3,831,702
COMM Mortgage Trust, Series 2015-3BP, Class A (c)	3.178%	02/10/35	4,350,000	4,256,017
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (b)(c)	5.873%	10/15/43	7,225,000	6,854,719

	Coupon	Maturity	Shares / Par Value	Fair Value
Office — 1.0% continued
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (b)(c)	6.423%	10/15/43	$22,000,000	$20,020,000
				34,962,438
Residential Transition Loan — 6.2%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	2,416,367	2,358,152
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	2,356,194	1,215,612
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	3,702,992	3,670,095
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A1 (c)	7.120%	07/25/29	36,000,000	36,314,096
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	5,000,000	5,040,148
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A1 (c)	5.989%	09/25/39	20,000,000	20,047,390
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	7,000,000	7,027,747
LHOME Mortgage Trust, Series 2023-RTL1, Class A1 (c)	7.869%	01/25/28	5,000,000	5,024,074

28 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Residential Transition Loan — 6.2% continued
LHOME Mortgage Trust, Series 2024-RTL1, Class A1 (c)	7.017%	01/25/29	$7,050,000	$7,122,787
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,538,992
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,250,000	2,298,731
LHOME Mortgage Trust, Series 2024-RTL2, Class A1 (c)	7.390%	03/25/29	25,000,000	25,321,002
LHOME Mortgage Trust, Series 2024-RTL2, Class M (c)	12.404%	03/25/29	1,800,000	1,834,092
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	6.894%	05/25/29	26,000,000	26,260,437
LHOME Mortgage Trust, Series 2024-RTL3, Class M (c)	10.728%	05/25/29	1,750,000	1,756,028
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	1,656,506	1,653,096
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,530,092
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	7,900,000	7,800,070
ROC Securities Trust, Series 2021-RTL1, Class M (c)	5.682%	08/25/26	6,745,000	6,499,369
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	15,000,000	15,395,861
TVC Mortgage Trust, Series 2024-RRTL1, Class A1 (c)	5.545%	07/25/39	16,000,000	15,881,986

	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan — 6.2% continued
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	$5,400,000	$5,353,885
TVC Mortgage Trust, Series 2024-RRTL1, Class M2 (c)	9.398%	07/25/39	8,750,000	8,516,419
				211,460,161
Retail — 0.6%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (b)(c)	5.662%	02/15/40	4,818,813	4,819,666
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (b)(c)	5.962%	02/15/40	4,552,000	4,552,864
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (b)(c)	6.312%	02/15/40	3,040,000	3,040,755
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (b)(c)	7.012%	02/15/40	2,083,200	2,083,578
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (b)(c)	8.162%	02/15/40	5,680,000	5,681,030
				20,177,893
Second Lien — 4.2%
Achieve Mortgage, Series 2024-HE2, Class A (c)	5.350%	10/25/39	14,381,253	14,206,981
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	7,712,194	7,655,149
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	26,873,385	26,488,773

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Second Lien — 4.2% continued
Point Securitization Trust, Series 2024-1, Class A1 (c)	6.500%	06/25/54	$6,351,445	$6,318,526
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	11,558,256	11,481,213
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	19,807,116	19,364,546
Vista Point Securitization Trust, Series 2024-CES1, Class A1 (c)	6.676%	05/25/54	6,695,775	6,769,206
Vista Point Securitization Trust, Series 2024-CES2, Class A1 (c)	5.252%	10/25/54	19,071,331	18,856,067
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (c)	5.679%	01/25/55	11,900,000	11,918,600
Woodward Capital Management, Series 24-CES3, Class A1A (c)	6.591%	05/25/44	14,959,811	15,146,196
Woodward Capital Management, Series 2024-CES5, Class A1A (c)	5.846%	08/25/44	5,627,030	5,664,125
				143,869,382
Single Family Rental — 6.2%
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	4,060,395	4,040,808
AMSR Trust, Series 2024-SFR1, Class A (c)	4.290%	07/17/41	14,000,000	13,523,569
AMSR Trust, Series 2024-SFR1, Class D (c)	4.290%	07/17/41	20,000,000	18,536,922
AMSR Trust, Series 2024-SFR1, Class E (c)	4.290%	07/17/41	4,293,000	3,907,996

	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental — 6.2% continued
Firstkey Homes Trust, Series 2020-SFR1, Class A (c)	1.339%	08/17/37	$38,760,856	$37,972,968
Firstkey Homes Trust, Series 2020-SFR2, Class A (c)	1.266%	10/19/37	20,014,737	19,513,262
Home Partners of America Trust, Series 2019-1, Class A (c)	2.908%	09/17/39	2,170,717	2,040,680
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	2,286,543	2,147,279
Home Partners of America Trust, Series 2019-2, Class A (c)	2.703%	10/19/39	946,458	894,754
Progress Residential Trust, Series 2024-SFR4, Class E2 (c)	3.400%	07/09/29	4,500,000	3,933,103
Progress Residential Trust, Series 2024-SFR4, Class E1 (c)	3.400%	07/09/29	12,500,000	11,045,339
Progress Residential Trust, Series 2024-SFR4, Class D (c)	3.400%	07/09/29	15,000,000	13,363,052
Progress Residential Trust, Series 2024-SFR5, Class E1 (c)	3.375%	08/09/29	22,681,000	19,917,561
Progress Residential Trust, Series 2021-SFR4, Class A (c)	1.558%	05/19/38	220,913	212,633
Progress Residential Trust, Series 2021-SFR5, Class A (c)	1.427%	07/17/38	375,734	359,275
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	3,141,000	2,928,324

30 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Single Family Rental — 6.2% continued
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	$2,500,000	$2,235,263
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	1,500,000	1,336,987
Progress Residential Trust, Series 2024-SFR3, Class D (c)	3.500%	06/17/41	11,500,000	10,344,230
Progress Residential Trust, Series 2024-SFR3, Class C (c)	3.500%	06/17/41	8,500,000	7,722,682
Progress Residential Trust, Series 2024-SFR3, Class E2 (c)	4.000%	06/17/41	2,000,000	1,790,953
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	23,887,061	23,496,914
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	7,613,390	7,492,406
Tricon American Homes, Series 2019-SFR1, Class F (c)	3.745%	03/17/38	3,000,000	2,922,945
				211,679,905
Small Business — 3.7%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	9,000,000	9,063,200
Credibility Asset Securitization, Series 2024-1A, Class D (c)	12.450%	11/15/29	4,000,000	4,043,379

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 3.7% continued
FORA Financial Asset Securitization, Series 2024-1A, Class D (c)	12.010%	08/15/29	$4,000,000	$3,998,835
FORA Financial Asset Securitization, Series 2024-1A, Class E (c)	15.510%	08/15/29	8,947,000	8,924,920
Kapitus Asset Securitization, LLC, Series 2022-1A, Class A (c)	3.382%	07/10/28	4,500,000	4,496,620
Kapitus Asset Securitization, LLC, Series 2022-2A, Class A (c)	3.382%	07/10/28	21,761,000	21,744,364
Kapitus Asset Securitization, LLC, Series 2022-1A, Class C (c)	4.464%	07/10/28	2,500,000	2,497,818
Kapitus Asset Securitization, LLC, Series 2024-1A, Class A (c)	5.490%	09/10/31	10,000,000	9,881,200
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (c)	7.150%	09/10/31	2,000,000	1,985,948
NCL Business Loan Trust, Series 2022-1, Class A (c)	3.187%	09/25/46	3,484,854	3,272,796
Newtek Alternative Loan Program, Series 2024-1, Class A (c)	6.490%	12/27/49	18,173,195	18,163,690
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	5,451,958	5,435,551
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(c)	7.750%	10/25/49	1,923,831	1,919,516

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 31

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Small Business — 3.7% continued
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (b)(c)	8.250%	07/25/50	$4,845,453	$4,870,460
OnDeck Asset Securitization Trust, Series 2024-1A, Class B (c)	7.150%	06/17/31	3,750,000	3,819,393
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	6,500,000	6,395,824
OnDeck Asset Securitization Trust, Series 2024-2A, Class C (c)	7.030%	10/17/31	2,300,000	2,296,115
RFS Asset Securitization II, LLC, Series 2024-1, Class D (c)	12.324%	07/15/31	3,250,000	3,247,502
RFS Asset Securitization II, LLC, Series 2024-1, Class E (c)	14.782%	07/15/31	5,565,000	5,560,401
RFS Asset Securitization, LLC, Series 2022-2, Class E (c)	12.366%	10/15/27	4,787,000	4,802,058
				126,419,590
Student Loan — 0.4%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	4,359,502	4,361,121
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	2,700,000	2,688,817
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	608,198	584,882

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 0.4% continued
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	$371,520	$359,096
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	1,975,054	1,880,707
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	1,278,008	1,150,722
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	655,219	597,251
CommonBond Student Loan Trust, Series 2017-BGS, Class C (c)	4.440%	09/25/42	227,751	192,401
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (c)	3.000%	10/25/48	2,646,909	2,538,363
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(c)	5.702%	07/25/51	499,015	498,581
				14,851,941
Unsecured Consumer — 12.2%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,750,000	1,793,813
ACHV ABS Trust, Series 2023-4CP, Class B (c)	7.240%	11/25/30	1,371,468	1,376,025
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	3,000,000	3,028,465
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	2,000,000	2,041,106
ACHV ABS Trust, Series 2023-4CP, Class E (c)	10.500%	11/25/30	5,500,000	5,627,829
ACHV ABS Trust, Series 2024-1PL, Class D (c)	7.290%	04/25/31	11,125,000	11,259,963
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	2,700,000	2,713,636

32 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Unsecured Consumer — 12.2% continued
ACHV ABS Trust, Series 2024-3AL, Class E (c)	7.000%	12/26/31	$7,750,000	$7,378,212
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	2,500,000	2,510,818
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	677,916	679,951
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	11,878,000	12,110,071
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	17,131,599	17,176,734
AMCR ABS Trust, Series 2024-A, Class B (c)	6.970%	08/18/31	5,000,000	4,998,275
AMCR ABS Trust, Series 2024-A, Class C (c)	11.250%	08/18/31	6,000,000	5,953,869
Avant Loans Funding Trust, Series 2024-REV1, Class C (c)	7.060%	10/15/33	8,081,000	8,191,499
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	3,500,000	3,652,801
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	21,250,000	21,292,494
Cherry Securitization Trust, Series 2024-1A, Class C (c)	9.310%	04/15/32	2,000,000	1,994,691
Cherry Securitization Trust, Series 2024-1A, Class D (c)	12.280%	04/15/32	7,500,000	7,416,882
Conn Funding II, LP, Series 2023-A, Class B (c)	10.000%	01/17/28	1,107,561	1,106,465
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	11,700,371	11,805,393

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 12.2% continued
Freedom Financial Trust, Series 2022-4FP, Class D (c)	7.400%	12/18/29	$25,420,000	$25,635,892
LendingPoint Asset Securitization, Series 22-C, Class C (c)	8.680%	02/15/30	4,500,000	4,193,540
LendingPoint Asset Securitization, Series 2022-C, Class D (c)	10.730%	02/15/30	4,920,000	1,112,113
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	2,000,000	1,904,643
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	1,000,000	956,716
Lendmark Funding Trust, Series 2024-2A, Class D (c)	5.690%	02/21/34	2,000,000	1,949,973
Mariner Finance Issuance Trust, Series 2020-A, Class D (c)	5.750%	08/21/34	8,230,000	8,232,766
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,850,000	1,739,638
Mariner Finance Issuance Trust, Series 2024-AA, Class B (c)	5.680%	09/22/36	4,000,000	4,035,766
Mariner Finance Issuance Trust, Series 2024-AA, Class C (c)	6.000%	09/22/36	3,000,000	3,004,369
Oportun Funding, LLC, Series 2024-3, Class D (c)	9.600%	08/15/29	11,000,000	10,987,027
Oportun Funding, LLC, Series 2024-1A, Class A (c)	6.334%	04/08/31	2,085,531	2,089,732
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	1,000,000	1,010,590

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 33

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Unsecured Consumer — 12.2% continued
Oportun Funding, LLC, Series 2024-1A, Class D (c)	12.072%	04/08/31	$12,250,000	$12,495,684
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	3,585,300	3,470,655
Oportun Funding, LLC, Series 2021-B, Class D (c)	5.410%	05/08/31	7,203,527	7,045,843
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	7,600,000	7,660,832
Oportun Funding, LLC, Series 2022-A, Class D (c)	8.500%	06/09/31	2,500,000	2,315,071
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	15,421,247	14,956,683
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	11,455,783	11,149,456
Oportun Funding, LLC, Series 2021-C, Class C (c)	3.610%	10/08/31	3,304,553	3,219,533
Oportun Funding, LLC, Series 2021-C, Class D (c)	5.570%	10/08/31	5,529,619	5,391,417
Oportun Funding, LLC, Series 2024-2, Class D (c)	10.470%	02/09/32	8,000,000	8,110,528
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	883,414	894,069
Pagaya AI Debt Selection Trust, Series 2024-1, Class C (c)	8.344%	07/15/31	6,064,032	6,189,218
Pagaya AI Debt Selection Trust, Series 2024-2, Class A (c)	6.319%	08/15/31	2,991,854	3,020,706

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 12.2% continued
Pagaya AI Debt Selection Trust, Series 2024-2, Class B (c)	6.611%	08/15/31	$9,732,677	$9,818,466
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	1,869,417	1,897,513
Pagaya AI Debt Selection Trust, Series 2024-3, Class C (c)	7.297%	10/15/31	7,571,409	7,619,228
Pagaya AI Debt Selection Trust, Series 2024-11, Class B (c)	5.637%	07/15/32	15,000,000	15,017,375
Pagaya AI Debt Selection Trust, Series 2024-11, Class C (c)	5.871%	07/15/32	10,600,000	10,600,218
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (c)	6.307%	07/15/32	15,575,000	15,578,187
Pagaya AI Debt Selection Trust, Series 2024-11, Class E (c)	10.333%	07/15/32	10,000,000	9,995,229
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CFT (b)(c)	0.000%	07/15/25	81,061,702	8,106
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (c)	11.240%	07/16/29	1,900,000	1,945,429
Purchasing Power Funding, Series 2024-A, Class C (c)	6.800%	08/15/28	8,820,000	8,920,220
Purchasing Power Funding, Series 2024-A, Class E (c)	10.180%	08/15/28	2,200,000	2,236,587
Reach Financial, LLC, Series 2022-1A, Class C (c)	5.880%	11/15/29	4,000,000	4,002,253
Reach Financial, LLC, Series 2022-2A, Class C (c)	8.400%	05/15/30	4,658,500	4,699,079

34 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 79.8% continued
Unsecured Consumer — 12.2% continued
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	$3,500,000	$3,540,253
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	1,150,000	1,168,674
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	11,125	11,113
Regional Management Issuance Trust, Series 2020-1, Class B (c)	3.230%	10/15/30	2,500,000	2,485,570
Regional Management Issuance Trust, Series 2021-1, Class B (c)	2.420%	03/17/31	895,000	873,795
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	4,650,000	4,518,140
Regional Management Issuance Trust, Class D, Pool #2024-1 (c)	7.460%	07/15/36	3,000,000	3,104,677
Upgrade Receivables Trust, Series 2024-1A, Class C (c)	6.470%	01/15/31	8,875,000	8,923,247
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,609,912	1,577,948
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	276,667	274,457
Upstart Pass-Through Trust, Series 2022-ST3, Class A (c)	4.300%	05/20/30	6,831,487	6,693,554

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 12.2% continued
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A (c)	3.400%	04/15/30	$1,389,876	$1,379,719
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	1,330,905	1,282,434
Upstart Structured Pass-Through Trust, Series 2022-4A, Class A (c)	7.010%	11/15/30	34,837	34,856
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (c)	8.540%	11/15/30	5,000,000	5,039,938
				420,127,717

Total Securitized
(Cost $2,724,266,460)				$2,745,142,225

Treasury — 5.5%
U.S. Treasury Notes	1.125%	01/15/25	$10,000,000	$9,988,543
U.S. Treasury Notes	3.875%	03/31/25	10,000,000	9,989,771
U.S. Treasury Notes (a)	4.250%	05/31/25	15,000,000	14,996,202
U.S. Treasury Notes	3.125%	08/15/25	15,000,000	14,895,931
U.S. Treasury Notes	1.625%	02/15/26	20,000,000	19,428,540
U.S. Treasury STRIPS	0.125%	04/15/26	12,036,300	11,747,464
U.S. Treasury Notes	3.625%	05/15/26	15,000,000	14,876,296
U.S. Treasury Notes	3.750%	08/31/26	20,000,000	19,841,706
U.S. Treasury Notes	4.375%	12/15/26	15,000,000	15,033,987
U.S. Treasury Notes	2.250%	02/15/27	10,000,000	9,596,555
U.S. Treasury Notes	4.500%	05/15/27	20,000,000	20,099,619
U.S. Treasury Notes	2.250%	08/15/27	10,000,000	9,505,349
U.S. Treasury Notes	3.875%	10/15/27	20,000,000	19,789,794
Total Treasury
(Cost $190,031,278)				$189,789,757

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 35

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Shares	Fair Value
Registered Investment Companies — 12.8%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (e)	417,541,821	$417,541,821
State Street Navigator Securities Lending Portfolio I, 4.16% (e)(f)	22,551,218	22,551,218
Total Registered Investment Companies
(Cost $440,093,039)		$440,093,039

Total Investment Securities — 100.1%
(Cost $3,423,694,559)		$3,444,603,659

Liabilities in Excess of Other Assets — (0.1)%		(2,674,909)

Net Assets — 100.0%		$3,441,928,750

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $31,907,861.
(b)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2024. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2024 was $2,557,853,486, representing 74.3% of net assets.

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of December 31, 2024.
(f)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

NA — National Association

plc — Public Limited Company

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

Diamond Hill Core Bond Fund
Schedule of Investments
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.4%
Banking — 5.7%
American Express Co.	2.250%	03/04/25	$1,050,000	$1,046,781
American Express Co.	5.282%	07/27/29	400,000	404,499
American Express Co. (a)	5.532%	04/25/30	325,000	330,916
American Express Co.	5.284%	07/26/35	825,000	815,902
Bank of America Corp. (1* TSFR3M + 90) (a)(b)	2.015%	02/13/26	400,000	398,663
Bank of America Corp. (1* SOFR + 115) (b)	1.319%	06/19/26	3,125,000	3,073,973
Bank of America Corp.	3.194%	07/23/30	3,250,000	2,993,907
Bank of America Corp. (1* TSFR3M + 145) (b)	2.884%	10/22/30	2,300,000	2,078,498
Bank of America Corp. (1* SOFR + 215) (b)	2.592%	04/29/31	450,000	396,435
Bank of America Corp., Class B (1* SOFR + 153) (b)	1.898%	07/23/31	3,000,000	2,523,964
Bank of America Corp. (b)	2.687%	04/22/32	1,225,000	1,052,998
Bank of America Corp. (a)(b)	4.571%	04/27/33	1,700,000	1,615,538
Bank of America Corp. (b)	5.468%	01/23/35	250,000	250,273
Bank of Montreal France	0.949%	01/22/27	630,000	605,088
Bank of New York Mellon Corp. (The) (a)	6.317%	10/25/29	2,150,000	2,258,749
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (b)	5.834%	10/25/33	500,000	517,809
Bank of Nova Scotia (a)	3.450%	04/11/25	200,000	199,196
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	944,925
Capital One Financial Corp.	5.468%	02/01/29	500,000	503,472
Capital One Financial Corp.	6.377%	06/08/34	500,000	519,140
Citibank NA	5.570%	04/30/34	1,750,000	1,770,474

36 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.4% continued
Banking — 5.7% continued
Citigroup, Inc. (1* SOFR + 125) (b)	6.105%	07/01/26	$100,000	$100,508
Citigroup, Inc.	4.125%	07/25/28	150,000	145,836
Citigroup, Inc. (b)	5.174%	02/13/30	500,000	499,620
Citigroup, Inc. (1* SOFR + 142) (b)	2.976%	11/05/30	3,380,000	3,048,399
Citigroup, Inc. (b)	2.666%	01/29/31	2,062,000	1,824,357
Citigroup, Inc. (1* SOFR + 211) (b)	2.572%	06/03/31	4,175,000	3,638,770
Citizens Bank NA (a)	4.575%	08/09/28	1,350,000	1,337,424
Comerica, Inc.	5.982%	01/30/30	2,850,000	2,881,944
Discover Bank	3.450%	07/27/26	1,500,000	1,466,322
Discover Bank	4.650%	09/13/28	1,683,000	1,648,232
Fifth Third Bancorp	2.375%	01/28/25	275,000	274,465
Fifth Third Bancorp	1.707%	11/01/27	450,000	424,885
Fifth Third Bancorp	6.361%	10/27/28	500,000	516,978
Fifth Third Bancorp (1* SOFR + 234) (a)(b)	6.339%	07/27/29	750,000	778,116
First Horizon Bank (a)	5.750%	05/01/30	250,000	248,783
Goldman Sachs Group, Inc. (1* SOFR + 79) (b)	1.093%	12/09/26	950,000	917,062
Goldman Sachs Group, Inc.	1.948%	10/21/27	1,000,000	948,778
Goldman Sachs Group, Inc. (1* TSFR3M + 156) (b)	4.223%	05/01/29	2,650,000	2,578,482
Goldman Sachs Group, Inc.	2.600%	02/07/30	500,000	442,897
Goldman Sachs Group, Inc. (b)	1.992%	01/27/32	1,000,000	825,258
Goldman Sachs Group, Inc. (1* SOFR + 128) (b)	2.615%	04/22/32	3,700,000	3,152,862
HSBC Holdings plc	5.597%	05/17/28	3,100,000	3,133,226
Huntington Bancshares, Inc.	6.208%	08/21/29	750,000	774,292
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	384,442
JPMorgan Chase & Co. (b)	2.083%	04/22/26	2,000,000	1,982,821
JPMorgan Chase & Co. (1* SOFR + 80) (b)	1.045%	11/19/26	500,000	483,975

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.7% continued
JPMorgan Chase & Co. (1* SOFR + 89) (b)	1.578%	04/22/27	$400,000	$384,091
JPMorgan Chase & Co.	1.470%	09/22/27	1,350,000	1,277,046
JPMorgan Chase & Co.	5.040%	01/23/28	1,000,000	1,003,705
JPMorgan Chase & Co. (1* TSFR3M + 121) (b)	3.509%	01/23/29	1,425,000	1,367,117
JPMorgan Chase & Co. (1* SOFR + 115) (b)	2.069%	06/01/29	1,250,000	1,135,825
JPMorgan Chase & Co. (b)	3.702%	05/06/30	1,500,000	1,420,428
JPMorgan Chase & Co. (1* SOFR + 151) (b)	2.739%	10/15/30	1,850,000	1,666,509
JPMorgan Chase & Co.	4.603%	10/22/30	1,900,000	1,863,849
JPMorgan Chase & Co.	2.545%	11/08/32	475,000	400,670
JPMorgan Chase & Co.	5.294%	07/22/35	950,000	939,802
KeyBank NA	4.700%	01/26/26	250,000	249,536
KeyBank NA (a)	5.000%	01/26/33	3,650,000	3,500,776
KeyCorp	2.550%	10/01/29	385,000	342,457
KeyCorp	4.789%	06/01/33	300,000	283,691
M&T Bank Trust Co.	5.400%	11/21/25	600,000	601,781
Morgan Stanley	3.875%	01/27/26	700,000	694,584
Morgan Stanley	3.625%	01/20/27	100,000	98,177
Morgan Stanley, Series GMTN (1* SOFR + 114) (b)	2.699%	01/22/31	2,675,000	2,376,762
Morgan Stanley (SOFR + 312) (b)	3.622%	04/01/31	2,500,000	2,322,071
Morgan Stanley (1* SOFR + 103) (b)	1.794%	02/13/32	3,750,000	3,059,376
Morgan Stanley (b)	1.928%	04/28/32	750,000	613,450
Morgan Stanley (b)	4.889%	07/20/33	1,000,000	968,799
PNC Bank NA	2.700%	10/22/29	250,000	224,312
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	250,000	242,174
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	1,000,000	1,008,575
PNC Financial Services Group, Inc. (The)	5.820%	06/12/29	500,000	508,727

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 37

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.4% continued
Banking — 5.7% continued
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	$850,000	$879,655
PNC Financial Services Group, Inc. (The) (b)	5.939%	08/18/34	1,000,000	1,029,960
Regions Financial Corp.	2.250%	05/18/25	275,000	272,234
Royal Bank of Canada	4.950%	04/25/25	375,000	375,468
Royal Bank of Canada, Series H	1.150%	07/14/26	200,000	189,963
Royal Bank of Canada	4.900%	01/12/28	500,000	500,338
Royal Bank of Canada	3.875%	05/04/32	2,150,000	1,977,598
State Street Corp.	5.272%	08/03/26	700,000	706,921
State Street Corp.	4.164%	08/04/33	300,000	279,949
Toronto-Dominion Bank (The)	1.200%	06/03/26	1,050,000	999,884
Toronto-Dominion Bank (The) (a)	5.156%	01/10/28	500,000	502,505
Toronto-Dominion Bank (The), Series C	5.523%	07/17/28	500,000	508,162
Toronto-Dominion Bank (The) (a)	4.994%	04/05/29	1,000,000	998,319
Toronto-Dominion Bank (The) (a)	3.200%	03/10/32	236,000	206,117
Truist Financial Corp.	5.900%	10/28/26	250,000	251,907
Truist Financial Corp.	6.047%	06/08/27	500,000	508,226
Truist Financial Corp. (a)(b)	4.873%	01/26/29	500,000	497,384
Truist Financial Corp.	1.887%	06/07/29	1,000,000	902,208
Truist Financial Corp. (b)	7.161%	10/30/29	500,000	534,649
Truist Financial Corp. (a)(b)	5.711%	01/24/35	500,000	503,826
US Bancorp	2.215%	01/27/28	800,000	758,506
US Bancorp	4.548%	07/22/28	300,000	297,546
US Bancorp	5.775%	06/12/29	1,450,000	1,482,751
US Bancorp	4.839%	02/01/34	1,000,000	957,233
Wells Fargo & Co. (1* SOFR + 200) (b)	2.188%	04/30/26	500,000	495,473
Wells Fargo & Co. (1* SOFR + 210) (b)	2.393%	06/02/28	650,000	612,188

	Coupon	Maturity	Shares / Par Value	Fair Value
Banking — 5.7% continued
Wells Fargo & Co., Series W (1* SOFR + 174)(b)	5.574%	07/25/29	$900,000	$913,766
Wells Fargo & Co. (b)	2.879%	10/30/30	4,000,000	3,608,096
Wells Fargo & Co. (b)	2.572%	02/11/31	1,050,000	925,976
Wells Fargo & Co. (b)	3.350%	03/02/33	2,700,000	2,366,948
Wells Fargo & Co. (b)	5.499%	01/23/35	1,000,000	995,750
				113,353,730
Basic Industry — 0.1%
Nucor Corp., CV	2.000%	06/01/25	250,000	246,949
Nucor Corp.	3.125%	04/01/32	250,000	218,932
PPG Industries, Inc.	2.550%	06/15/30	300,000	264,663
Sherwin Williams Co.	3.300%	02/01/25	350,000	349,395
				1,079,939
Brokerage Asset Managers Exchanges — 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	248,937
BlackRock Funding, Inc.	5.000%	03/14/34	500,000	493,765
BlackRock, Inc.	2.100%	02/25/32	1,625,000	1,338,189
Charles Schwab Corp. (The) (b)	5.853%	05/19/34	1,950,000	2,007,253
Charles Schwab Corp. (The) (a)(b)	6.136%	08/24/34	450,000	472,465
Intercontinental Exchange, Inc. (a)	5.250%	06/15/31	400,000	403,973
Intercontinental Exchange, Inc. (a)	4.950%	06/15/52	875,000	787,804
				5,752,386
Capital Goods — 0.6%
Carrier Global Corp.	2.722%	02/15/30	250,000	223,637
Deere & Co.	3.100%	04/15/30	1,725,000	1,586,647
John Deere Capital Corp.	4.400%	09/08/31	900,000	873,242
John Deere Capital Corp. (a)	5.100%	04/11/34	750,000	748,708
Johnson Controls International plc	5.500%	04/19/29	450,000	457,989
Johnson Controls International plc	2.000%	09/16/31	500,000	412,734
L3Harris Technologies, Inc. (a)	4.400%	06/15/28	1,710,000	1,679,957

38 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.4% continued
Capital Goods — 0.6% continued
Northrop Grumman Corp. (a)	4.900%	06/01/34	$900,000	$877,737
RTX Corp. (a)	6.100%	03/15/34	2,675,000	2,816,763
Waste Connections, Inc.	5.000%	03/01/34	1,800,000	1,756,708
Waste Management, Inc., Series 19-SFR4, Class A	3.125%	03/01/25	400,000	398,834
Waste Management, Inc. (a)	1.150%	03/15/28	300,000	268,466
Waste Management, Inc. (a)	4.625%	02/15/30	875,000	866,981
				12,968,403
Communications — 0.6%
American Tower Corp.	3.125%	01/15/27	300,000	290,239
American Tower Corp.	5.800%	11/15/28	250,000	256,648
American Tower Corp. (a)	5.200%	02/15/29	500,000	502,955
American Tower Corp.	2.100%	06/15/30	200,000	171,388
AT&T, Inc.	2.300%	06/01/27	650,000	613,508
AT&T, Inc.	2.550%	12/01/33	114,000	91,831
AT&T, Inc.	4.500%	05/15/35	700,000	647,412
AT&T, Inc., Class B	3.500%	06/01/41	400,000	306,506
British Telecommunications plc (a)(c)	3.250%	11/08/29	275,000	252,930
Comcast Corp.	1.950%	01/15/31	1,525,000	1,275,565
Comcast Corp.	3.969%	11/01/47	144,000	109,121
Comcast Corp.	5.350%	05/15/53	925,000	856,211
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	91,644
T-Mobile USA, Inc.	5.050%	07/15/33	3,650,000	3,574,030
Verizon Communications, Inc.	1.750%	01/20/31	700,000	576,834
Verizon Communications, Inc.	2.550%	03/21/31	1,400,000	1,205,637
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	1,025,848

	Coupon	Maturity	Shares / Par Value	Fair Value
Communications — 0.6% continued
WarnerMedia Holdings, Inc. (a)	4.279%	03/15/32	$1,425,000	$1,255,720
				13,104,027
Consumer Cyclical — 1.6%
American Honda Finance (a)	4.900%	01/10/34	400,000	384,542
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	299,298
CVS Health Corp.	3.750%	04/01/30	500,000	457,982
CVS Health Corp.	5.050%	03/25/48	2,550,000	2,102,592
CVS Health Corp. (a)	5.875%	06/01/53	450,000	412,803
Dollar Tree, Inc. (a)	4.000%	05/15/25	1,250,000	1,245,346
Expedia, Inc. (a)	3.800%	02/15/28	1,250,000	1,207,398
Ford Motor Co., Class B	3.250%	02/12/32	1,000,000	831,703
Ford Motor Credit Co., LLC	4.134%	08/04/25	1,250,000	1,242,200
Ford Motor Credit Co., LLC	6.800%	05/12/28	2,000,000	2,066,710
General Motors Co. (a)	5.400%	10/15/29	1,125,000	1,132,708
General Motors Financial Co., Inc., Class B	1.500%	06/10/26	700,000	667,136
General Motors Financial Co., Inc.	2.700%	08/20/27	1,000,000	944,803
General Motors Financial Co., Inc. (a)	5.750%	02/08/31	500,000	506,584
General Motors Financial Co., Inc. (a)	5.450%	09/06/34	1,700,000	1,649,814
Home Depot, Inc. (The)	2.700%	04/15/30	1,500,000	1,350,557
Home Depot, Inc. (The)	4.950%	06/25/34	750,000	739,867
Home Depot, Inc. (The)	4.200%	04/01/43	1,100,000	930,270
Hyundai Capital America (c)	5.250%	01/08/27	400,000	402,331
Hyundai Capital America (c)	5.350%	03/19/29	1,500,000	1,507,906
Hyundai Capital America (a)(c)	5.400%	06/24/31	850,000	849,909
Hyundai Capital America, Series A (c)	4.750%	09/26/31	400,000	384,362
Lowes Cos., Inc.	2.625%	04/01/31	950,000	825,142
Lowes Cos., Inc.	4.250%	04/01/52	2,300,000	1,795,001
Mercedes-Benz Financing NA (c)	4.800%	03/30/28	500,000	496,456

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 39

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.4% continued
Consumer Cyclical — 1.6% continued
Mercedes-Benz Financing NA (a)(c)	5.000%	01/11/34	$2,000,000	$1,933,457
PACCAR Financial Corp., Series Q (a)	5.000%	05/13/27	750,000	758,518
Ross Stores, Inc.	4.600%	04/15/25	760,000	759,047
Toyota Motor Credit Corp.	4.550%	05/17/30	1,450,000	1,426,930
Toyota Motor Credit Corp.	5.550%	11/20/30	800,000	824,508
Volkswagen Group America (c)	5.650%	09/12/28	2,400,000	2,410,978
Walmart, Inc. (a)	4.500%	04/15/53	450,000	391,541
				32,938,399
Consumer Non-Cyclical — 1.3%
Abbott Laboratories (a)	4.750%	11/30/36	100,000	96,605
AbbVie, Inc.	3.600%	05/14/25	500,000	497,928
AbbVie, Inc.	3.200%	11/21/29	750,000	696,114
AbbVie, Inc.	4.550%	03/15/35	100,000	94,023
AbbVie, Inc. (a)	4.500%	05/14/35	800,000	749,183
Amgen, Inc.	1.900%	02/21/25	310,000	308,763
Amgen, Inc. (a)	4.200%	03/01/33	400,000	370,955
Amgen, Inc.	5.250%	03/02/33	500,000	496,309
Amgen, Inc.	5.600%	03/02/43	425,000	413,154
Anheuser-Busch InBev SA/NV	4.700%	02/01/36	2,625,000	2,489,860
Baxter International, Inc.	1.915%	02/01/27	300,000	282,792
Bristol-Myers Squibb Co.	2.950%	03/15/32	300,000	261,233
Bristol-Myers Squibb Co. (a)	5.900%	11/15/33	1,450,000	1,521,380
Coca-Cola Co. (The)	5.000%	05/13/34	800,000	800,193
Constellation Brands, Inc. (a)	2.250%	08/01/31	350,000	291,249
HCA, Inc.	3.375%	03/15/29	1,900,000	1,763,500
HCA, Inc.	4.125%	06/15/29	650,000	619,978
Johnson & Johnson (a)	4.900%	06/01/31	2,175,000	2,188,727
Keurig Dr. Pepper, Inc.	5.100%	03/15/27	800,000	807,151
Kroger Co. (The)	3.500%	02/01/26	1,250,000	1,233,642
Kroger Co. (The)	2.650%	10/15/26	100,000	96,410
Kroger Co. (The)	2.200%	05/01/30	125,000	108,422
Kroger Co. (The) (a)	1.700%	01/15/31	550,000	453,123
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	358,326

	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical — 1.3% continued
Mondelez International, Inc. (c)	1.250%	09/24/26	$1,600,000	$1,506,737
Pfizer, Inc.	7.200%	03/15/39	1,100,000	1,285,847
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,652,297
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,535,829
Phillip Morris International, Inc. (a)	5.375%	02/15/33	900,000	901,742
Roche Holdings, Inc. (c)	5.593%	11/13/33	2,331,000	2,409,283
				26,290,755
Electric — 1.3%
American Electric Power, Inc.	1.000%	11/01/25	500,000	484,599
CMS Energy Corp.	2.950%	02/15/27	100,000	96,211
Commonwealth Edison Co.	5.300%	06/01/34	900,000	902,199
Dominion Energy South Carolina, Inc.	6.250%	10/15/53	450,000	484,268
Dominion Energy, Inc.	1.450%	04/15/26	750,000	719,360
DTE Electric Co.	5.200%	04/01/33	450,000	449,472
DTE Energy Co., Series E	2.850%	10/01/26	100,000	96,880
DTE Energy Co., Series H	2.950%	03/01/30	125,000	112,253
Duke Energy Corp.	4.300%	03/15/28	825,000	812,104
Duke Energy Florida, LLC	6.200%	11/15/53	1,000,000	1,053,861
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	223,476
Duke Energy Ohio, Inc.	5.250%	04/01/33	250,000	249,485
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	496,525
Florida Power & Light Co.	5.100%	04/01/33	500,000	496,756
Idaho Power Co.	5.500%	03/15/53	900,000	862,462
Idaho Power Co. (a)	5.800%	04/01/54	1,850,000	1,844,835
MidAmerican Energy Co.	3.650%	04/15/29	350,000	333,799
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	459,517
NextEra Energy Capital Holdings, Inc.	4.625%	07/15/27	1,535,000	1,532,917

40 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.4% continued
Electric — 1.3% continued
NextEra Energy Capital Holdings, Inc.	5.250%	03/15/34	$500,000	$494,535
Northern States Power Co.	2.250%	04/01/31	500,000	425,924
Northern States Power Co.	5.100%	05/15/53	900,000	832,587
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	376,350
Oncor Electric Delivery Co., LLC	4.950%	09/15/52	500,000	446,577
PacifiCorp (a)	5.500%	05/15/54	450,000	420,509
PECO Energy Co.	3.000%	09/15/49	200,000	130,415
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	889,315
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	104,999
Progress Energy, Inc.	7.750%	03/01/31	1,000,000	1,131,134
Public Service Co. of Colorado	4.500%	06/01/52	400,000	330,771
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	96,212
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	96,453
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	7,455,000	7,284,980
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	650,825
				25,422,565
Energy — 0.7%
BP Capital Markets America	4.812%	02/13/33	800,000	773,344
BP Capital Markets America (a)	4.893%	09/11/33	500,000	483,668
BP Capital Markets America	4.989%	04/10/34	500,000	486,293
ConocoPhillips Co.	5.550%	03/15/54	450,000	432,605
Coterra Energy, Inc.	3.900%	05/15/27	100,000	97,752
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	194,763
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	498,788

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 0.7% continued
Energy Transfer, LP (c)	5.625%	05/01/27	$500,000	$500,129
Energy Transfer, LP (a)	4.950%	05/15/28	1,850,000	1,846,724
Energy Transfer, LP	5.550%	05/15/34	500,000	497,440
Helmerich & Payne, Inc. (a)	2.900%	09/29/31	1,650,000	1,372,597
MPLX, LP	5.000%	03/01/33	3,400,000	3,265,397
Occidental Petroleum Corp.	3.000%	02/15/27	1,475,000	1,408,114
Phillips 66 Co.	3.550%	10/01/26	100,000	98,188
Phillips 66 Co.	5.300%	06/30/33	875,000	867,142
Phillips 66 Co. (a)	4.950%	03/15/35	1,300,000	1,228,241
Shell Finance US, Inc. (a)	2.375%	11/07/29	645,000	578,601
Shell International Finance BV	6.375%	12/15/38	73,000	79,452
Total Capital International SA	2.829%	01/10/30	120,000	109,203
				14,818,441
Insurance — 2.0%
Athene Global Funding (c)	2.500%	01/14/25	225,000	224,808
Berkshire Hathaway Financial Corp.	3.850%	03/15/52	900,000	681,325
Equitable Financial Life (c)	1.800%	03/08/28	1,434,000	1,296,051
Jackson National Life Global Funding (a)(c)	5.500%	01/09/26	800,000	803,672
Jackson National Life Global Funding (c)	5.550%	07/02/27	2,200,000	2,227,580
Lincoln National Corp.	3.625%	12/12/26	100,000	98,008
MassMutual Global Funding (a)(c)	4.150%	08/26/25	500,000	498,868
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	380,058
MassMutual Global Funding (c)	5.150%	05/30/29	4,350,000	4,407,054
MassMutual Global Funding (c)	4.350%	09/17/31	2,300,000	2,208,362
Met Life Global Funding I (c)	5.400%	09/12/28	1,850,000	1,879,815
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	972,454

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 41

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.4% continued
Insurance — 2.0% continued
Met Life Global Funding I (c)	1.550%	01/07/31	$1,950,000	$1,596,401
Met Life Global Funding I (c)	5.150%	03/28/33	500,000	494,013
Met Life Global Funding I (c)	5.050%	01/08/34	850,000	831,669
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	348,567
New York Life Global Funding (c)	1.150%	06/09/26	50,000	47,643
New York Life Global Funding (c)	4.900%	06/13/28	1,000,000	1,004,509
New York Life Global Funding (c)	4.700%	01/29/29	1,000,000	997,071
New York Life Global Funding (a)(c)	1.200%	08/07/30	2,000,000	1,643,455
New York Life Global Funding (a)(c)	5.000%	01/09/34	1,000,000	988,305
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	398,814
Northwestern Mutual Global Funding (c)	5.070%	03/25/27	3,000,000	3,025,751
Northwestern Mutual Global Funding (c)	4.350%	09/15/27	400,000	396,782
Pacific Life Global Fund II (c)	1.450%	01/20/28	790,000	714,724
Pricoa Global Funding I (c)	5.550%	08/28/26	700,000	710,532
Pricoa Global Funding I (a)(c)	5.100%	05/30/28	500,000	504,324
Pricoa Global Funding I (c)	4.650%	08/27/31	500,000	485,912
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	516,545
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	480,611
Principal Life Global Funding II (c)	5.000%	01/16/27	500,000	502,688
Principal Life Global Funding II (c)	4.600%	08/19/27	300,000	299,128
Progressive Corp.	3.200%	03/26/30	240,000	221,627

	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance — 2.0% continued
Protective Life Global Funding (c)	3.218%	03/28/25	$285,000	$284,065
Protective Life Global Funding (c)	5.209%	04/14/26	1,000,000	1,005,266
Protective Life Global Funding (a)(c)	1.618%	04/15/26	800,000	768,707
Protective Life Global Funding (a)(c)	4.992%	01/12/27	500,000	502,007
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	588,096
Protective Life Global Funding (c)	5.467%	12/08/28	500,000	508,316
Protective Life Global Funding (c)	1.737%	09/21/30	1,500,000	1,263,098
RGA Global Funding (a)(c)	2.000%	11/30/26	660,000	627,791
UnitedHealth Group, Inc.	4.200%	05/15/32	1,150,000	1,083,631
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	401,161
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	449,757
				39,369,021
Natural Gas — 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	281,852
Atmos Energy Corp.	5.900%	11/15/33	850,000	889,205
Atmos Energy Corp.	4.125%	03/15/49	885,000	695,795
				1,866,852
Other Utility — 0.1%
American Water Capital Corp. (a)	2.800%	05/01/30	300,000	269,375
American Water Capital Corp.	2.300%	06/01/31	825,000	696,607
American Water Capital Corp.	5.150%	03/01/34	2,000,000	1,983,753
				2,949,735
REITS — 0.6%
Alexandria Real Estate Equities, Inc. (a)	3.950%	01/15/28	100,000	97,212

42 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 16.4% continued
REITS — 0.6% continued
American Homes 4 Rent	4.250%	02/15/28	$100,000	$97,565
Boston Properties, LP	2.750%	10/01/26	50,000	48,124
CubeSmart, LP	2.250%	12/15/28	4,200,000	3,777,906
ERP Operating, LP	2.850%	11/01/26	100,000	96,836
ERP Operating, LP	2.500%	02/15/30	1,850,000	1,646,155
Extra Space Storage, LP	3.875%	12/15/27	100,000	97,738
Extra Space Storage, LP	2.200%	10/15/30	1,399,000	1,190,344
Extra Space Storage, LP (a)	5.350%	01/15/35	400,000	394,540
Public Storage (a)	1.850%	05/01/28	800,000	729,479
Realty Income Corp.	0.750%	03/15/26	1,375,000	1,310,986
Realty Income Corp.	4.450%	09/15/26	413,000	411,093
Realty Income Corp.	3.000%	01/15/27	100,000	96,707
Realty Income Corp.	2.100%	03/15/28	250,000	229,763
Realty Income Corp.	2.200%	06/15/28	151,000	138,179
Realty Income Corp.	4.000%	07/15/29	60,000	57,701
Realty Income Corp.	3.200%	02/15/31	250,000	224,243
Realty Income Corp. (a)	5.125%	02/15/34	1,000,000	979,949
Sun Communities Operations, LP	5.500%	01/15/29	250,000	251,776
				11,876,296
Technology — 0.7%
Broadcom, Inc. (a)(c)	4.150%	04/15/32	2,700,000	2,531,869
Dell International, LLC / EMC Corp.	4.900%	10/01/26	1,488,000	1,492,151
Fidelity National Information Services, Inc.	1.650%	03/01/28	300,000	271,244
Foundry JV Holdco, LLC (c)	6.150%	01/25/32	500,000	504,462
Mastercard, Inc. (a)	2.000%	11/18/31	2,300,000	1,910,710
Mastercard, Inc.	4.875%	05/09/34	750,000	738,383
Oracle Corp.	2.875%	03/25/31	500,000	439,970
Oracle Corp.	3.600%	04/01/40	4,500,000	3,518,340
Xilinx, Inc.	2.375%	06/01/30	2,125,000	1,872,915
				13,280,044

	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation — 0.7%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	$102,967	$102,130
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	283,275	267,522
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	472,845
Burlington North Santa Fe, LLC	2.875%	06/15/52	1,523,000	947,537
CSX Corp.	4.250%	11/01/66	100,000	75,581
FedEx Corp. (a)	2.400%	05/15/31	500,000	426,573
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	08/20/35	2,944,766	2,447,056
Kirby Corp.	4.200%	03/01/28	600,000	580,604
Norfolk Southern Corp. (a)	3.000%	03/15/32	600,000	523,394
Norfolk Southern Corp.	5.950%	03/15/64	500,000	512,680
Penske Trust Leasing Co. / PTL Finance Corp. (c)	5.350%	03/30/29	1,350,000	1,359,485
Ryder System, Inc.	2.850%	03/01/27	500,000	479,863
Ryder System, Inc.	5.300%	03/15/27	1,000,000	1,010,924
Ryder System, Inc. (a)	5.500%	06/01/29	500,000	508,972
Southwest Airlines Co.	5.125%	06/15/27	1,000,000	1,004,457
Southwest Airlines Co. (a)	2.625%	02/10/30	1,300,000	1,150,574
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	200,000	199,676
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	136,480	139,382
United Airlines Pass-Through Trust	5.450%	02/15/37	900,000	901,255
United Parcel Service, Inc. (a)	4.875%	03/03/33	900,000	889,330
				13,999,840

Total Corporate Credit
(Cost $333,149,101)				$329,070,433

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 43

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Government Related — 0.1%)
Government Owned, No Guarantee — 0.1%
Tennessee Valley Authority	4.250%	09/15/52	$500,000	$429,083
Tennessee Valley Authority	4.625%	09/15/60	525,000	470,548

Total Government Related
(Cost $1,243,269)				$899,631

Securitized — 60.0%
ABS-Other — 2.3%
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	934,994
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	427,465	417,677
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (b)(c)	4.450%	01/25/26	2,000,000	1,917,648
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (b)(c)	3.620%	07/25/26	3,300,000	3,042,059
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	3,900,000	3,611,005
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,372,023
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	136,821	123,245
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	223,257	181,423
Greensky Home Improvement, Series 2024-1, Class D (c)	7.330%	07/25/59	4,000,000	4,101,171
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	79,205	70,818
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	274,668	236,266
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	467,415	342,090

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.3% continued
Helios Issuer, LLC, Series 2022-C, Class C (c)	6.000%	11/22/49	$2,671,450	$2,134,063
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	65,848	60,487
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	1,022,092	912,901
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	93,155	83,970
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	1,830	1,820
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	86,001	74,333
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	314,639	278,742
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	33,607	30,754
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	186,302	178,061
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	453,652	367,935
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	423,265	334,001
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	681,045	535,634
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	639,060	490,688

44 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
ABS-Other — 2.3% continued
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (c)	6.960%	10/30/31	$4,034,907	$3,860,559
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	104,206	92,155
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	52,790	49,153
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	30,142	26,560
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	2,267,489	2,113,308
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	4,500,000	3,279,863
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	1,830,893	1,813,264
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (b)(c)	8.819%	05/25/27	2,200,000	2,229,304
PowerPay Issuance Trust, Series 2024-1A, Class A (c)	6.530%	02/18/39	2,754,362	2,791,311
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	236,119	214,839
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	10,873	10,739
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	25,922	22,968

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.3% continued
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class B (c)	2.130%	11/15/55	$1,000,000	$972,746
SPS Servicer Advance Receivables Trust, Series 2020-T2, Class D (c)	3.160%	11/15/55	994,000	964,443
Sunnova Hestia I Issuer, LLC, Series 2023-GRIDI, Class A-1 (c)	5.750%	12/20/50	2,071,242	2,096,023
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	3,619,932	2,853,439
				46,224,482
Agency CMBS — 3.0%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	22,801,014	17,908,646
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	3,157,126	2,531,614
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (c)	2.631%	01/25/52	8,919,807	7,208,221
FNMA, Pool #AN3598	2.550%	12/01/28	251,131	232,854
FNMA, Pool #BL4548	2.430%	10/01/29	178,498	161,944
FNMA, Pool #BL9861	1.640%	12/01/30	2,085,000	1,741,663
FNMA, Pool #BS0602	1.590%	01/01/31	12,186,000	10,182,405
FNMA, Pool #BS0038	1.650%	01/01/31	2,000,000	1,665,967
FNMA, Pool #BS0915	1.620%	03/01/31	3,200,000	2,613,445
FNMA, Pool #AN6149	3.140%	07/01/32	750,000	666,121
FNMA, Pool #AN7612	3.280%	12/01/32	242,485	218,344

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 45

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Agency CMBS — 3.0% continued
FNMA, Pool #FN0035	3.290%	12/01/32	$5,662,636	$5,128,368
FNMA, Pool #BS3369	2.310%	10/01/41	7,768,000	5,265,430
FNMA, Pool #BS3542	2.415%	10/01/41	2,850,000	1,922,530
FNMA, Pool #AM5015	4.940%	12/01/43	705,761	686,712
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,138,102	2,045,236
				60,179,500
Agency MBS CMO — 22.7%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (b)	5.220%	05/15/28	19,250	19,225
FHLMC, Series 4847, Class CV	3.500%	02/15/30	279,364	273,234
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	145,566	139,463
FHLMC, Series 4265, Class FD (1* SOFR + 40) (b)	5.112%	01/15/35	148,117	146,478
FHLMC, Series 4613, Class AF (1* SOFR + 110) (b)	6.020%	11/15/37	257,281	250,570
FHLMC, Series 3605, Class PB	4.500%	11/15/39	45,504	43,597
FHLMC, Series 3617, Class PC	4.500%	12/15/39	60,787	59,443
FHLMC, Series 3740, Class FC (1* SOFR + 50) (b)	5.212%	10/15/40	59,005	58,201
FHLMC, Series 3759, Class ME	4.000%	11/15/40	505,358	452,698
FHLMC, Series 3811, Class TA	5.000%	02/15/41	235,007	236,363
FHLMC, Series 5115, Class AZ	2.000%	06/25/41	11,172,149	7,197,867
FHLMC, Series 3895, Class BF (1* SOFR + 50) (b)	5.212%	07/15/41	51,090	50,498
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	820,649	805,753
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,801,542	3,603,301

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.7% continued
FHLMC, Series 4074, Class JY	2.500%	07/15/42	$689,000	$573,922
FHLMC, Series 4180, Class BU	2.500%	10/15/42	2,678,871	2,212,432
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,400,000	1,023,227
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	709,514
FHLMC, Series 4153, Class YZ	3.000%	01/15/43	4,571,929	3,957,806
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	7,111,186	5,632,468
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	178,630	135,817
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,570,605
FHLMC, Series 4210, Class Z	3.000%	05/15/43	1,611,792	1,266,405
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	705,561	466,135
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	971,275	919,759
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	207,771
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	809,327
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,874,156	2,208,751
FHLMC, Series 4473, Class Z	3.000%	05/15/45	426,436	333,928
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,417,560	1,277,075
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,533,897	3,185,348
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,476,000	1,317,843
FHLMC, Series 4857, Class H	4.000%	11/15/46	74,491	73,748
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,609,218	3,691,073
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,395,345
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	366,607
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	4,012,138	3,372,019
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	1,796,246	1,595,604
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,277,166	1,119,208
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,350,944	1,152,566
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	734,142	684,122

46 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Agency MBS CMO — 22.7% continued
FHLMC, Series 4941, Class NW	2.500%	05/25/49	$758,520	$461,135
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,418,492	879,491
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	756,220
FHLMC, Series 5159, Class WZ, Pool #5159	2.000%	01/25/50	683,939	378,177
FHLMC, Series 5037, Class PA	1.000%	03/25/50	2,944,487	2,187,783
FHLMC, Series 5103, Class LH	1.500%	03/25/50	1,984,325	1,572,955
FHLMC, Series 5057, Class DN	2.000%	03/25/50	879,015	693,106
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,394,878	1,433,705
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,289,742	922,037
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,128,725	820,350
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	139,280
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	4,269,715	2,946,571
FHLMC, Series 5038, Class QP	0.750%	10/25/50	8,580,805	5,740,793
FHLMC, Series 5019, Class PL	1.000%	10/25/50	2,196,958	1,593,442
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	392,024
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,302,703	966,063
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,621,834	3,036,368
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	690,266
FHLMC, Series 5072, Class ME	1.000%	01/25/51	831,425	613,200
FHLMC, Series 5072, Class DG	1.000%	02/25/51	728,893	542,736
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,682,417	791,872
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,712,183	1,541,137
FHLMC, Series 5155, Class MG	1.500%	10/25/51	945,915	758,436
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,348,427	1,065,768
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,080,045	602,845
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	894,643	775,140

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.7% continued
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	$1,045,488	$792,675
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,862,801	5,755,716
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,410,686
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,456,613
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,119,409
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	4,943,033	4,480,865
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	4,296,657	4,153,826
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	94,515	92,990
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	99,052	100,817
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	33,959	34,807
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	68,648	72,466
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	429,015	432,039
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	117,065	119,716
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	179,992	184,141
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (b)	5.333%	07/25/36	268,178	264,499
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	187,143	193,703
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	56,049	55,858
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (b)	4.426%	08/27/36	1,600,000	1,483,936
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (b)	5.063%	11/25/36	72,621	71,588
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	74,942	72,419

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 47

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Agency MBS CMO — 22.7% continued
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	$118,422	$118,277
FNMA, Series 2009-103, Class MB (b)	7.163%	12/25/39	92,422	93,431
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,475,034	1,379,716
FNMA, Series 2011-8, Class ZA	4.000%	02/25/41	1,202,127	1,129,429
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	383,756	384,341
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	301,975
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	619,301	587,423
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	802,168	754,739
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	257,155	241,054
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	560,201
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,251,000	1,070,423
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	90,181	80,177
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	494,524	508,126
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	4,936,382	4,290,845
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	479,000	367,971
FNMA, Series 2012-124, Class JA	1.500%	11/25/42	2,994,479	2,655,651
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	419,000	398,038
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	318,952

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.7% continued
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	$1,072,000	$853,458
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	29,008	26,943
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	2,530,286	2,331,077
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,278,738
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	300,000	281,621
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	268,872
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,389,153	4,988,722
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	469,461	438,302
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	2,126,213	1,827,263
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,752,068
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	972,842	845,480
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	645,002	406,250
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	3,758,078	3,333,486
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	531,421	470,727
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,058,744
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	522,057
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	181,136	160,812
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	494,913

48 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Agency MBS CMO — 22.7% continued
FNMA, Series 2018-69, Class PZ	3.500%	09/25/48	$1,670,473	$1,469,125
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	617,302	473,103
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,444,980	2,117,417
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	174,297	153,404
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	613,069	534,533
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	780,824	674,605
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	247,219
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,757,624	1,140,190
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,691,904	930,238
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	604,979	375,525
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,376,563	1,204,320
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	90,505
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,423,265
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	705,669
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	552,439
FNMA, Series 2020-55, Class EY	2.000%	08/25/50	2,300,000	1,560,990
FNMA, Series 2020-81, Class MA	1.000%	10/25/50	3,685,869	2,695,073

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.7% continued
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	$2,060,000	$1,138,069
FNMA, Series 2021-34, Class KC	1.000%	03/25/51	442,151	249,010
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	881,871	613,011
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	1,457,506	1,073,419
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	2,861,799	2,016,293
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	2,476,641	1,883,012
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,585,016	2,528,265
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,473,135	650,641
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	3,602,290	3,009,912
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	5,021,980	4,193,864
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,869,218
FNMA, Series 2023-67, Class LA	6.000%	01/25/54	8,560,967	8,503,429
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	220,569	211,521
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	978,629	935,202
GNMA, Series 2024-127, Class VC	5.500%	11/20/33	2,345,031	2,340,090
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	1,073,921	1,062,699
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	343,658	352,572
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,181,190

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 49

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Agency MBS CMO — 22.7% continued
GNMA, Series 2023-167, Class VC	6.500%	08/20/34	$9,275,089	$9,455,137
GNMA, Series 2023-167, Class CV	6.500%	08/20/34	7,329,391	7,497,531
GNMA, Series 2024-24, Class NV	6.000%	12/20/34	3,016,997	3,064,875
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	165,479	165,753
GNMA, Series 2024-127, Class VQ	5.000%	08/20/35	6,358,965	6,237,817
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	270,873	268,693
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	104,672	106,949
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	65,232	65,863
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	33,901	33,764
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	363,073
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	3,956,643	3,439,287
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	1,986,834	1,883,047
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	932,000	659,088
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	257,206
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	315,521	278,569
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,757,763
GNMA, Series 2012-145, Class PY	2.000%	12/20/42	1,900,000	1,499,783
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	135,000	101,201

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.7% continued
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	$746,000	$582,344
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	61,719	47,630
GNMA, Series 2015-76, Class MZ	3.000%	05/20/45	3,052,253	2,654,793
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,797	871,219
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	81,463	57,455
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,109,635	973,730
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	964,194
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	418,308
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	410,952
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,357,320	1,097,654
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	456,214	329,497
GNMA, Series 2017-120, Class JZ	3.000%	08/20/47	671,094	537,482
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,501,907	1,276,835
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	238,341
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	424,446	296,338
GNMA, Series 2018-024, Class DL	3.500%	02/20/48	1,761,993	1,570,080
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,083,973
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	515,108	437,078

50 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Agency MBS CMO — 22.7% continued
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	$594,133	$518,891
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	549,515	433,601
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	525,651	411,078
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	130,418	117,043
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	171,047	165,140
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	6,621,179	5,767,241
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	418,796
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	891,436	775,267
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	404,722
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	388,891
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,620,938	1,371,474
GNMA, Series 2019-152, Class LC	3.500%	10/20/49	2,847,541	2,575,473
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,616,590	1,324,372
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	889,155	581,561
GNMA, Series 2020-065, Class YC	2.000%	05/20/50	1,172,670	925,719
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,622,069	3,503,022
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	504,535	374,623

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.7% continued
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	$1,975,000	$1,204,817
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	501,822	166,125
GNMA, Series 2020-160, Class QD	1.000%	10/20/50	63,621	29,832
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	468,764	382,983
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	298,542
GNMA, Series 2021-089, Class JY	1.250%	03/20/51	1,524,647	833,218
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	546,634	405,381
GNMA, Series 2021-081, Class KE	1.500%	05/20/51	4,082,664	2,184,134
GNMA, Series 2021-097, Class PA	1.000%	06/20/51	2,108,650	1,564,739
GNMA, Series 2021-096, Class JK	1.500%	06/20/51	2,529,684	1,480,895
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	907,265
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	314,506	182,224
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	742,240
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,146,524	970,285
GNMA, Series 2021-205, Class ZL	1.500%	11/20/51	4,694,478	2,009,246
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,126,985	491,357
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,133,749	608,434
GNMA, Series 2021-216, Class Z	1.500%	12/20/51	5,920,714	3,136,438

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 51

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Agency MBS CMO — 22.7% continued
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	$14,722,661	$8,256,199
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,243,166	695,038
GNMA, Series 2023-152, Class JL	6.000%	01/20/52	2,362,155	2,396,839
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,336,257
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	8,395,304
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	3,045,149
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,031,240
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,837,173
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,369,143
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	5,027,243
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	2,099,225	1,990,113
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,203,245	2,114,453
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,570,387
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	1,979,237
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	1,920,191
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	445,601
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	6,278,762	5,846,895

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 22.7% continued
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	$3,932,000	$3,703,156
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,693,609	1,565,110
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	4,983,322	4,972,251
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,084,205
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,795,527	1,597,719
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,274,282	2,866,806
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	2,016,809	1,975,861
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,277,814	1,171,728
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	3,112,543	3,217,439
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,569,735	2,524,873
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	4,407,508	4,526,889
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	3,295,569	3,409,275
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	6,864,654	6,864,740
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	6,280,485
GNMA, Series 2023-117, Class LZ	6.000%	08/20/53	7,390,888	7,331,319
GNMA, Series 2023-152, Class MY	6.000%	10/20/53	1,592,333	1,607,805
GNMA, Series 2023-152, Class GX	6.000%	10/20/53	6,587,217	6,666,029
GNMA, Series 2023-169, Class MB	6.500%	11/20/53	2,150,480	2,232,583

52 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Agency MBS CMO — 22.7% continued
GNMA, Series 2023-167, Class CZ	6.500%	11/20/53	$8,446,819	$8,623,916
GNMA, Series 2023-171, Class BZ	6.500%	11/20/53	4,568,430	4,700,176
GNMA, Series 2023-165, Class AZ	7.000%	11/20/53	5,214,766	5,603,361
GNMA, Series 2024-23, Class AZ	6.500%	02/20/54	8,326,889	8,444,226
GNMA, Series 2024-28, Class GM	6.500%	02/20/54	7,078,537	7,261,169
GNMA, Series 2017-H18, Class EB (b)	4.807%	06/20/63	39,182	38,861
GNMA, Series 2023-152, Class TW	6.500%	10/20/63	10,605,596	10,948,081
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (b)	5.471%	07/20/64	156,021	155,842
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (b)	6.142%	05/20/66	141,927	142,461
GNMA, Series 2017-H16, Class DB (b)	4.519%	08/20/67	14,448	14,185
				455,409,508
Agency MBS CMO Derivatives — 0.3%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (b)	1.988%	08/15/30	680,942	27,255
FHLMC, Series 226, Class (PO), Pool #S0-3651	0.000%	02/01/34	78,577	65,353
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64) (b)	7.500%	01/15/36	160,052	156,463
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	53,225	44,376

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.3% continued
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (b)	1.680%	05/15/36	$221,369	$22,946
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	71,376	62,781
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	202,419	167,051
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	848,358	636,557
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (b)	1.908%	07/15/42	599,174	88,392
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	122,247	91,048
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	224,132	166,062
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	51,635	1,286
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (b)	5.560%	10/25/31	103,072	110,263
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	225,392	200,356
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	753,258	57,576
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	392,365	23,215
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	363,276	22,761
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	354,960	49,069
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (b)	1.917%	05/25/35	193,653	11,065
FNMA, Class (IO) (b)	5.000%	06/25/35	422,565	60,361
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	239,711	18,103
FNMA, Class (IO)	5.000%	02/25/36	301,526	38,455

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Agency MBS CMO Derivatives — 0.3% continued
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	$14,912	$13,300
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	488,695	88,202
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (b)	1.867%	05/25/40	35,292	3,116
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	752,202	166,995
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (b)	1.917%	09/25/42	1,507,011	167,338
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	980,829	592,571
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (b)	0.000%	11/25/42	464,337	290,710
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	5,049
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	477,792	17,766
FNMA, Series 2003-W10, Class 3IO (IO) (b)	0.000%	06/25/43	7,122,465	23
FNMA, Series 2014-42, Class SN (IO) (-1* SOFR + 605) (b)	1.367%	07/25/44	304,301	30,078
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	536,563	31,170
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (b)	0.214%	03/16/38	1,704,118	79,750
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (b)	2.165%	12/20/39	1,075,534	111,725

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives — 0.3% continued
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (b)	1.488%	02/16/41	$1,238,945	$100,669
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (b)	1.715%	02/20/42	188,946	11,183
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (b)	0.000%	05/20/43	1,294,967	732,983
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	507,924	28,500
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (b)	1.565%	03/20/46	1,535,710	176,169
GNMA, Series 2019-098, Class BI (IO)	3.000%	06/20/49	847,484	206,510
				4,974,601
Agency MBS Passthrough — 5.7%
FHLMC, Pool #U5-9010	4.000%	11/01/34	202,603	197,213
FHLMC, Pool #G6-1909	4.500%	12/01/37	256,753	252,543
FHLMC, Pool #G0-6085	6.500%	09/01/38	33,919	35,244
FHLMC, Pool #RB-5090	2.000%	12/01/40	14,648,707	12,237,005
FHLMC, Pool #2B-7995	2.523%	10/01/50	3,593,837	3,271,688
FHLMC, Pool #RE-6080	1.500%	11/01/50	1,460,797	1,066,019
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,219,922	4,547,567
FHLMC, Pool #RE-6085	1.500%	02/01/51	794,297	571,757
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,216,460	875,647
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	1,919,822
FHLMC, Pool #8C-0205	1.854%	02/01/52	3,584,270	3,257,582
FNMA, Pool #252409	6.500%	03/01/29	30,566	30,930

54 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Agency MBS Passthrough — 5.7% continued
FNMA, Pool #AL5850	3.500%	10/01/29	$112,682	$110,455
FNMA, Pool #AS7287	3.500%	06/01/31	191,277	186,087
FNMA, Pool #AL3200	3.500%	02/01/33	179,594	171,391
FNMA, Pool #AT7120	3.500%	06/01/33	270,850	258,906
FNMA, Pool #AL5166	3.000%	11/01/33	1,320,726	1,237,700
FNMA, Pool #AL6685	4.000%	01/01/35	305,364	295,442
FNMA, Pool #MA2198	3.500%	03/01/35	197,104	187,250
FNMA, Pool #MA3050	4.500%	06/01/37	319,553	312,650
FNMA, Pool #FS7218	1.500%	02/01/42	2,984,947	2,367,143
FNMA, Pool #AS4073	4.000%	12/01/44	159,701	148,460
FNMA, Pool #AS5236	4.000%	05/01/45	1,008,878	945,617
FNMA, Pool #MA2778	3.500%	10/01/46	77,960	69,328
FNMA, Series 2017-10, Class LZ	3.000%	03/25/47	4,204,588	3,560,730
FNMA, Pool #BM6530	3.000%	10/01/48	288,957	253,424
FNMA, Pool #BM6732	4.000%	11/01/48	14,716,626	13,766,595
FNMA, Pool #CA6940	2.247%	09/01/50	2,316,482	2,095,414
FNMA, Pool #BP7449	2.041%	10/01/50	813,569	761,470
FNMA, Pool #BM6452	2.114%	10/01/50	2,963,942	2,662,092
FNMA, Pool #BQ5239	2.222%	10/01/50	1,507,473	1,416,909
FNMA, Pool #MA4199	1.500%	11/01/50	767,273	560,069
FNMA, Pool #CA8249	1.500%	12/01/50	7,653,976	5,683,571
FNMA, Pool #BK8466	2.241%	12/01/50	1,037,058	933,742
FNMA, Pool #MA4294	1.500%	03/01/51	1,648,631	1,187,082
FNMA, Pool #BR9977	1.782%	06/01/51	2,513,345	2,215,428
GNMA, Pool #MA5738M	4.000%	02/20/34	134,956	131,059
GNMA, Pool #MA7385M	2.000%	06/20/36	1,354,581	1,146,248

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough — 5.7% continued
GNMA, Pool #784279	5.500%	11/15/38	$228,769	$230,812
GNMA, Pool #711522X	4.500%	07/15/40	205,124	201,731
GNMA, Pool #784991	3.000%	04/20/46	3,525,879	3,025,524
GNMA, Pool #78541	4.500%	06/15/46	84,241	81,854
GNMA, Pool #784792	4.500%	08/20/49	418,448	384,141
GNMA, Pool #MA7248	3.000%	03/20/51	1,022,841	869,647
GNMA, Pool #CI6717	3.000%	10/20/51	1,949,102	1,691,273
GNMA, Pool #MA7929M	3.500%	03/20/52	6,950,964	6,082,388
GNMA, Pool #787258	3.500%	08/20/52	10,024,811	8,834,769
GNMA, Pool #CM7497C	5.000%	08/20/52	5,838,825	5,611,743
GNMA, Pool #CX4361C	8.000%	11/20/53	1,181,280	1,212,507
GNMA, Pool #MA9367	8.000%	12/20/53	5,885,804	6,080,431
GNMA, Pool #CR2128	3.000%	04/20/55	818,260	693,472
GNMA, Pool #CN5057	4.500%	07/20/62	2,049,260	1,913,529
GNMA, Pool #CN5236C	4.000%	08/20/62	4,313,015	3,918,783
GNMA, Pool #CN5237	4.500%	08/20/62	1,766,217	1,649,229
GNMA, Pool #CQ3549	3.000%	10/20/62	222,892	188,880
GNMA, Pool #CS5780	3.000%	02/20/63	327,844	277,819
				113,875,811
ARM — 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (b)	6.212%	12/25/33	4,052	3,966

Auto Loan — 2.7%
ACM Auto Trust, Series 2024-2A, Class A (c)	6.060%	02/20/29	974,593	978,074
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	1,224,311	1,229,567
ACM Auto Trust, Series 2024-1A, Class B (c)	11.400%	01/21/31	2,485,000	2,578,960

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Auto Loan — 2.7% continued
ACM Auto Trust, Series 2024-2A, Class B (c)	9.210%	08/20/31	$600,000	$618,143
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	2,700,000	2,706,282
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B (c)	6.870%	06/17/30	2,000,000	2,067,697
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	2,500,000	2,518,560
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (c)	7.620%	12/15/33	3,000,000	3,116,990
Credit Acceptance Auto Loan Trust, Series 2023-5A, Class C (c)	7.300%	04/17/34	1,500,000	1,551,256
Exeter Automobile Receivables Trust, Series 2021-2, Class D	1.400%	04/15/27	5,805,996	5,668,404
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	5,590,000	5,480,599
First Help Financial, LLC, Series 2023-2, Class D (c)	9.503%	10/15/30	1,750,000	1,866,458
Hertz Vehicle Financing, LLC, Series 2024-2A, Class C (c)	7.650%	01/27/31	5,000,000	5,012,205
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	43,694	43,723
Lobel Automobile Receivables Trust, Series 2023-2, Class A (c)	7.590%	04/16/29	689,709	696,216

	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan — 2.7% continued
Merchants Fleet Funding, LLC, Series 2023-1A, Class D (c)	8.200%	05/20/36	$4,000,000	$4,112,198
Research-Driven Pagaya Motor Asset Trust I, Series 2024-1A, Class B (c)	7.960%	06/25/32	5,348,702	5,457,759
Tricolor Auto Securitization Trust, Series 2024-1A, Class B (c)	6.530%	12/15/27	4,000,000	4,062,152
Tricolor Auto Securitization Trust, Series 2024-3A, Class B (c)	5.360%	09/15/28	1,625,000	1,624,346
Tricolor Auto Securitization Trust, Series 2024-3A, Class C (c)	5.730%	12/15/28	1,920,000	1,916,696
US Bank NA, Series 2023-1, Class B (c)	6.789%	08/25/32	642,496	651,697
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	487,431	490,001
				54,447,983
CRE/CLO — 1.7%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	1,241,661	1,127,429
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	1,266,495	1,111,208
Acre Commercial Mortgage Trust, Series 2021-FL4, Class C (c)	6.240%	12/18/37	1,850,000	1,794,171
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (b)(c)	7.090%	12/18/37	1,000,000	970,341

56 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
CRE/CLO — 1.7% continued
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (b)(c)	7.590%	12/18/37	$675,000	$649,557
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (b)(c)	8.225%	06/17/39	900,000	901,427
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (b)(c)	5.896%	11/15/37	4,609,962	4,597,418
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (b)(c)	7.246%	11/15/37	1,500,000	1,360,267
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (b)(c)	5.896%	02/15/38	2,240,000	2,174,650
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (b)(c)	6.446%	02/15/38	4,009,000	3,612,887
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (b)(c)	6.262%	05/15/38	1,600,000	1,329,256
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (b)(c)	6.762%	05/15/38	3,000,000	2,329,728
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (b)(c)	6.440%	02/18/38	3,000,000	2,930,178
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class B (1* TSFR1M + 374) (b)(c)	8.101%	09/17/37	3,000,000	3,007,605

	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO — 1.7% continued
MF1 Multifamily Housing Mortgage Loan Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (b)(c)	10.095%	09/17/37	$750,000	$751,573
PFP III, Series 2024-11, Class D (1* TSFR1M + 409) (b)(c)	8.470%	09/17/39	2,500,000	2,500,328
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (b)(c)	6.312%	08/09/37	1,700,000	1,698,059
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (b)(c)	5.592%	09/15/36	46,116	46,099
TPG Real Estate Finance, Series 2019-FL3, Class C (1* TSFR1M + 221) (b)(c)	6.612%	10/15/34	668,765	659,310
TPG Real Estate Finance, Series 2019-FL3, Class D (1* TSFR1M + 256) (b)(c)	6.962%	10/15/34	1,000,000	973,649
				34,525,140
Credit Cards — 1.5%
Avant Credit Card Master Trust, Series 2024-1A, Class C (c)	6.230%	04/15/30	2,100,000	2,085,966
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	2,500,000	2,479,340
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	2,500,000	2,476,501
Genesis Sales Finance Master Trust, Series 2024-B, Class D (c)	7.040%	12/20/32	5,000,000	4,997,640

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 57

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Credit Cards — 1.5% continued
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	$5,000,000	$4,999,008
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	9.590%	09/20/27	3,500,000	3,499,084
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B (c)	7.430%	07/20/29	5,000,000	5,083,700
Mission Lane Credit Card Master Trust, Series 2023-A, Class B (c)	8.150%	07/17/28	1,850,000	1,865,457
Mission Lane Credit Card Master Trust, Series 2024-A, Class C (c)	7.320%	08/15/29	3,000,000	3,021,057
				30,507,753
Equipment — 0.8%
Blue Bridge Funding, Inc., Series 2023-1, Class A (c)	7.370%	11/15/30	1,199,365	1,212,795
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	369,787	344,426
CPF IV, LLC, Series 2023-2, Class A (c)	7.480%	03/15/32	2,159,769	2,190,976
CPF IV, LLC, Series 2023-2, Class C (c)	7.560%	03/15/32	2,000,000	1,937,243
Dext ABS, Series 2023-2, Class D (c)	8.300%	05/15/34	1,500,000	1,522,635
NMEF Funding, LLC, Series 2022-B, Class C (c)	8.540%	06/15/29	4,500,000	4,533,422
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	3,500,000	3,604,521

	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment — 0.8% continued
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	$510,500	$489,673
				15,835,691
HECM — 4.5%
Boston Lending Trust, Series 2022-1, Class M2 (c)	2.750%	02/25/62	541,374	463,067
Brean Asset Backed Securities Trust, Series 2022-RM4, Class M1 (c)	3.000%	07/25/62	1,076,618	895,143
Brean Asset Backed Securities Trust, Series 2022-RM5, Class A (c)	4.500%	09/25/62	4,803,832	4,572,378
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M1 (c)	4.500%	09/25/62	2,540,788	2,183,728
Brean Asset Backed Securities Trust, Series 2022-RM5, Class M2 (c)	4.500%	09/25/62	2,872,195	2,390,390
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M1 (c)	5.250%	01/25/63	2,975,636	2,719,017
Brean Asset Backed Securities Trust, Series 2023-RM6, Class M2 (c)	5.250%	01/25/63	2,975,636	2,632,441
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M1 (c)	4.000%	09/25/63	3,152,503	3,002,491

58 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
HECM — 4.5% continued
Brean Asset Backed Securities Trust, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	$2,994,878	$2,590,821
Brean Asset Backed Securities Trust, Series 2024-RM9, Class A1 (c)	5.000%	09/25/64	3,300,000	3,181,461
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A1 (c)	4.500%	03/25/78	8,618,513	8,295,131
Brean Asset Backed Securities Trust, Series 2023-RM7, Class A2 (c)	4.500%	03/25/78	6,039,000	5,537,470
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M1 (c)	4.500%	03/25/78	3,141,742	2,752,483
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	1,500,000	1,451,795
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	1,602,631	1,595,046
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M3 (c)	3.000%	05/25/34	2,000,000	1,816,981
Cascade Funding Mortgage Trust, Series 2024-2, Class M3 (c)	3.000%	06/25/34	4,000,000	3,638,913
Cascade Funding Mortgage Trust, Series 2024-2, Class M2 (c)	3.000%	06/25/34	2,000,000	1,851,344
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3 (b)(c)	4.000%	08/25/34	5,500,000	5,043,628

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 4.5% continued
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	$4,000,000	$3,684,488
Ocwen Loan Investment Trust, Series 2024-HB1, Class M2 (c)	3.000%	02/25/37	1,500,000	1,372,498
Ocwen Loan Investment Trust, Series 2024-HB1, Class M3 (c)	3.000%	02/25/37	3,500,000	3,176,079
Onity Loan Investment Trust, Series 2024-HB2, Class M3 (c)	5.000%	08/25/37	2,500,000	2,313,482
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	1,550,000	1,450,160
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (b)(c)	1.719%	10/25/50	1,838,545	1,746,847
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (c)	2.619%	10/25/50	1,500,000	1,314,837
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)	2.125%	09/25/61	4,060,911	3,546,326
RMF Proprietary Issuance Trust, Series 2022-1, Class A (b)(c)	3.000%	01/25/62	2,013,017	1,788,626
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (b)(c)	3.750%	06/25/62	1,100,000	915,149
RMF Proprietary Issuance Trust, Series 2022-3, Class A (b)(c)	4.000%	08/25/62	4,975,000	4,641,030
RMF Proprietary Issuance Trust, Series 2022-3, Class M1 (c)	4.000%	08/25/62	5,000,000	4,371,916

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 59

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
HECM — 4.5% continued
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (c)	4.000%	08/25/62	$2,500,000	$2,060,551
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (b)(c)	3.000%	01/25/62	1,000,000	848,592
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	825,239
				90,669,548
Hospitality — 0.3%
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (b)(c)	3.544%	03/09/44	1,870,000	1,693,390
Hawaii Hotel Trust, Series 2019-MAUI, Class E (1* TSFR1M + 221) (b)(c)	7.067%	05/15/38	1,500,000	1,500,120
MCR Mortgage Trust, Series 2024-TWA, Class D (c)	7.402%	06/12/39	3,500,000	3,533,861
				6,727,371
Laboratory — 1.0%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (c)	7.970%	08/13/41	4,400,000	4,312,133
Commercial Mortgage Trust, Series 2020-CX, Class A (c)	2.173%	11/10/46	5,435,000	4,464,000
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (b)(c)	5.692%	05/15/39	5,000,000	4,887,500
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	7,660,000	6,136,904
				19,800,537

	Coupon	Maturity	Shares / Par Value	Fair Value
Manufactured Housing — 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (b)(c)	5.985%	11/25/44	$100,000	$93,851

Multifamily — 1.4%
BX Commercial Mortgage Trust, Series 2024-AIRC, Class D (1* TSFR1M + 309) (b)(c)	7.699%	08/15/39	4,000,000	4,022,500
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (b)(c)	7.280%	02/25/25	827,035	826,749
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (b)(c)	6.830%	10/25/25	491,756	484,806
FREMF Mortgage Trust, Series 2019-KF58, Class B (1* SOFR30A + 226) (b)(c)	7.114%	01/25/26	1,688,582	1,664,468
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (b)(c)	6.930%	01/25/28	236,208	227,036
FREMF Mortgage Trust, Series 2018-KF46, Class B (1* SOFR30A + 206) (b)(c)	6.730%	03/25/28	151,284	144,892
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (b)(c)	6.830%	06/25/28	1,438,424	1,353,696
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (b)(c)	6.864%	07/25/28	338,254	323,213
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (b)(c)	7.030%	01/25/29	1,054,297	1,002,018

60 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Multifamily — 1.4% continued
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (b)(c)	7.030%	08/25/29	$274,785	$259,830
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (b)(c)	6.930%	02/25/30	213,477	212,925
Multifamily Connecticut Avenue, Series 2024-01, Class M7 (1* SOFR30A + 275) (b)(c)	7.319%	07/25/54	5,994,686	6,050,487
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class M-1 (1* SOFR + 180) (b)(c)	6.534%	07/25/41	1,624,560	1,583,912
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (b)(c)	7.019%	10/25/44	3,334,264	3,335,555
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (b)(c)	6.734%	01/25/51	1,240,609	1,234,699
MultiFamily Structured Credit Risk Notes, Series 2021-MN3, Class M-1 (1* SOFR + 230) (b)(c)	6.869%	11/25/51	2,633,444	2,626,996
MultiFamily Structured Credit Risk Notes, Series 2022-MN4, Class M-1 (1* SOFR + 425) (b)(c)	8.984%	05/25/52	2,861,092	2,916,334
				28,270,116
Non-Agency MBS 2.0 — 0.1%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (b)	6.119%	02/25/50	$610,986	$576,613
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (b)(c)	5.869%	03/25/51	564,170	548,723
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (b)(c)	6.369%	03/25/51	1,561,303	1,555,240
				2,680,576
Office — 1.0%
COMM Mortgage Trust, Series 2015-3BP, Class A (c)	3.178%	02/10/35	3,000,000	2,935,184
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (b)(c)	5.873%	10/15/43	3,500,000	3,320,625
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (b)(c)	6.423%	10/15/43	15,000,000	13,650,000
				19,905,809
Residential Transition Loan — 1.7%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	414,786	404,793
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	124,010	63,980

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 61

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Residential Transition Loan — 1.7% continued
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	$493,732	$489,346
Homeward Opportunities Funding Trust, Series 2024-RTL1, Class A-2 (c)	8.570%	07/25/29	2,300,000	2,318,468
Homeward Opportunities Funding Trust, Series 2024-RRTL2, Class A-2 (c)	6.369%	09/25/39	4,000,000	4,015,856
LHOME Mortgage Trust, Series 2024-RTL1, Class A2 (c)	9.165%	01/25/29	2,500,000	2,538,992
LHOME Mortgage Trust, Series 2024-RTL1, Class M (c)	11.949%	01/25/29	2,000,000	2,043,317
LHOME Mortgage Trust, Series 2024-RTL2, Class A2 (c)	9.537%	03/25/29	1,500,000	1,520,904
LHOME Mortgage Trust, Series 2024-RTL3, Class A2 (c)	8.373%	05/25/29	4,000,000	4,025,566
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	361,419	360,676
New York Mortgage Trust, Series 2024-BPL1, Class A1 (c)	7.154%	02/25/29	2,000,000	2,022,195
New York Mortgage Trust, Series 2024-BPL1, Class A2 (c)	8.617%	02/25/29	2,500,000	2,530,092
ROC Securities Trust, Series 2021-RTL1, Class A1 (c)	2.487%	08/25/26	268,902	268,902

	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan — 1.7% continued
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	$3,500,000	$3,455,727
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	6,000,000	6,158,344
TVC Mortgage Trust, Series 2024-RRTL1, Class A2 (c)	5.956%	07/25/39	2,000,000	1,982,920
				34,200,078
Retail — 0.3%
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (b)(c)	5.962%	02/15/40	2,123,200	2,123,603
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (b)(c)	6.312%	02/15/40	580,000	580,144
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (b)(c)	7.012%	02/15/40	2,324,000	2,324,422
				5,028,169
Second Lien — 1.6%
Achieve Mortgage, Series 2024-HE2, Class A (c)	5.350%	10/25/39	3,835,001	3,788,528
HTAP, Series 2024-1, Class B (c)	7.500%	04/25/37	2,630,000	2,418,198
HTAP Trust, Series 2024-1, Class A (c)	7.000%	04/25/37	4,820,121	4,784,468
HTAP Trust, Series 2024-2, Class A (c)	6.500%	04/25/42	7,747,282	7,636,403
Unlock HEA Trust, Series 24-1, Class A (c)	7.000%	04/25/39	9,246,604	9,184,970
Unlock HEA Trust, Series 2024-2, Class A (c)	6.500%	10/25/39	4,828,576	4,720,686
				32,533,253

62 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Single Family Rental — 1.6%
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	$2,565,358	$2,552,982
American Homes 4 Rent, Series 2015-SFR2, Class A (c)	3.732%	10/17/52	3,784,198	3,749,423
Firstkey Homes Trust, Series 2020-SFR1, Class A (c)	1.339%	08/17/37	6,654,224	6,518,965
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	457,309	429,456
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	4,029,744	3,777,373
Progress Residential Trust, Series 2024-SFR5, Class E1 (c)	3.375%	08/09/29	3,000,000	2,634,482
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/40	2,000,000	1,864,581
Progress Residential Trust, Series 2024-SFR2, Class E1 (c)	3.400%	04/17/41	2,000,000	1,788,210
Progress Residential Trust, Series 2024-SFR2, Class E2 (c)	3.650%	04/17/41	1,500,000	1,336,987
REMIC Funding Trust, Series 2024-2, Class A1 (c)	7.112%	09/27/28	5,035,047	4,952,810
REMIC Funding Trust, Series 2024-2, Class A2 (c)	8.806%	09/27/28	1,994,078	1,962,390
Tricon American Homes Trust, Series 2020-SFR1, Class A (c)	1.499%	07/17/38	1,270,648	1,218,318
				32,785,977

	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business — 1.3%
Credibility Asset Securitization, Series 2024-1A, Class A (c)	6.440%	11/15/29	$4,000,000	$4,028,089
Credibility Asset Securitization, Series 2024-1A, Class C (c)	8.620%	11/15/29	3,500,000	3,517,706
Kapitus Asset Securitization, LLC, Series 2022-1A, Class A (c)	3.382%	07/10/28	3,000,000	2,997,747
Kapitus Asset Securitization, LLC, Series 2022-1A, Class C (c)	4.464%	07/10/28	3,000,000	2,997,382
Kapitus Asset Securitization, LLC, Series 2024-4, Class C (c)	7.150%	09/10/31	350,000	347,541
NCL Business Loan Trust, Series 2022-1, Class A (c)	3.187%	09/25/46	2,315,742	2,174,826
Newtek Alternative Loan Program, Series 2024-1, Class B (c)	7.710%	12/27/49	3,634,639	3,623,701
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (b)(c)	7.750%	10/25/49	961,915	959,758
Newtek Small Business Loan Trust, Series 2023-1, Class B (1* Prime + 75) (b)(c)	8.250%	07/25/50	2,332,996	2,345,036
OnDeck Asset Securitization Trust, Series 2024-2A, Class B (c)	5.420%	10/17/31	1,300,000	1,279,165
RFS Asset Securitization II, LLC, Series 2024-1, Class C (c)	8.349%	07/15/31	2,000,000	2,027,595
				26,298,546

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 63

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Student Loan — 0.6%
Ascent Career Funding Trust, Series 2024-1A, Class A (c)	6.770%	10/25/32	$3,051,652	$3,052,785
Ascent Career Funding Trust, Series 2024-1A, Class B (c)	9.730%	10/25/32	2,000,000	1,991,716
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	44,815	43,097
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	41,280	39,900
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	123,441	117,544
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (b)(c)	5.853%	12/28/48	71,705	71,875
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	345,062	310,695
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	262,088	238,900
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	523,068	518,055
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (b)(c)	5.702%	07/25/51	184,636	184,475
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	190,354
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	1,585,000	1,492,272

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 0.6% continued
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	$425,000	$357,087
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	464,843
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	673,668
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,669,000	1,433,152
				11,180,418
Unsecured Consumer — 3.9%
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,250,000	1,281,295
ACHV ABS Trust, Series 2023-4CP, Class C (c)	7.710%	11/25/30	2,500,000	2,523,721
ACHV ABS Trust, Series 2023-4CP, Class D (c)	8.600%	11/25/30	2,000,000	2,041,106
ACHV ABS Trust, Series 2024-3AL, Class D (c)	6.750%	12/26/31	3,650,000	3,668,434
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,506,491
AMCR ABS Trust, Series 2023-1, Class A (c)	7.660%	01/21/31	338,958	339,976
AMCR ABS Trust, Series 2023-1, Class B (c)	8.700%	01/21/31	2,000,000	2,039,076
AMCR ABS Trust, Series 2024-A, Class A (c)	6.260%	08/18/31	938,718	941,191
Bankers Healthcare Group Securitization Trust, Series 2023-B, Class C (c)	8.150%	12/17/36	1,000,000	1,043,657

64 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Unsecured Consumer — 3.9% continued
Cherry Securitization Trust, Series 2024-1A, Class A (c)	5.700%	04/15/32	$4,250,000	$4,258,499
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	4,940,656	4,985,003
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	1,195,000	1,138,024
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	526,194
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	689,922
Lendmark Funding Trust, Series 2023-1A, Class C (c)	6.160%	05/20/33	2,000,000	2,002,555
Lendmark Funding Trust, Series 2024-2A, Class D (c)	5.690%	02/21/34	1,580,000	1,540,478
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	940,345
Mariner Finance Issuance Trust, Series 2024-AA, Class D (c)	6.770%	09/22/36	3,250,000	3,283,061
Mariner Finance Issuance Trust, Series 2024-BA, Class D (c)	6.360%	11/20/38	6,575,000	6,479,198
Oportun Funding, LLC, Series 2024-3, Class C (c)	6.250%	08/15/29	1,725,000	1,728,374
Oportun Funding, LLC, Series 2024-1A, Class A (c)	6.334%	04/08/31	2,346,222	2,350,948
Oportun Funding, LLC, Series 2024-1A, Class B (c)	6.546%	04/08/31	3,750,000	3,769,243

	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer — 3.9% continued
Oportun Funding, LLC, Series 2024-1A, Class C (c)	7.421%	04/08/31	$1,000,000	$1,010,590
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	1,969,476	1,906,499
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	1,651,189	1,613,434
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	2,500,000	2,520,011
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	1,991,544	1,931,549
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	3,304,553	3,216,189
Pagaya AI Debt Selection Trust, Series 2024-1, Class A (c)	6.660%	07/15/31	883,414	894,069
Pagaya AI Debt Selection Trust, Series 2024-2, Class C (c)	7.573%	08/15/31	3,323,408	3,373,357
Purchasing Power Funding, Series 2024-A, Class D (c)	7.260%	08/15/28	2,230,000	2,261,801
Reach Financial, LLC, Series 2024-1A, Class B (c)	6.290%	02/18/31	3,000,000	3,034,503
Reach Financial, LLC, Series 2024-1A, Class C (c)	6.900%	02/18/31	1,150,000	1,168,674
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	8,900	8,890
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,191,000	1,157,227

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 65

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.0% continued
Unsecured Consumer — 3.9% continued
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	$650,000	$589,909
Republic Finance Issuance Trust, Series 2024-A, Class C (c)	8.350%	08/20/32	1,750,000	1,783,978
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	690,954	677,236
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	69,167	68,614
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	324,838	324,076
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	382,635	368,700
				76,986,097

Total Securitized
(Cost $1,232,794,925)				$1,203,144,781

Treasury — 17.7%
U.S. Treasury Notes	1.625%	02/15/26	5,000,000	4,857,135
U.S. Treasury STRIPS	0.125%	04/15/26	6,017,950	5,873,537
U.S. Treasury Notes (a)	2.250%	08/15/27	2,000,000	1,901,070
U.S. Treasury Notes	0.500%	10/31/27	11,000,000	9,901,211
U.S. Treasury Notes	1.250%	09/30/28	21,000,000	18,768,046
U.S. Treasury Notes (a)	3.875%	11/30/29	17,600,000	17,204,778
U.S. Treasury Notes	0.625%	08/15/30	31,500,000	25,580,973
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,449,965
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,363,814
U.S. Treasury STRIPS	0.000%	05/15/33	2,100,000	1,414,725

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 17.7% continued
U.S. Treasury STRIPS	0.000%	08/15/33	$7,000,000	$4,656,448
U.S. Treasury Notes (a)	4.000%	02/15/34	16,000,000	15,317,746
U.S. Treasury STRIPS	0.000%	08/15/34	12,000,000	7,596,448
U.S. Treasury STRIPS	0.000%	11/15/34	5,000,000	3,126,144
U.S. Treasury STRIPS	0.000%	05/15/35	5,000,000	3,051,039
U.S. Treasury STRIPS	0.000%	02/15/36	15,000,000	8,804,777
U.S. Treasury STRIPS	0.000%	02/15/37	15,000,000	8,345,754
U.S. Treasury STRIPS	0.000%	02/15/38	15,000,000	7,885,451
U.S. Treasury STRIPS	0.000%	11/15/38	25,000,000	12,603,903
U.S. Treasury Bonds	1.125%	08/15/40	40,000,000	23,850,648
U.S. Treasury Bonds	1.375%	11/15/40	45,000,000	27,852,117
U.S. Treasury STRIPS	0.000%	08/15/41	15,000,000	6,445,697
U.S. Treasury STRIPS	0.625%	02/15/43	32,949,120	24,122,950
U.S. Treasury STRIPS	0.000%	08/15/43	12,000,000	4,674,569
U.S. Treasury Bonds	2.250%	08/15/46	37,000,000	23,885,735
U.S. Treasury Bonds	3.000%	02/15/48	83,000,000	60,884,759
U.S. Treasury Bonds	1.250%	05/15/50	20,000,000	9,481,698
U.S. Treasury Bonds	1.625%	11/15/50	26,000,000	13,556,530
Total Treasury
(Cost $382,909,740)				$354,457,667

66 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Shares	Fair Value
Registered Investment Companies — 6.3%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (e)	111,697,381	$111,697,381
State Street Navigator Securities Lending Portfolio I, 4.16% (e)(f)	14,877,875	14,877,875
Total Registered Investment Companies
(Cost $126,575,256)		$126,575,256

Total Investment Securities — 100.5%
(Cost $2,076,672,291)		$2,014,147,768

Liabilities in Excess of Other Assets — (0.5)%		(9,700,312)

Net Assets — 100.0%		$2,004,447,456

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $59,021,591.
(b)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2024. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2024 was $644,081,737, representing 32.1% of net assets.

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of December 31, 2024.
(f)	This security was purchased using cash collateral held from securities on loan.

BV — Besloten Vennootschap

CV — Convertible Security

IO — Interest Only

NA — National Association

NV — Naamloze Vennootschap

plc — Public Limited Company

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

Diamond Hill Core Plus Bond Fund
Schedule of Investments
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 18.2%
Banking — 5.0%
Bank of America Corp.	3.194%	07/23/30	$250,000	$230,301
Bank of New York Mellon Corp.	5.225%	11/20/35	50,000	49,761
Bank OZK (TSFR3M + 209) (a)	2.750%	10/01/31	100,000	86,500
Capital One Financial Corp.	5.468%	02/01/29	100,000	100,694
Citigroup, Inc.	2.666%	01/29/31	200,000	176,950
Goldman Sachs Group, Inc.	4.692%	10/23/30	200,000	195,807
Huntington Bancshares	5.272%	01/15/31	50,000	50,039
JPMorgan Chase & Co.	4.603%	10/22/30	250,000	245,243
KeyCorp	4.789%	06/01/33	100,000	94,564
Morgan Stanley	4.654%	10/18/30	200,000	195,714
PNC Financial Services Group, Inc. (The)	4.812%	10/21/32	75,000	72,995
State Street Corp.	4.330%	10/22/27	100,000	99,382
Wells Fargo & Co.	2.572%	02/11/31	100,000	88,188
Wells Fargo & Co.	5.211%	12/03/35	100,000	97,297
				1,783,435
Basic Industry — 0.4%
CVR Partners, LP (b)	6.125%	06/15/28	75,000	72,980
Magnera Corp. (b)	7.250%	11/15/31	70,000	68,337
				141,317
Capital Goods — 1.2%
John Deere Capital Corp.	4.400%	09/08/31	100,000	97,027
Johnson Controls International	4.900%	12/01/32	50,000	48,715
L3 Harris Technologies, Inc.	1.800%	01/15/31	70,000	57,636
Republic Services, Inc.	2.375%	03/15/33	65,000	52,652
Specialty Buidling Products (b)	7.750%	10/15/29	70,000	71,041
Textron Financial Corp. (1* TSFR3M + 200)(a)(b)	6.520%	02/15/42	60,000	53,607
Waste Management, Inc.	4.950%	03/15/35	50,000	48,747
				429,425

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 67

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 18.2% continued
Communications — 0.2%
AT&T, Inc.	2.550%	12/01/33	$75,000	$60,415

Consumer Cyclical — 3.0%
Advance Auto Parts	3.900%	04/15/30	80,000	71,315
American Honda Finance	4.450%	10/22/27	100,000	99,261
ANGI Group, LLC (b)	3.875%	08/15/28	75,000	66,973
Bath & Body Works, Inc.	6.875%	11/01/35	70,000	71,625
Champions Financing, Inc. (b)	8.750%	02/15/29	70,000	68,265
CVS Health Corp.	3.750%	04/01/30	70,000	64,117
Ford Motor Co., Class B	3.250%	02/12/32	85,000	70,695
Garda World Security Corp. (b)	8.375%	11/15/32	50,000	50,892
Garrett Motion Holdings (b)	7.750%	05/31/32	70,000	71,017
Great Canadian Gaming Co. (b)	8.750%	11/15/29	75,000	76,765
Hyundai Capital America, Series A (b)	4.750%	09/26/31	75,000	72,068
Lowes Cos., Inc.	4.250%	04/01/52	85,000	66,337
SAKS Global Enterprises, LLC (b)	11.000%	12/15/29	75,000	72,135
Victra Holdings, LLC (b)	8.750%	09/15/29	65,000	67,959
Wayfair, LLC (b)	7.250%	10/31/29	70,000	69,965
				1,059,389
Consumer Non-Cyclical — 1.0%
AbbVie, Inc.	4.950%	03/15/31	100,000	99,980
Champ Acquisition Corp. (b)	8.375%	12/01/31	70,000	71,406
Land O Lakes Capital Trust I (b)	7.450%	03/15/28	50,000	49,046
U.S. Acute Care Solutions, LLC (b)	9.750%	05/15/29	70,000	71,338
Viking Baked Goods Acquisition Corp. (b)	8.625%	11/01/31	75,000	73,677
				365,447
Electric — 0.4%
Swepco Storm Recovery Funding, LLC, Series 2024-A	4.880%	09/01/39	130,000	127,035

	Coupon	Maturity	Shares / Par Value	Fair Value
Energy — 1.2%
BP Capital Markets America	4.812%	02/13/33	$50,000	$48,334
Energy Transfer, LP	3.750%	05/15/30	60,000	55,978
Helmerich & Payne, Inc. (b)(c)	4.650%	12/01/27	50,000	49,358
Magnolia Oil & Gas Operating, LLC (b)	6.875%	12/01/32	75,000	74,248
MPLX, LP	5.500%	06/01/34	42,000	41,394
Noble Finance II, LLC (b)	8.000%	04/15/30	35,000	35,349
Phillips 66 Co.	4.950%	03/15/35	50,000	47,240
Valaris Ltd. (b)	8.375%	04/30/30	70,000	70,737
				422,638
Finance Companies — 1.0%
Azorra Finance (b)	7.750%	04/15/30	70,000	69,585
Bread Financial Holdings (b)	9.750%	03/15/29	65,000	69,858
Freedom Mortgage Holdings (b)	9.125%	05/15/31	65,000	67,020
Oxford Finance, LLC, Class B (b)	6.375%	02/01/27	70,000	69,149
Provident Funding Associates, LP / PFG Finance Corp. (b)	9.750%	09/15/29	70,000	71,655
				347,267
Financial-Other — 0.7%
Icahn Enterprises, LP (b)	10.000%	11/15/29	100,000	100,236
PPH Escrow Issuer, LLC (b)	9.875%	11/01/29	75,000	75,338
PRA Group, Inc. (b)	8.875%	01/31/30	65,000	67,322
				242,896
Insurance — 2.5%
APH Somerset Investment II, LLC (b)	7.875%	11/01/29	100,000	101,352
Equitable Financial Life (b)	1.800%	03/08/28	25,000	22,595
MassMutual Global Funding (b)	5.150%	05/30/29	200,000	202,623
Met Life Global Funding I (b)	5.050%	01/08/34	150,000	146,765
New York Life Global Funding (b)	4.600%	12/05/29	100,000	99,273

68 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 18.2% continued
Insurance — 2.5% continued
Pacific Life Global Fund II (b)	1.450%	01/20/28	$100,000	$90,471
Protective Life Global Funding (b)	4.772%	12/09/29	150,000	148,577
UnitedHealth Group, Inc.	5.000%	04/15/34	100,000	97,585
				909,241
REITS — 0.3%
CubeSmart, LP	2.250%	12/15/28	70,000	62,965
Extra Space Storage, LP	5.700%	04/01/28	50,000	51,043
				114,008
Technology — 0.8%
Diebold Nixdorf, Inc. (b)	7.750%	03/31/30	100,000	102,655
Dye & Durham Ltd. (b)	8.625%	04/15/29	65,000	68,170
McAfee Corp. (b)	7.375%	02/15/30	70,000	67,986
Oracle Corp.	3.600%	04/01/40	85,000	66,458
				305,269
Transportation — 0.5%
Alllegiant Travel Co. (b)(c)	7.250%	08/15/27	70,000	70,354
Ryder System, Inc.	4.900%	12/01/29	50,000	49,559
Vistajet Malta / VM Holdings (b)	9.500%	06/01/28	70,000	70,440
				190,353

Total Corporate Credit
(Cost $6,561,126)				$6,498,135

Securitized — 60.5%
ABS-Other — 2.6%
GoodGreen Trust, Series 2017-1A, Class A (b)	3.740%	10/15/52	278,576	250,932
Hero Funding Trust, Series 2016-3A, Class A1 (b)	3.080%	09/20/42	166,905	149,074
Hero Funding Trust, Series 2017-3A, Class A2 (b)	3.950%	09/20/48	20,976	18,583
Luminace ABS-2022 Issuer, LLC, Series 2024-1, Class B (b)	6.960%	10/30/31	121,533	116,282

	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other — 2.6% continued
Renew Financial, LLC, Series 2017-2, Class A (b)	3.220%	09/22/53	$285,663	$253,107
Stream Innovations Issuer Trust, Series 2024-2A, Class B (b)	6.340%	02/15/45	125,000	125,572
				913,550
Agency MBS CMO — 34.1%
FHLMC, Series 4109, Class HC	2.500%	09/15/32	208,170	191,428
FHLMC, Series 5202, Class NK	3.000%	04/25/35	200,000	152,757
FHLMC, Series 3652, Class AP	4.500%	03/15/40	104,915	103,091
FHLMC, Series 3746, Class KZ	3.500%	07/15/40	123,051	108,957
FHLMC, Series 4141, Class PL	2.500%	12/15/42	110,000	75,003
FHLMC, Series 4210, Class Z	3.000%	05/15/43	211,642	166,289
FHLMC, Series 4391, Class MZ	3.000%	09/15/44	271,900	236,386
FHLMC, Series 4656, Class EZ	4.000%	02/15/47	293,962	271,959
FHLMC, Series 4710, Class JE	2.750%	06/15/47	199,976	175,946
FHLMC, Series 4736, Class CL	3.000%	12/15/47	322,000	267,536
FHLMC, Series 5227, Class BA	3.500%	08/25/48	165,831	154,123
FHLMC, Series 4988, Class AK	1.000%	07/25/50	526,037	403,368
FHLMC, Series 5038, Class QP	0.750%	10/25/50	343,232	229,632
FHLMC, Series 5038, Class PJ	0.750%	10/25/50	542,760	374,564
FHLMC, Series 5035, Class ZA	2.000%	11/25/50	545,229	269,853
FHLMC, Series 5230, Class PE	2.000%	12/25/51	1,100,000	856,833
FHLMC, Series 5209, Class EQ	3.000%	04/25/52	600,000	415,045
FNMA, Series 2010-126, Class JU	2.125%	11/25/40	145,616	133,392
FNMA, Series 2011-8, Class ZA	4.000%	02/25/41	267,139	250,984
FNMA, Series 2013-56, Class GZ	4.500%	08/25/41	504,251	446,164

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 69

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.5% continued
Agency MBS CMO — 34.1% continued
FNMA, Series 2012-42, Class PY	3.500%	11/25/41	$100,000	$82,713
FNMA, Series 2011-116, Class ZA	3.500%	11/25/41	379,886	351,010
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	30,000	25,670
FNMA, Series 2012-110, Class CA	3.000%	10/25/42	370,472	330,978
FNMA, Series 2013-13, Class YC (b)	2.500%	01/25/43	118,486	98,359
FNMA, Series 2013-4, Class PL	2.000%	02/25/43	367,000	260,277
FNMA, Series 4292, Class PB	3.500%	01/15/44	420,000	357,094
FNMA, Series 2024-20, Class ZQ	4.000%	10/25/45	410,792	343,271
FNMA, Series 2016-31, Class TM	3.000%	12/25/45	330,000	279,796
FNMA, Series 2021-65, Class JA	2.000%	01/25/46	397,433	344,490
FNMA, Series 4767, Class VX	4.000%	08/14/47	289,023	259,109
FNMA, Series 2019-37, Class CA	3.000%	10/25/47	150,194	140,468
FNMA, Series 2018-55, Class GA	3.375%	08/25/48	448,556	416,877
FNMA, Series 2009-50, Class HZ	5.540%	02/25/49	815,581	809,860
FNMA, Series 2021-88, Class LA	2.500%	03/25/50	390,043	330,257
FNMA, Series 2020-47, Class GZ	2.000%	07/25/50	656,455	372,958
FNMA, Series 2021-6, Class KU	1.500%	02/25/51	209,827	115,228
GNMA, Series 2023-81, Class AL	4.500%	08/20/40	250,000	238,205
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	260,000	183,866

	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO — 34.1% continued
GNMA, Series 2019-151, Class GC	1.750%	12/20/42	$103,232	$88,734
GNMA, Series 2018-079, Class LM	3.250%	06/20/48	335,000	288,751
GNMA, Series 2022-45, Class B	2.500%	05/20/50	204,846	176,723
GNMA, Series 2020-123, Class LA	1.000%	08/20/50	209,430	96,276
GNMA, Series 2022-063, Class LM	3.500%	10/20/50	900,000	723,968
GNMA, Series 2021-91, Class MF	1.000%	05/20/51	231,024	171,353
				12,169,601
Agency MBS CMO Derivatives — 1.5%
GNMA, Series 2022-31, Class MS (-2.5* SOFR30A + 900) (a)	0.000%	02/20/52	704,552	527,056

Agency MBS Passthrough — 0.7%
FNMA, Pool #MA0633	5.000%	01/01/41	256,786	252,384

Auto Loan — 0.3%
Research-Driven Pagaya Motor Asset Trust I, Series 2024-3A, Class C (b)	6.460%	03/25/33	125,000	124,933

CRE/CLO — 3.4%
BXMT Ltd., Series 2020-FL3, Class A (1* TSFR1M + 151) (a)(b)	5.896%	11/15/37	358,553	357,577
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (a)(b)	7.246%	11/15/37	100,000	90,684
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(b)	6.446%	02/15/38	125,000	112,649
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(b)	6.762%	05/15/38	100,000	77,658

70 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.5% continued
CRE/CLO — 3.4% continued
BXMT Ltd., Series 2021-FL4, Class A (1* TSFR1M + 116) (a)(b)	5.546%	05/17/38	$385,139	$374,985
PFP III, Series 2022-9, Class AS (1* TSFR1M + 278) (a)(b)	7.180%	08/19/35	187,000	187,078
				1,200,631
Credit Cards — 1.8%
Continental Credit Card, LLC, Series 2024-A, Class A (b)	5.780%	12/15/32	350,000	351,060
Continental Credit Card, LLC, Series 2024-A, Class C (b)	6.520%	12/15/32	125,000	125,177
Genesis Sales Finance Master Trust, Series 2024-B, Class D (b)	7.040%	12/20/32	150,000	149,929
				626,166
Equipment — 0.4%
NMEF Funding, LLC, Series 2022-B, Class C (b)	8.540%	06/15/29	150,000	151,114

HECM — 3.4%
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (b)	3.750%	04/25/25	67,479	67,160
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1 (b)	4.250%	04/25/33	250,000	243,713
Cascade Funding Mortgage Trust, Series 2022-AB2, Class M3 (b)	2.000%	02/25/52	264,681	233,740
Finance of America HECM Buyout, Series 2024-HB1, Class M2 (b)	6.000%	10/01/34	250,000	246,773
RMF Proprietary Issuance Trust, Series 2021-2, Class A (b)	2.125%	09/25/61	359,373	313,834

	Coupon	Maturity	Shares / Par Value	Fair Value
HECM — 3.4% continued
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (b)	4.000%	08/25/62	$150,000	$123,633
				1,228,853
Hospitality — 0.6%
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class D (1* TSFR1M + 260)(a)(b)	7.093%	12/15/29	100,000	100,344
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E (1* TSFR1M + 315)(a)(b)	7.643%	12/15/29	100,000	100,500
				200,844
Laboratory — 1.8%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (b)	7.970%	08/13/41	100,000	98,003
Life Financial Services Trust, Series 2022-BMR2, Class A1 (1* TSFR1M + 130) (a)(b)	5.692%	05/15/39	150,000	146,625
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(b)	6.490%	05/15/39	150,000	142,125
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (b)	2.130%	10/10/42	300,000	240,349
				627,102
Multifamily — 0.6%
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class M1 (1* SOFR30A + 245) (a)(b)	7.019%	10/25/44	199,956	200,033

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 71

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.5% continued
Multifamily — 0.6% continued
MultiFamily Structured Credit Risk Notes, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(b)	6.734%	01/25/51	$22,208	$22,102
				222,135
Non-QM — 0.7%
COLT Funding, LLC, Series 2024-7, Class A1 (b)	5.538%	12/26/69	249,789	249,131

Office — 0.8%
COMM Mortgage Trust, Series 2015-3BP, Class A (b)	3.178%	02/10/35	150,000	146,759
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(b)	5.873%	10/15/43	150,000	142,312
				289,071
Second Lien — 1.9%
HTAP Trust, Series 2024-2, Class A (b)	6.500%	04/25/42	193,682	190,910
Vista Point Securitization Trust, Series 2024-CES3, Class A1 (b)	5.679%	01/25/55	100,000	100,156
Vista Point Securitization Trust, Series 2024-CES3, Class A2 (b)	5.995%	01/25/55	400,000	400,125
				691,191
Single Family Rental — 1.1%
Home Partners of America Trust, Series 2021-3, Class A (b)	2.200%	01/17/41	172,566	154,357
Progress Residential Trust, Series 2021-SFR1, Class D (b)	1.805%	04/17/38	250,000	243,043
				397,400

	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan — 0.6%
College Ave Student Loans, Series 2018-A, Class B (b)	4.750%	12/26/47	$176,057	$169,308
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (b)	2.730%	10/25/48	52,766	52,260
				221,568
Unsecured Consumer — 4.2%
ACHV ABS Trust, Series 2024-1PL, Class D (b)	7.290%	04/25/31	125,000	126,516
ACHV ABS Trust, Series 2024-3AL, Class D (b)	6.750%	12/26/31	100,000	100,505
AMCR ABS Trust, Series 2023-1, Class B (b)	8.700%	01/21/31	125,000	127,442
AMCR ABS Trust, Series 2024-A, Class A (b)	6.260%	08/18/31	187,744	188,238
Avant Loans Funding Trust, Series 2024-REV1, Class C (b)	7.060%	10/15/33	125,000	126,709
Oportun Funding, LLC, Series 2024-3, Class C (b)	6.250%	08/15/29	125,000	125,244
Oportun Funding, LLC, Series 2022-A, Class B (b)	5.250%	06/09/31	200,000	198,433
Pagaya AI Debt Selection Trust, Series 2024-1, Class C (b)	8.344%	07/15/31	101,855	103,958
Pagaya AI Debt Selection Trust, Series 2024-11, Class C (b)	5.871%	07/15/32	175,000	175,004
Pagaya AI Debt Selection Trust, Series 2024-11, Class D (b)	6.307%	07/15/32	125,000	125,026
Upgrade Receivables Trust, Series 2024-1A, Class C (b)	6.470%	01/15/31	100,000	100,544
				1,497,619

Total Securitized
(Cost $21,668,792)				$21,590,349

72 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Core Plus Bond Fund
Schedule of Investments (Continued)
December 31, 2024

	Coupon	Maturity	Shares / Par Value	Fair Value
Treasury — 15.9%
U.S. Treasury Notes	2.250%	08/15/27	200,000	190,107
U.S. Treasury Notes	1.250%	09/30/28	500,000	446,858
U.S. Treasury Notes	3.875%	11/30/29	200,000	195,509
U.S. Treasury Notes	0.625%	08/15/30	1,125,000	913,606
U.S. Treasury STRIPS	0.000%	08/15/33	100,000	66,521
U.S. Treasury STRIPS	0.000%	08/15/34	150,000	94,956
U.S. Treasury STRIPS	0.000%	02/15/36	250,000	146,746
U.S. Treasury STRIPS	0.000%	02/15/37	250,000	139,096
U.S. Treasury STRIPS	0.000%	02/15/38	250,000	131,424
U.S. Treasury STRIPS	0.000%	11/15/38	300,000	151,247
U.S. Treasury Bonds	1.125%	08/15/40	650,000	387,573
U.S. Treasury Bonds	1.375%	11/15/40	800,000	495,149
U.S. Treasury STRIPS	0.000%	08/15/41	200,000	85,943
U.S. Treasury STRIPS	0.625%	02/15/43	480,508	351,793
U.S. Treasury STRIPS	0.000%	08/15/43	150,000	58,432
U.S. Treasury Bonds	2.250%	08/15/46	750,000	484,170
U.S. Treasury Bonds	3.000%	02/15/48	1,250,000	916,939
U.S. Treasury Bonds	1.250%	05/15/50	400,000	189,634
U.S. Treasury Bonds	1.625%	11/15/50	400,000	208,562
Total Treasury
(Cost $5,986,524)				$5,654,265

	Shares	Fair Value
Registered Investment Companies — 5.2%
State Street Institutional US Government Money Market Fund - Premier Class, 4.43% (d)	1,744,298	$1,744,298
State Street Navigator Securities Lending Portfolio I, 4.16% (d)(e)	96,115	96,115
Total Registered Investment Companies
(Cost $1,840,413)		$1,840,413

Total Investment Securities — 99.8%
(Cost $36,056,855)		$35,583,162

Other Assets in Excess of Liabilities — 0.2%		81,415

Net Assets — 100.0%		$35,664,577

(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2024. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of December 31, 2024 was $11,898,254, representing 33.4% of net assets.

(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $92,071.
(d)	The rate shown is the 7-day effective yield as of December 31, 2024.
(e)	This security was purchased using cash collateral held from securities on loan.

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 73

Diamond Hill Funds
Statements of Assets & Liabilities
December 31, 2024

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Assets
Investment in unaffiliated securities, at cost	$156,924,545	$820,250,650	$93,616,661	$7,036,766,480
Investment in unaffiliated securities, at fair value*	$240,906,640	$1,147,265,101	$148,606,572	$8,875,423,063
Cash	—	—	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $—, $373,753, $—, $—, and $—)	—	—	—	—
Cash deposits with custodian for securities sold short	—	—	—	—
Receivable for investments sold	—	—	—	—
Receivable for fund shares issued	279,381	5,180,449	719	10,639,339
Receivable for dividends and interest	165,431	2,014,284	238,030	6,477,394
Tax reclaims receivable	—	—	—	—
Total Assets	241,351,452	1,154,459,834	148,845,321	8,892,539,796

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $500,942,331, $—, $—, $—, and $—)	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for fund shares redeemed	829,886	1,791,620	1,477,412	11,906,981
Payable for dividend expense on securities sold short	—	—	—	—
Payable for return of collateral received for securities on loan	12,876,361	26,592,874	578,996	252,226,955
Payable to Investment Adviser	163,403	743,168	78,420	3,790,252
Payable to Administrator	34,858	105,425	21,507	1,001,967
Accrued distribution fees	13,872	8,031	882	65,265
Other accrued expenses	900	900	900	900
Total Liabilities	13,919,280	29,242,018	2,158,117	268,992,320

Net Assets	$227,432,172	$1,125,217,816	$146,687,204	$8,623,547,476

Components of Net Assets
Paid-in capital	$135,765,945	$747,580,792	$89,721,736	$6,452,053,122
Distributable earnings (accumulated deficit)	91,666,227	377,637,024	56,965,468	2,171,494,354
Net Assets	$227,432,172	$1,125,217,816	$146,687,204	$8,623,547,476
Net Assets
Investor Shares	$61,971,909	$36,660,354	$3,998,425	$293,927,952
Class I Shares	$145,953,473	$473,096,982	$134,554,788	$5,500,285,815
Class Y Shares	$19,506,790	$615,460,480	$8,133,991	$2,829,333,709
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	2,693,502	1,441,574	239,901	9,120,644
Class I Shares	6,113,656	18,489,993	8,090,885	170,286,945
Class Y Shares	814,367	23,996,414	487,222	87,521,994
Net Asset Value, offering and redemption price per share:
Investor Shares	$23.01	$25.43	$16.67	$32.23
Class I Shares	$23.87	$25.59	$16.63	$32.30
Class Y Shares	$23.95	$25.65	$16.69	$32.33
* Includes value of securities on loan	$34,866,404	$87,426,923	$824,250	$330,159,248

See accompanying Notes to Financial Statements.

74 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund	Core Plus Bond Fund

$30,311,799	$430,928,700	$1,522,708,510	$139,520,933	$3,423,694,559	$2,076,672,291	$36,056,855
$34,235,040	$582,180,824	$2,204,590,475	$148,826,929	$3,444,603,659	$2,014,147,768	$35,583,162
—	—	—	—	232,119	30,949	—
—	—	—	373,737	—	—	—
—	—	591,542,651	—	—	—	—
—	—	7,122,624	—	48,551	18,982	—
—	856,718	2,987,697	133,929	11,530,242	5,236,988	—
4,512	169,696	3,403,042	206,469	11,495,778	9,726,088	190,890
—	—	—	145,515	—	—	—
34,239,552	583,207,238	2,809,646,489	149,686,579	3,467,910,349	2,029,160,775	35,774,052

—	—	579,264,727	—	—	—	—
—	—	—	356,674	—	7,956,650	—
952	838,837	1,281,583	2,604	1,969,338	1,115,129	—
—	—	92,489	—	—	—	—
—	1,129,465	543,603,643	7,793,574	22,551,218	14,877,875	96,115
14,779	352,293	1,315,712	78,361	980,149	503,936	11,597
3,057	80,525	242,106	13,171	469,281	257,865	1,460
83	9,583	24,882	262	10,713	964	3
900	900	900	29,527	900	900	300
19,771	2,411,603	1,125,826,042	8,274,173	25,981,599	24,713,319	109,475

$34,219,781	$580,795,635	$1,683,820,447	$141,412,406	$3,441,928,750	$2,004,447,456	$35,664,577

$29,082,456	$419,873,851	$1,092,515,397	$133,700,080	$3,433,391,334	$2,087,940,466	$36,171,626
5,137,325	160,921,784	591,305,050	7,712,326	8,537,416	(83,493,010)	(507,049)
$34,219,781	$580,795,635	$1,683,820,447	$141,412,406	$3,441,928,750	$2,004,447,456	$35,664,577

$381,918	$43,724,418	$115,912,544	$1,195,685	$55,329,126	$4,525,211	$20,668
$14,673,589	$470,437,081	$1,467,508,880	$67,472,407	$3,273,963,414	$1,727,776,383	$244,153
$19,164,274	$66,634,136	$100,399,023	$72,744,314	$112,636,210	$272,145,862	$35,399,756

29,908	1,865,791	4,441,945	70,093	5,561,184	505,665	2,098
1,154,006	19,751,961	54,079,362	3,947,425	328,955,657	193,781,664	24,799
1,505,081	2,782,097	3,675,402	4,247,921	11,301,523	30,509,437	3,593,777

$12.77	$23.43	$26.10	$17.06	$9.95	$8.95	$9.85
$12.72	$23.82	$27.14	$17.09	$9.95	$8.92	$9.85
$12.73	$23.95	$27.32	$17.12	$9.97	$8.92	$9.85
—	$22,229,166	$533,522,133	$7,602,739	$31,907,861	$59,021,591	$92,071

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 75

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2024

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Investment Income
Dividends	$3,790,042	$26,502,234	$3,014,010	$187,684,644
Income distributions from affiliated investments	—	478,757	—	—
Securities lending income	58,034	133,233	2,780	177,797
Foreign taxes withheld	(651)	—	(1,902)	—
Total Investment Income	3,847,425	27,114,224	3,014,888	187,862,441

Expenses
Investment advisory fees	1,877,651	10,685,050	966,993	44,181,410
Administration fees	401,325	1,577,273	265,514	11,604,660
Distribution and service fees — Investor	159,246	98,047	10,547	819,983
Other fees	1,692	4,259	1,576	20,046
Total Expenses	2,439,914	12,364,629	1,244,630	56,626,099
Advisory fees waived by Adviser	—	(27,768)	—	—
Net Expenses	2,439,914	12,336,861	1,244,630	56,626,099

Net Investment Income	1,407,511	14,777,363	1,770,258	131,236,342

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	42,002,058	173,258,556	19,490,418	1,132,939,717
Net realized gains from in-kind redemptions	—	33,942,468	—	11,927,744
Net realized losses on sales from affiliated investments	—	(697)	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(14,312,243)	(106,039,812)	(4,326,783)	(260,844,074)
Net change in unrealized appreciation (depreciation) on affiliated investments	—	275,160	—	—
Net Realized and Unrealized Gains on Investments	27,689,815	101,435,675	15,163,635	884,023,387

Change in Net Assets from Operations	$29,097,326	$116,213,038	$16,933,893	$1,015,259,729

See accompanying Notes to Financial Statements.

76 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2024

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Investment Income
Dividends	$688,938	$9,566,638	$32,032,211	$3,414,377
Securities lending income	28	18,850	580,432	27,815
Rebates on short sales, net of fees	—	—	27,851,173	—
Foreign taxes withheld (net of reclaims received)	—	—	(105,985)	(261,201)
Interest	—	—	6,358,777	—
Total Investment Income	688,966	9,585,488	66,716,608	3,180,991

Expenses
Investment advisory fees	159,606	3,785,994	16,182,453	871,387
Administration fees	32,499	868,401	3,023,520	143,984
Distribution and service fees — Investor	898	98,648	309,975	2,924
Other fees	1,248	2,041	4,980	40,500
Dividend expense	—	—	6,949,148	—
Total Expenses	194,251	4,755,084	26,470,076	1,058,795
Advisory fees waived by Adviser	—	—	—	—
Net Expenses	194,251	4,755,084	26,470,076	1,058,795

Net Investment Income	494,715	4,830,404	40,246,532	2,122,196

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	3,850,623	50,697,503	165,692,507	(89,643)
Net realized losses on closed short positions	—	—	(43,520,658)	—
Net realized losses on foreign currency transactions	—	—	—	(57,944)
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	(312,062)	6,294,539	92,614,814	2,699,451
Net change in unrealized appreciation (depreciation) on short positions	—	—	(80,597,112)	—
Net Realized and Unrealized Gains on Investments	3,538,561	56,992,042	134,189,551	2,551,864

Change in Net Assets from Operations	$4,033,276	$61,822,446	$174,436,083	$4,674,060

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 77

Diamond Hill Funds
Statements of Operations
For the year ended December 31, 2024 (A)

	Short Duration Securitized Bond Fund	Core Bond Fund	Core Plus Bond Fund
Investment Income
Dividends	$11,916,815	$2,258,053	$48,264
Securities lending income	105,272	87,323	—
Interest	154,101,434	94,182,000	260,393
Total Investment Income	166,123,521	96,527,376	308,657

Expenses
Investment advisory fees	8,406,819	5,287,059	24,583
Administration fees	4,034,328	2,755,905	3,087
Distribution and service fees — Investor	86,487	7,232	6
Other fees	7,914	4,859	300
Total Expenses	12,535,548	8,055,055	27,976
Advisory fees waived by Adviser	—	—	—
Net Expenses	12,535,548	8,055,055	27,976

Net Investment Income	153,587,973	88,472,321	280,681

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	6,004,209	(1,559,057)	(33,230)
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	54,381,490	(31,110,733)	(473,693)
Net Realized and Unrealized Gains (Losses) on Investments	60,385,699	(32,669,790)	(506,923)

Change in Net Assets from Operations	$213,973,672	$55,802,531	$(226,242)

(A)	Except for the Diamond Hill Core Plus Bond Fund, which represents the period from the commencement of operations (October 15, 2024) through December 31, 2024.

See accompanying Notes to Financial Statements.

78 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
From Operations
Net investment income	$1,407,511	$3,125,370	$14,777,363	$20,315,588
Net realized gains on investment transactions	42,002,058	68,890,230	207,200,327	100,745,938
Net change in unrealized appreciation (depreciation) on investments	(14,312,243)	(16,670,042)	(105,764,652)	50,432,415
Change in Net Assets from Operations	29,097,326	55,345,558	116,213,038	171,493,941

Distributions to Shareholders
Investor	(9,111,959)	(17,793,658)	(2,691,574)	(436,019)
Class I	(21,308,549)	(38,439,736)	(36,539,410)	(15,004,237)
Class Y	(2,828,344)	(4,457,136)	(46,799,300)	(17,087,711)
Change in Net Assets from Distributions to Shareholders	(33,248,852)	(60,690,530)	(86,030,284)	(32,527,967)
Change in Net Assets from Capital Transactions	703,719	(49,656,523)	(522,647,037)	(423,601,312)

Total Change in Net Assets	(3,447,807)	(55,001,495)	(492,464,283)	(284,635,338)

Net Assets:
Beginning of year	230,879,979	285,881,474	1,617,682,099	1,902,317,437
End of year	$227,432,172	$230,879,979	$1,125,217,816	$1,617,682,099

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 79

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
Capital Transactions
Investor
Proceeds from shares sold	$8,330,431	$15,800,455	$1,481,597	$10,147,371
Reinvested distributions	8,386,067	16,389,099	2,576,216	415,784
Payments for shares redeemed	(16,031,148)	(46,867,970)	(12,019,780)	(144,105,451)
Change in Net Assets from Investor Share Transactions	685,350	(14,678,416)	(7,961,967)	(133,542,296)
Class I
Proceeds from shares sold	22,644,726	30,049,152	35,195,691	69,907,016
Reinvested distributions	19,393,644	35,138,450	26,282,937	11,390,598
Payments for shares redeemed	(43,642,301)	(100,706,565)	(366,489,088)	(201,856,543)
Change in Net Assets from Class I Share Transactions	(1,603,931)	(35,518,963)	(305,010,460)	(120,558,929)
Class Y
Proceeds from shares sold	3,500,001	1,467,274	98,905,584	230,283,137
Reinvested distributions	2,663,658	4,457,136	46,272,988	16,347,339
Payments for shares redeemed	(4,541,359)	(5,383,554)	(354,853,182)	(416,130,563)
Change in Net Assets from Class Y Share Transactions	1,622,300	540,856	(209,674,610)	(169,500,087)
Change in Net Assets from Capital Transactions	$703,719	$(49,656,523)	$(522,647,037)	$(423,601,312)

See accompanying Notes to Financial Statements.

80 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
Share Transactions:
Investor
Issued	340,247	581,740	56,433	420,432
Reinvested	340,672	681,757	96,394	16,357
Redeemed	(647,876)	(1,780,754)	(457,714)	(5,808,766)
Change in Shares Outstanding	33,043	(517,257)	(304,887)	(5,371,977)
Class I
Issued	891,096	1,090,792	1,343,708	2,866,071
Reinvested	759,847	1,413,534	977,485	442,987
Redeemed	(1,700,250)	(3,651,567)	(13,587,193)	(8,462,203)
Change in Shares Outstanding	(49,307)	(1,147,241)	(11,266,000)	(5,153,145)
Class Y
Issued	131,135	53,095	3,708,212	9,299,644
Reinvested	104,055	178,631	1,716,333	633,849
Redeemed	(177,645)	(197,825)	(13,337,814)	(17,600,745)
Change in Shares Outstanding	57,545	33,901	(7,913,269)	(7,667,252)
Change in Total Shares Outstanding	41,281	(1,630,597)	(19,484,156)	(18,192,374)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 81

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
From Operations
Net investment income	$1,770,258	$1,436,647	$131,236,342	$122,591,297
Net realized gains on investment transactions	19,490,418	9,916,702	1,144,867,461	308,005,815
Net change in unrealized appreciation (depreciation) on investments	(4,326,783)	2,833,924	(260,844,074)	630,472,471
Change in Net Assets from Operations	16,933,893	14,187,273	1,015,259,729	1,061,069,583

Distributions to Shareholders
Investor	(334,463)	(98,589)	(28,852,919)	(10,067,995)
Class I	(11,733,887)	(4,608,435)	(548,339,563)	(193,440,234)
Class Y	(701,120)	(257,199)	(281,059,767)	(108,212,754)
Change in Net Assets from Distributions to Shareholders	(12,769,470)	(4,964,223)	(858,252,249)	(311,720,983)
Change in Net Assets from Capital Transactions	(19,995,534)	(33,937,687)	54,612,256	(827,413,517)

Total Change in Net Assets	(15,831,111)	(24,714,637)	211,619,736	(78,064,917)

Net Assets:
Beginning of year	162,518,315	187,232,952	8,411,927,740	8,489,992,657
End of year	$146,687,204	$162,518,315	$8,623,547,476	$8,411,927,740

See accompanying Notes to Financial Statements.

82 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
Capital Transactions
Investor
Proceeds from shares sold	$163,755	$1,029,195	$29,534,931	$74,713,186
Reinvested distributions	322,866	93,772	23,754,622	8,454,785
Payments for shares redeemed	(1,018,107)	(20,716,969)	(100,078,949)	(589,822,438)
Change in Net Assets from Investor Share Transactions	(531,486)	(19,594,002)	(46,789,396)	(506,654,467)
Class I
Proceeds from shares sold	13,221,842	25,681,855	992,185,693	758,842,787
Reinvested distributions	11,552,594	4,476,580	457,854,992	162,911,099
Payments for shares redeemed	(43,916,397)	(39,774,953)	(1,262,357,692)	(1,576,289,792)
Change in Net Assets from Class I Share Transactions	(19,141,961)	(9,616,518)	187,682,993	(654,535,906)
Class Y
Proceeds from shares sold	1,505,262	1,257,118	376,363,202	646,662,800
Reinvested distributions	701,120	256,745	262,559,659	99,542,199
Payments for shares redeemed	(2,528,469)	(6,241,030)	(725,204,202)	(412,428,143)
Change in Net Assets from Class Y Share Transactions	(322,087)	(4,727,167)	(86,281,341)	333,776,856
Change in Net Assets from Capital Transactions	$(19,995,534)	$(33,937,687)	$54,612,256	$(827,413,517)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 83

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
Share Transactions:
Investor
Issued	9,205	65,994	866,162	2,540,886
Reinvested	18,502	5,734	711,511	266,805
Redeemed	(58,748)	(1,361,985)	(2,914,863)	(19,262,388)
Change in Shares Outstanding	(31,041)	(1,290,257)	(1,337,190)	(16,454,697)
Class I
Issued	742,399	1,692,539	29,024,228	25,373,487
Reinvested	662,590	272,193	13,662,760	5,104,258
Redeemed	(2,485,818)	(2,592,945)	(36,833,667)	(52,572,453)
Change in Shares Outstanding	(1,080,829)	(628,213)	5,853,321	(22,094,708)
Class Y
Issued	85,294	80,145	10,998,328	21,170,495
Reinvested	40,079	15,543	7,825,617	3,114,246
Redeemed	(142,193)	(403,347)	(20,924,053)	(13,694,916)
Change in Shares Outstanding	(16,820)	(307,659)	(2,100,108)	10,589,825
Change in Total Shares Outstanding	(1,128,690)	(2,226,129)	2,416,023	(27,959,580)

See accompanying Notes to Financial Statements.

84 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
From Operations
Net investment income	$494,715	$384,679	$4,830,404	$2,207,498
Net realized gains (losses) on investment transactions	3,850,623	(225,458)	50,697,503	3,416,850
Net change in unrealized appreciation (depreciation) on investments	(312,062)	3,980,986	6,294,539	99,562,501
Change in Net Assets from Operations	4,033,276	4,140,207	61,822,446	105,186,849

Distributions to Shareholders
Investor	(23,844)	(3,176)	(2,780,514)	(88,231)
Class I	(962,772)	(141,837)	(30,303,954)	(2,113,285)
Class Y	(1,265,759)	(239,374)	(4,318,216)	(298,772)
Change in Net Assets from Distributions to Shareholders	(2,252,375)	(384,387)	(37,402,684)	(2,500,288)
Change in Net Assets from Capital Transactions	4,802,352	733,474	86,704,351	43,034,594

Total Change in Net Assets	6,583,253	4,489,294	111,124,113	145,721,155

Net Assets:
Beginning of year	27,636,528	23,147,234	469,671,522	323,950,367
End of year	$34,219,781	$27,636,528	$580,795,635	$469,671,522

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 85

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
Capital Transactions
Investor
Proceeds from shares sold	$52,740	$251,746	$17,649,126	$4,950,053
Reinvested distributions	23,844	3,176	2,555,775	80,577
Payments for shares redeemed	(8,568)	(13,671)	(9,735,762)	(9,365,608)
Change in Net Assets from Investor Share Transactions	68,016	241,251	10,469,139	(4,334,978)
Class I
Proceeds from shares sold	3,476,796	1,533,948	160,455,644	141,814,001
Reinvested distributions	961,290	141,837	28,051,464	1,979,277
Payments for shares redeemed	(1,088,554)	(1,610,701)	(128,457,731)	(73,692,896)
Change in Net Assets from Class I Share Transactions	3,349,532	65,084	60,049,377	70,100,382
Class Y
Proceeds from shares sold	1,010,694	1,603,184	26,280,363	5,442,044
Reinvested distributions	1,265,759	239,374	4,255,497	266,191
Payments for shares redeemed	(891,649)	(1,415,419)	(14,350,025)	(28,439,045)
Change in Net Assets from Class Y Share Transactions	1,384,804	427,139	16,185,835	(22,730,810)
Change in Net Assets from Capital Transactions	$4,802,352	$733,474	$86,704,351	$43,034,594

See accompanying Notes to Financial Statements.

86 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
Share Transactions:
Investor
Issued	4,004	23,389	728,255	250,852
Reinvested	1,819	265	104,832	3,622
Redeemed	(612)	(1,215)	(405,501)	(507,929)
Change in Shares Outstanding	5,211	22,439	427,586	(253,455)
Class I
Issued	269,003	147,388	6,542,849	7,202,460
Reinvested	73,588	11,899	1,132,001	87,580
Redeemed	(83,260)	(150,883)	(5,262,191)	(3,729,114)
Change in Shares Outstanding	259,331	8,404	2,412,659	3,560,926
Class Y
Issued	76,774	155,371	1,029,628	271,180
Reinvested	96,745	20,048	170,632	11,716
Redeemed	(72,167)	(134,407)	(584,602)	(1,405,374)
Change in Shares Outstanding	101,352	41,012	615,658	(1,122,478)
Change in Total Shares Outstanding	365,894	71,855	3,455,903	2,184,993

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 87

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
From Operations
Net investment income	$40,246,532	$38,154,001	$2,122,196	$1,183,998
Net realized gains (losses) on investment transactions	165,692,507	39,007,147	(89,643)	(5,533)
Net realized gains (losses) on closed short positions	(43,520,658)	13,002,068	—	—
Net realized losses on foreign currency transactions	—	—	(57,944)	(10,983)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	92,614,814	161,159,820	2,699,451	11,027,004
Net change in unrealized appreciation (depreciation) on short positions	(80,597,112)	(49,433,192)	—	—
Change in Net Assets from Operations	174,436,083	201,889,844	4,674,060	12,194,486

Distributions to Shareholders
Investor	(10,412,201)	(4,845,636)	(14,833)	(7,467)
Class I	(133,429,735)	(63,395,852)	(1,029,452)	(466,186)
Class Y	(9,155,159)	(2,498,805)	(1,186,193)	(714,717)
Change in Net Assets from Distributions to Shareholders	(152,997,095)	(70,740,293)	(2,230,478)	(1,188,370)
Change in Net Assets from Capital Transactions	(63,092,181)	(158,132,898)	29,740,441	46,623,232

Total Change in Net Assets	(41,653,193)	(26,983,347)	32,184,023	57,629,348

Net Assets:
Beginning of year	1,725,473,640	1,752,456,987	109,228,383	51,599,035
End of year	$1,683,820,447	$1,725,473,640	$141,412,406	$109,228,383

See accompanying Notes to Financial Statements.

88 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
Capital Transactions
Investor
Proceeds from shares sold	$7,945,007	$6,005,940	$630,261	$745,059
Reinvested distributions	9,442,292	4,387,393	14,833	7,467
Payments for shares redeemed	(25,868,643)	(23,441,648)	(488,795)	(60,376)
Change in Net Assets from Investor Share Transactions	(8,481,344)	(13,048,315)	156,299	692,150
Class I
Proceeds from shares sold	223,890,513	218,073,690	27,393,493	30,692,403
Reinvested distributions	111,573,196	53,076,217	1,017,806	465,994
Payments for shares redeemed	(435,167,094)	(448,196,872)	(5,712,768)	(2,221,609)
Change in Net Assets from Class I Share Transactions	(99,703,385)	(177,046,965)	22,698,531	28,936,788
Class Y
Proceeds from shares sold	54,256,611	46,340,274	7,134,373	17,143,392
Reinvested distributions	6,004,471	836,880	1,042,265	669,646
Payments for shares redeemed	(15,168,534)	(15,214,772)	(1,291,027)	(818,744)
Change in Net Assets from Class Y Share Transactions	45,092,548	31,962,382	6,885,611	16,994,294
Change in Net Assets from Capital Transactions	$(63,092,181)	$(158,132,898)	$29,740,441	$46,623,232

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 89

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
Share Transactions:
Investor
Issued	284,383	237,790	35,604	46,021
Reinvested	354,064	168,082	870	448
Redeemed	(923,358)	(934,396)	(27,648)	(3,882)
Change in Shares Outstanding	(284,911)	(528,524)	8,826	42,587
Class I
Issued	7,766,697	8,349,639	1,594,796	1,976,432
Reinvested	4,019,946	1,961,101	59,556	27,887
Redeemed	(15,012,176)	(17,281,093)	(321,578)	(140,673)
Change in Shares Outstanding	(3,225,533)	(6,970,353)	1,332,774	1,863,646
Class Y
Issued	1,804,215	1,872,063	400,800	1,031,707
Reinvested	214,858	30,719	60,880	40,003
Redeemed	(524,332)	(584,241)	(71,977)	(52,688)
Change in Shares Outstanding	1,494,741	1,318,541	389,703	1,019,022
Change in Total Shares Outstanding	(2,015,703)	(6,180,336)	1,731,303	2,925,255

See accompanying Notes to Financial Statements.

90 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
From Operations
Net investment income	$153,587,973	$78,046,665	$88,472,321	$45,922,513
Net realized gains (losses) on investment transactions	6,004,209	(6,276,306)	(1,559,057)	(3,635,873)
Net change in unrealized appreciation (depreciation) on investments	54,381,490	47,754,284	(31,110,733)	29,247,584
Change in Net Assets from Operations	213,973,672	119,524,643	55,802,531	71,534,224

Distributions to Shareholders
Investor	(2,147,451)	(1,656,586)	(138,770)	(123,284)
Class I	(149,016,161)	(74,008,010)	(78,520,871)	(41,394,498)
Class Y	(3,525,694)	(3,517,623)	(10,569,401)	(4,991,535)
Change in Net Assets from Distributions to Shareholders	(154,689,306)	(79,182,219)	(89,229,042)	(46,509,317)
Change in Net Assets from Capital Transactions	1,768,301,851	425,763,101	518,739,597	905,233,983

Total Change in Net Assets	1,827,586,217	466,105,525	485,313,086	930,258,890

Net Assets:
Beginning of year	1,614,342,533	1,148,237,008	1,519,134,370	588,875,480
End of year	$3,441,928,750	$1,614,342,533	$2,004,447,456	$1,519,134,370

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 91

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2023
Capital Transactions
Investor
Proceeds from shares sold	$44,874,803	$31,768,363	$3,178,224	$2,876,561
Reinvested distributions	2,021,758	1,563,714	131,071	118,172
Payments for shares redeemed	(17,614,509)	(38,298,712)	(588,945)	(4,659,423)
Change in Net Assets from Investor Share Transactions	29,282,052	(4,966,635)	2,720,350	(1,664,690)
Class I
Proceeds from shares sold	2,118,386,882	974,421,830	779,019,464	966,581,977
Reinvested distributions	118,762,693	59,052,013	70,417,733	36,970,537
Payments for shares redeemed	(561,622,688)	(584,410,542)	(460,809,354)	(182,107,153)
Change in Net Assets from Class I Share Transactions	1,675,526,887	449,063,301	388,627,843	821,445,361
Class Y
Proceeds from shares sold	84,442,769	8,530,952	173,672,300	103,878,334
Reinvested distributions	2,804,531	3,449,501	6,851,049	3,811,616
Payments for shares redeemed	(23,754,388)	(30,314,018)	(53,131,945)	(22,236,638)
Change in Net Assets from Class Y Share Transactions	63,492,912	(18,333,565)	127,391,404	85,453,312
Change in Net Assets from Capital Transactions	$1,768,301,851	$425,763,101	$518,739,597	$905,233,983
Share Transactions:
Investor
Issued	4,533,557	3,323,630	346,583	320,462
Reinvested	205,196	164,271	14,484	13,238
Redeemed	(1,785,662)	(3,996,825)	(65,394)	(524,220)
Change in Shares Outstanding	2,953,091	(508,924)	295,673	(190,520)
Class I
Issued	214,663,496	102,154,114	86,251,140	108,373,751
Reinvested	12,054,217	6,198,938	7,832,870	4,168,350
Redeemed	(56,853,042)	(61,227,102)	(51,336,282)	(20,640,333)
Change in Shares Outstanding	169,864,671	47,125,950	42,747,728	91,901,768
Class Y
Issued	8,471,795	893,797	19,289,792	11,734,769
Reinvested	284,553	362,271	761,153	429,270
Redeemed	(2,408,582)	(3,173,574)	(5,849,870)	(2,472,106)
Change in Shares Outstanding	6,347,766	(1,917,506)	14,201,075	9,691,933
Change in Total Shares Outstanding	179,165,528	44,699,520	57,244,476	101,403,181

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

Core Plus Bond Fund
For the period ended December 31, 2024 (A)
From Operations
Net investment income	$280,681
Net realized losses on investment transactions	(33,230)
Net change in unrealized appreciation (depreciation) on investments	(473,693)
Change in Net Assets from Operations	(226,242)

Distributions to Shareholders
Investor	(118)
Class I	(965)
Class Y	(280,351)
Change in Net Assets from Distributions to Shareholders	(281,434)
Change in Net Assets from Capital Transactions	36,172,253

Total Change in Net Assets	35,664,577

Net Assets:
Beginning of period	—
End of period	$35,664,577

Capital Transactions
Investor
Proceeds from shares sold	$20,819
Reinvested distributions	118
Payments for shares redeemed	—
Change in Net Assets from Investor Share Transactions	20,937
Class I
Proceeds from shares sold	245,000
Reinvested distributions	965
Payments for shares redeemed	—
Change in Net Assets from Class I Share Transactions	245,965
Class Y
Proceeds from shares sold	35,625,000
Reinvested distributions	280,351
Payments for shares redeemed	—
Change in Net Assets from Class Y Share Transactions	35,905,351
Change in Net Assets from Capital Transactions	$36,172,253

(A)	Represents the period from the commencement of operations (October 15, 2024) through December 31, 2024.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 93

Diamond Hill Funds
Statements of Changes in Net Assets

Core Plus Bond Fund
For the period ended December 31, 2024 (A)
Share Transactions:
Investor
Issued	2,086
Reinvested	12
Redeemed	—
Change in Shares Outstanding	2,098
Class I
Issued	24,701
Reinvested	98
Redeemed	—
Change in Shares Outstanding	24,799
Class Y
Issued	3,565,513
Reinvested	28,264
Redeemed	—
Change in Shares Outstanding	3,593,777
Change in Total Shares Outstanding	3,620,674

(A)	Represents the period from the commencement of operations (October 15, 2024) through December 31, 2024.

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 95

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2024	$23.55	0.09	3.07	3.16	(1.18)
For the year ended December 31, 2023	$25.06	0.24	5.49	5.73	(0.63)
For the year ended December 31, 2022	$34.73	0.11	(5.23)	(5.12)	(0.15)
For the year ended December 31, 2021	$30.96	0.07	9.75	9.82	(0.07)
For the year ended December 31, 2020	$31.23	0.01	(0.18)	(0.17)	(0.10)

Class I
For the year ended December 31, 2024	$24.30	0.17	3.17	3.34	(1.25)
For the year ended December 31, 2023	$25.67	0.33	5.61	5.94	(0.70)
For the year ended December 31, 2022	$35.44	0.18	(5.31)	(5.13)	(0.24)
For the year ended December 31, 2021	$31.49	0.19	9.92	10.11	(0.18)
For the year ended December 31, 2020	$31.77	0.09	(0.18)	(0.09)	(0.19)

Class Y
For the year ended December 31, 2024	$24.38	0.20	3.17	3.37	(1.28)
For the year ended December 31, 2023	$25.72	0.36	5.65	6.01	(0.74)
For the year ended December 31, 2022	$35.49	0.22	(5.32)	(5.10)	(0.27)
For the year ended December 31, 2021	$31.52	0.22	9.95	10.17	(0.22)
For the year ended December 31, 2020	$31.80	0.12	(0.17)	(0.05)	(0.23)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

96 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(2.52)	(3.70)	$23.01	12.88%	$61,972	1.26%	0.38%	43%
(6.61)	(7.24)	$23.55	22.94%	$62,642	1.26%	0.88%	41%
(4.40)	(4.55)	$25.06	(15.02)%	$79,634	1.26%	0.34%	37	%(D)
(5.98)	(6.05)	$34.73	32.45%	$123,975	1.26%	0.20%	20%
—	(0.10)	$30.96	(0.55)%	$117,491	1.26%	0.05%	34%

(2.52)	(3.77)	$23.87	13.22%	$145,953	0.97%	0.67%	43%
(6.61)	(7.31)	$24.30	23.22%	$149,790	0.97%	1.19%	41%
(4.40)	(4.64)	$25.67	(14.77)%	$187,656	0.97%	0.57%	37	%(D)
(5.98)	(6.16)	$35.44	32.83%	$391,856	0.97%	0.52%	20%
—	(0.19)	$31.49	(0.28)%	$350,375	0.97%	0.33%	34%

(2.52)	(3.80)	$23.95	13.31%	$19,507	0.85%	0.78%	43%
(6.61)	(7.35)	$24.38	23.47%	$18,448	0.85%	1.29%	41%
(4.40)	(4.67)	$25.72	(14.64)%	$18,592	0.85%	0.69%	37	%(D)
(5.98)	(6.20)	$35.49	32.98%	$52,704	0.85%	0.59%	20%
—	(0.23)	$31.52	(0.17)%	$56,417	0.85%	0.46%	34%

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 97

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2024	$25.35	0.18	1.87	2.05	(0.25)
For the year ended December 31, 2023	$23.04	0.15	2.42	2.57	(0.07)
For the year ended December 31, 2022	$28.06	0.12	(3.99)	(3.87)	(0.12)
For the year ended December 31, 2021	$22.69	0.05	6.87	6.92	(0.05)
For the year ended December 31, 2020	$22.57	0.03	0.20	0.23	(0.10)

Class I
For the year ended December 31, 2024	$25.48	0.26	1.89	2.15	(0.32)
For the year ended December 31, 2023	$23.31	0.26	2.42	2.68	(0.32)
For the year ended December 31, 2022	$28.38	0.19	(4.04)	(3.85)	(0.19)
For the year ended December 31, 2021	$22.93	0.12	6.96	7.08	(0.13)
For the year ended December 31, 2020	$22.80	0.09	0.21	0.30	(0.16)

Class Y
For the year ended December 31, 2024	$25.55	0.30	1.88	2.18	(0.36)
For the year ended December 31, 2023	$23.37	0.29	2.43	2.72	(0.35)
For the year ended December 31, 2022	$28.45	0.23	(4.06)	(3.83)	(0.22)
For the year ended December 31, 2021	$22.99	0.16	6.96	7.12	(0.16)
For the year ended December 31, 2020	$22.84	0.12	0.22	0.34	(0.18)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2024 through 2020.

98 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(1.72)	(1.97)	$25.43	7.78%	$36,660	1.21%	1.21%	0.69%	22	%(E)
(0.19)	(0.26)	$25.35	11.12%	$44,270	1.21%	1.21%	0.63%	16	%(E)
(1.03)	(1.15)	$23.04	(13.86)%	$163,974	1.21%	1.21%	0.45%	25	%(E)
(1.50)	(1.55)	$28.06	30.78%	$208,110	1.20%	1.21%	0.18%	14%
(0.01)	(0.11)	$22.69	1.03%	$162,637	1.20%	1.21%	0.19%	31	%(E)

(1.72)	(2.04)	$25.59	8.11%	$473,097	0.92%	0.92%	0.98%	22	%(E)
(0.19)	(0.51)	$25.48	11.47%	$758,160	0.92%	0.92%	1.07%	16	%(E)
(1.03)	(1.22)	$23.31	(13.62)%	$813,600	0.92%	0.92%	0.74%	25	%(E)
(1.50)	(1.63)	$28.38	31.14%	$1,059,287	0.91%	0.92%	0.45%	14%
(0.01)	(0.17)	$22.93	1.31%	$889,148	0.91%	0.92%	0.49%	31	%(E)

(1.72)	(2.08)	$25.65	8.23%	$615,460	0.80%	0.80%	1.11%	22	%(E)
(0.19)	(0.54)	$25.55	11.62%	$815,252	0.80%	0.80%	1.21%	16	%(E)
(1.03)	(1.25)	$23.37	(13.51)%	$924,744	0.80%	0.80%	0.87%	25	%(E)
(1.50)	(1.66)	$28.45	31.24%	$1,011,010	0.79%	0.80%	0.59%	14%
(0.01)	(0.19)	$22.99	1.50%	$888,375	0.79%	0.80%	0.61%	31	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 99

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2024	$16.37	0.14	1.63	1.77
For the year ended December 31, 2023	$15.33	0.08	1.32	1.40
For the year ended December 31, 2022	$18.62	0.07	(2.60)	(2.53)
For the year ended December 31, 2021	$14.27	0.05	4.36	4.41
For the year ended December 31, 2020	$14.64	0.05	(0.34)	(0.29)

Class I
For the year ended December 31, 2024	$16.33	0.19	1.63	1.82
For the year ended December 31, 2023	$15.39	0.14	1.31	1.45
For the year ended December 31, 2022	$18.69	0.12	(2.61)	(2.49)
For the year ended December 31, 2021	$14.32	0.10	4.38	4.48
For the year ended December 31, 2020	$14.69	0.09	(0.35)	(0.26)

Class Y
For the year ended December 31, 2024	$16.39	0.21	1.64	1.85
For the year ended December 31, 2023	$15.43	0.16	1.33	1.49
For the year ended December 31, 2022	$18.74	0.14	(2.62)	(2.48)
For the year ended December 31, 2021	$14.36	0.11	4.40	4.51
For the year ended December 31, 2020	$14.73	0.10	(0.35)	(0.25)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

100 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.15)	(1.32)	(1.47)	$16.67	10.50%	$3,998	1.06%	0.81%	19%
(0.04)	(0.32)	(0.36)	$16.37	9.14%	$4,435	1.06%	0.48%	22%
(0.10)	(0.66)	(0.76)	$15.33	(13.66)%	$23,932	1.06%	0.46%	19	%(D)
(0.06)	—	(0.06)	$18.62	30.87%	$33,006	1.06%	0.30%	12%
(0.06)	(0.02)	(0.08)	$14.27	(2.01)%	$33,178	1.06%	0.41%	52%

(0.20)	(1.32)	(1.52)	$16.63	10.83%	$134,555	0.77%	1.10%	19%
(0.19)	(0.32)	(0.51)	$16.33	9.44%	$149,820	0.77%	0.90%	22%
(0.15)	(0.66)	(0.81)	$15.39	(13.39)%	$150,772	0.77%	0.75%	19	%(D)
(0.11)	—	(0.11)	$18.69	31.29%	$229,696	0.77%	0.60%	12%
(0.09)	(0.02)	(0.11)	$14.32	(1.76)%	$194,354	0.77%	0.71%	52%

(0.23)	(1.32)	(1.55)	$16.69	10.93%	$8,134	0.65%	1.21%	19%
(0.21)	(0.32)	(0.53)	$16.39	9.65%	$8,263	0.65%	0.99%	22%
(0.17)	(0.66)	(0.83)	$15.43	(13.31)%	$12,528	0.65%	0.86%	19	%(D)
(0.13)	—	(0.13)	$18.74	31.41%	$23,739	0.65%	0.69%	12%
(0.10)	(0.02)	(0.12)	$14.36	(1.66)%	$23,248	0.65%	0.82%	52%

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 101

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2024	$31.72	0.40	3.44	3.84
For the year ended December 31, 2023	$28.86	0.35	3.49	3.84
For the year ended December 31, 2022	$35.50	0.28	(5.09)	(4.81)
For the year ended December 31, 2021	$30.42	0.23	7.43	7.66
For the year ended December 31, 2020	$28.86	0.28	2.19	2.47

Class I
For the year ended December 31, 2024	$31.80	0.51	3.43	3.94
For the year ended December 31, 2023	$29.04	0.44	3.52	3.96
For the year ended December 31, 2022	$35.69	0.37	(5.10)	(4.73)
For the year ended December 31, 2021	$30.57	0.34	7.46	7.80
For the year ended December 31, 2020	$29.05	0.36	2.22	2.58

Class Y
For the year ended December 31, 2024	$31.82	0.55	3.44	3.99
For the year ended December 31, 2023	$29.06	0.48	3.52	4.00
For the year ended December 31, 2022	$35.72	0.41	(5.10)	(4.69)
For the year ended December 31, 2021	$30.59	0.38	7.47	7.85
For the year ended December 31, 2020	$29.07	0.40	2.21	2.61

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

102 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000,000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.38)	(2.95)	(3.33)	$32.23	11.83%	$294	0.96%	1.16%	36	%(D)
(0.24)	(0.74)	(0.98)	$31.72	13.31%	$332	0.96%	1.16%	22%
(0.33)	(1.50)	(1.83)	$28.86	(13.66)%	$777	0.96%	0.87%	38	%(D)
(0.21)	(2.37)	(2.58)	$35.50	25.42%	$987	0.96%	0.68%	22	%(D)
(0.18)	(0.73)	(0.91)	$30.42	8.65%	$763	0.96%	1.04%	33%

(0.49)	(2.95)	(3.44)	$32.30	12.11%	$5,500	0.67%	1.46%	36	%(D)
(0.46)	(0.74)	(1.20)	$31.80	13.66%	$5,228	0.67%	1.47%	22%
(0.42)	(1.50)	(1.92)	$29.04	(13.38)%	$5,417	0.67%	1.16%	38	%(D)
(0.31)	(2.37)	(2.68)	$35.69	25.75%	$8,168	0.67%	0.97%	22	%(D)
(0.33)	(0.73)	(1.06)	$30.57	8.97%	$5,140	0.67%	1.33%	33%

(0.53)	(2.95)	(3.48)	$32.33	12.26%	$2,829	0.55%	1.57%	36	%(D)
(0.50)	(0.74)	(1.24)	$31.82	13.78%	$2,852	0.55%	1.60%	22%
(0.47)	(1.50)	(1.97)	$29.06	(13.27)%	$2,296	0.55%	1.28%	38	%(D)
(0.35)	(2.37)	(2.72)	$35.72	25.89%	$3,205	0.55%	1.09%	22	%(D)
(0.36)	(0.73)	(1.09)	$30.59	9.07%	$2,340	0.55%	1.45%	33%

(D)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 103

Large Cap Concentrated Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Concentrated Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2024	$11.94	0.16	1.51	1.67
For the year ended December 31, 2023	$10.33	0.13	1.61	1.74
For the year ended December 31, 2022	$11.90	0.10	(1.64)	(1.54)
For the period ended December 31, 2021	$10.00	0.05	2.00	2.05

Class I
For the year ended December 31, 2024	$11.89	0.20	1.51	1.71
For the year ended December 31, 2023	$10.28	0.16	1.61	1.77
For the year ended December 31, 2022	$11.92	0.14	(1.66)	(1.52)
For the period ended December 31, 2021	$10.00	0.07	2.02	2.09

Class Y
For the year ended December 31, 2024	$11.90	0.21	1.51	1.72
For the year ended December 31, 2023	$10.29	0.17	1.61	1.78
For the year ended December 31, 2022	$11.92	0.14	(1.64)	(1.50)
For the period ended December 31, 2021	$10.00	0.09	2.01	2.10

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

104 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.14)	(0.70)	(0.84)	$12.77	13.87%		$382	0.96%		1.19%		40%
(0.13)	—	(0.13)	$11.94	16.84%		$295	0.97%		1.21%		34%
(0.03)	—	(0.03)	$10.33	(12.93)%		$23	0.97%		0.96%		41%
(0.05)	(0.10)	(0.15)	$11.90	20.53	%(D)	$33	0.96	%(E)	0.56	%(E)	18	%(D)

(0.18)	(0.70)	(0.88)	$12.72	14.24%		$14,674	0.67%		1.49%		40%
(0.16)	—	(0.16)	$11.89	17.21%		$10,635	0.68%		1.45%		34%
(0.12)	—	(0.12)	$10.28	(12.75)%		$9,107	0.68%		1.38%		41%
(0.07)	(0.10)	(0.17)	$11.92	20.92	%(D)	$2,015	0.67	%(E)	0.77	%(E)	18	%(D)

(0.19)	(0.70)	(0.89)	$12.73	14.34%		$19,164	0.55%		1.60%		40%
(0.17)	—	(0.17)	$11.90	17.32%		$16,706	0.56%		1.57%		34%
(0.13)	—	(0.13)	$10.29	(12.62)%		$14,017	0.56%		1.32%		41%
(0.08)	(0.10)	(0.18)	$11.92	20.98	%(D)	$15,898	0.55	%(E)	1.00	%(E)	18	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 105

Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2024	$22.11	0.14	2.74	2.88
For the year ended December 31, 2023	$17.03	0.05	5.09	5.14
For the year ended December 31, 2022	$21.44	(0.02)	(3.70)	(3.72)
For the year ended December 31, 2021	$18.43	0.10	5.85	5.95
For the year ended December 31, 2020	$16.17	0.05	2.26	2.31

Class I
For the year ended December 31, 2024	$22.44	0.22	2.78	3.00
For the year ended December 31, 2023	$17.28	0.11	5.17	5.28
For the year ended December 31, 2022	$21.73	0.04	(3.76)	(3.72)
For the year ended December 31, 2021	$18.60	0.14	5.96	6.10
For the year ended December 31, 2020	$16.32	0.09	2.29	2.38

Class Y
For the year ended December 31, 2024	$22.55	0.25	2.80	3.05
For the year ended December 31, 2023	$17.36	0.12	5.20	5.32
For the year ended December 31, 2022	$21.82	0.05	(3.76)	(3.71)
For the year ended December 31, 2021	$18.66	0.14	6.01	6.15
For the year ended December 31, 2020	$16.37	0.11	2.30	2.41

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

106 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(C)

(0.14)	(1.42)	(1.56)	$23.43	12.79%	$43,724	1.16%	0.61%	44%
(0.05)	(0.01)	(0.06)	$22.11	30.19%	$31,797	1.16%	0.26%	60%
—	(0.69)	(0.69)	$17.03	(17.44)%	$28,808	1.16%	(0.09)%	78	%(D)
(0.17)	(2.77)	(2.94)	$21.44	32.91%	$31,064	1.16%	0.44%	55%
(0.05)	—	(0.05)	$18.43	14.30%	$10,207	1.16%	0.33%	76%

(0.20)	(1.42)	(1.62)	$23.82	13.13%	$470,437	0.87%	0.90%	44%
(0.11)	(0.01)	(0.12)	$22.44	30.56%	$389,017	0.87%	0.59%	60%
(0.04)	(0.69)	(0.73)	$17.28	(17.20)%	$238,051	0.87%	0.21%	78	%(D)
(0.20)	(2.77)	(2.97)	$21.73	33.39%	$232,051	0.87%	0.61%	55%
(0.10)	—	(0.10)	$18.60	14.57%	$171,263	0.87%	0.62%	76%

(0.23)	(1.42)	(1.65)	$23.95	13.28%	$66,634	0.75%	1.02%	44%
(0.12)	(0.01)	(0.13)	$22.55	30.69%	$48,858	0.75%	0.66%	60%
(0.06)	(0.69)	(0.75)	$17.36	(17.10)%	$57,091	0.75%	0.27%	78	%(D)
(0.22)	(2.77)	(2.99)	$21.82	33.55%	$120,283	0.75%	0.64%	55%
(0.12)	—	(0.12)	$18.66	14.70%	$141,244	0.75%	0.74%	76%

(D)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 107

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2024	$25.99	0.55	2.04	2.59	(0.58)
For the year ended December 31, 2023	$24.12	0.47	2.44	2.91	(0.53)
For the year ended December 31, 2022	$27.76	0.08	(2.50)	(2.42)	(0.09)
For the year ended December 31, 2021	$25.89	(0.11)	4.98	4.87	—
For the year ended December 31, 2020	$26.29	0.02	(0.17)	(0.15)	(0.05)

Class I
For the year ended December 31, 2024	$26.93	0.66	2.11	2.77	(0.66)
For the year ended December 31, 2023	$24.96	0.57	2.52	3.09	(0.61)
For the year ended December 31, 2022	$28.68	0.17	(2.59)	(2.42)	(0.17)
For the year ended December 31, 2021	$26.58	(0.03)	5.13	5.10	—
For the year ended December 31, 2020	$26.98	0.09	(0.17)	(0.08)	(0.12)

Class Y
For the year ended December 31, 2024	$27.10	0.69	2.13	2.82	(0.70)
For the year ended December 31, 2023	$25.11	0.61	2.53	3.14	(0.64)
For the year ended December 31, 2022	$28.85	0.19	(2.60)	(2.41)	(0.20)
For the year ended December 31, 2021	$26.69	0.02	5.14	5.16	—
For the year ended December 31, 2020	$27.10	0.14	(0.20)	(0.06)	(0.15)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.36% for Investor, 1.07% for Class I, and 0.95% for Class Y for the year ended December 31, 2024.

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated for the years ended December 31, 2022 through 2020.

108 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000,000’s)	Ratio of total net expenses to average net assets(C)	Ratio of total gross expenses to average net assets(D)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(E)(F)

(1.90)	(2.48)	$26.10	9.94%	$116	1.75%	1.75%	1.96%	46%
(0.51)	(1.04)	$25.99	12.12%	$123	1.78%	1.78%	1.89%	41%
(1.13)	(1.22)	$24.12	(8.74)%	$127	1.78%	1.78%	0.30%	61%
(3.00)	(3.00)	$27.76	19.03%	$168	1.92%	1.93%	(0.38)%	33%
(0.20)	(0.25)	$25.89	(0.55)%	$162	1.81%	1.82%	0.09%	65%

(1.90)	(2.56)	$27.14	10.26%	$1,468	1.46%	1.46%	2.26%	46%
(0.51)	(1.12)	$26.93	12.40%	$1,544	1.49%	1.49%	2.18%	41%
(1.13)	(1.30)	$24.96	(8.45)%	$1,604	1.49%	1.49%	0.61%	61%
(3.00)	(3.00)	$28.68	19.40%	$1,792	1.63%	1.64%	(0.08)%	33%
(0.20)	(0.32)	$26.58	(0.27)%	$1,794	1.52%	1.53%	0.39%	65%

(1.90)	(2.60)	$27.32	10.38%	$100	1.34%	1.34%	2.34%	46%
(0.51)	(1.15)	$27.10	12.55%	$59	1.37%	1.37%	2.34%	41%
(1.13)	(1.33)	$25.11	(8.36)%	$22	1.37%	1.37%	0.68%	61%
(3.00)	(3.00)	$28.85	19.55%	$37	1.51%	1.52%	0.08%	33%
(0.20)	(0.35)	$26.69	(0.19)%	$75	1.40%	1.41%	0.57%	65%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)

The portfolio turnover rate for 2024, 2023, 2022, 2021 and 2020 would have been 34%, 40%, 46%, 30% and 47%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 109

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2024	$16.68	0.22	0.37	0.59
For the year ended December 31, 2023	$14.28	0.21	2.34	2.55
For the year ended December 31, 2022	$16.76	0.17	(2.49)	(2.32)
For the year ended December 31, 2021	$15.48	0.38	1.52	1.90
For the year ended December 31, 2020	$14.67	0.05	0.90	0.95

Class I
For the year ended December 31, 2024	$16.70	0.27	0.38	0.65
For the year ended December 31, 2023	$14.29	0.26	2.33	2.59
For the year ended December 31, 2022	$16.79	0.20	(2.46)	(2.26)
For the year ended December 31, 2021	$15.51	0.42	1.53	1.95
For the year ended December 31, 2020	$14.69	0.09	0.90	0.99

Class Y
For the year ended December 31, 2024	$16.73	0.29	0.38	0.67
For the year ended December 31, 2023	$14.30	0.29	2.33	2.62
For the year ended December 31, 2022	$16.80	0.22	(2.47)	(2.25)
For the year ended December 31, 2021	$15.51	0.47	1.51	1.98
For the year ended December 31, 2020	$14.69	0.11	0.89	1.00

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for periods prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

110 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.21)	—	(0.21)	$17.06	3.56%	$1,196	1.14%	1.23%	29%
(0.15)	—	(0.15)	$16.68	17.88%	$1,022	1.14%	1.30%	21%
(0.12)	(0.04)	(0.16)	$14.28	(13.84)%	$267	1.15%	1.13%	21%
(0.15)	(0.47)	(0.62)	$16.76	12.43%	$449	1.13%	2.20%	33%
(0.06)	(0.08)	(0.14)	$15.48	6.48%	$338	1.14%	0.43%	49%

(0.26)	—	(0.26)	$17.09	3.92%	$67,472	0.85%	1.53%	29%
(0.18)	—	(0.18)	$16.70	18.12%	$43,664	0.85%	1.64%	21%
(0.20)	(0.04)	(0.24)	$14.29	(13.51)%	$10,729	0.86%	1.35%	21%
(0.20)	(0.47)	(0.67)	$16.79	12.74%	$9,010	0.84%	2.43%	33%
(0.09)	(0.08)	(0.17)	$15.51	6.74%	$3,913	0.85%	0.74%	49%

(0.28)	—	(0.28)	$17.12	4.03%	$72,744	0.73%	1.64%	29%
(0.19)	—	(0.19)	$16.73	18.30%	$64,543	0.73%	1.81%	21%
(0.21)	(0.04)	(0.25)	$14.30	(13.41)%	$40,603	0.74%	1.48%	21%
(0.22)	(0.47)	(0.69)	$16.80	12.88%	$46,129	0.72%	2.74%	33%
(0.10)	(0.08)	(0.18)	$15.51	6.81%	$12,616	0.73%	0.87%	49%

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 111

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2024	$9.68	0.60	0.26	0.86
For the year ended December 31, 2023	$9.42	0.51	0.26	0.77
For the year ended December 31, 2022	$10.10	0.31	(0.67)	(0.36)
For the year ended December 31, 2021	$10.09	0.23	0.01	0.24
For the year ended December 31, 2020	$10.11	0.26	0.02	0.28

Class I
For the year ended December 31, 2024	$9.69	0.63	0.25	0.88
For the year ended December 31, 2023	$9.41	0.54	0.28	0.82
For the year ended December 31, 2022	$10.10	0.34	(0.68)	(0.34)
For the year ended December 31, 2021	$10.09	0.25	0.02	0.27
For the year ended December 31, 2020	$10.12	0.28	0.02	0.30

Class Y
For the year ended December 31, 2024	$9.70	0.64	0.26	0.90
For the year ended December 31, 2023	$9.42	0.55	0.28	0.83
For the year ended December 31, 2022	$10.11	0.34	(0.67)	(0.33)
For the year ended December 31, 2021	$10.10	0.27	0.01	0.28
For the year ended December 31, 2020	$10.12	0.30	0.02	0.32

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

112 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000,000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.59)	—		(0.59)	$9.95	9.14%	$55	0.81%	6.09%	49%
(0.51)	—		(0.51)	$9.68	8.38%	$25	0.81%	5.32%	38%
(0.32)	—		(0.32)	$9.42	(3.57)%	$29	0.81%	3.23%	41%
(0.23)	(0.00	)(D)	(0.23)	$10.10	2.42%	$40	0.81%	2.26%	48%
(0.30)	—		(0.30)	$10.09	2.87%	$47	0.82%	2.68%	72%

(0.62)	—		(0.62)	$9.95	9.33%	$3,274	0.52%	6.38%	49%
(0.54)	—		(0.54)	$9.69	8.91%	$1,541	0.52%	5.63%	38%
(0.35)	—		(0.35)	$9.41	(3.38)%	$1,054	0.52%	3.55%	41%
(0.26)	(0.00	)(D)	(0.26)	$10.10	2.74%	$1,314	0.52%	2.50%	48%
(0.33)	—		(0.33)	$10.09	3.08%	$897	0.53%	2.93%	72%

(0.63)	—		(0.63)	$9.97	9.56%	$113	0.40%	6.50%	49%
(0.55)	—		(0.55)	$9.70	9.03%	$48	0.40%	5.68%	38%
(0.36)	—		(0.36)	$9.42	(3.27)%	$65	0.40%	3.54%	41%
(0.27)	(0.00	)(D)	(0.27)	$10.11	2.85%	$145	0.40%	2.68%	48%
(0.34)	—		(0.34)	$10.10	3.29%	$188	0.41%	3.09%	72%

(D)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 113

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2024	$9.09	0.42	(0.14)	0.28
For the year ended December 31, 2023	$8.92	0.38	0.16	0.54
For the year ended December 31, 2022	$10.40	0.22	(1.46)	(1.24)
For the year ended December 31, 2021	$10.74	0.19	(0.32)	(0.13)
For the year ended December 31, 2020	$10.19	0.21	0.56	0.77

Class I
For the year ended December 31, 2024	$9.07	0.45	(0.15)	0.30
For the year ended December 31, 2023	$8.90	0.41	0.16	0.57
For the year ended December 31, 2022	$10.39	0.27	(1.49)	(1.22)
For the year ended December 31, 2021	$10.74	0.22	(0.33)	(0.11)
For the year ended December 31, 2020	$10.19	0.24	0.56	0.80

Class Y
For the year ended December 31, 2024	$9.07	0.46	(0.15)	0.31
For the year ended December 31, 2023	$8.91	0.42	0.15	0.57
For the year ended December 31, 2022	$10.39	0.28	(1.48)	(1.20)
For the year ended December 31, 2021	$10.75	0.23	(0.33)	(0.10)
For the year ended December 31, 2020	$10.20	0.26	0.55	0.81

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

114 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.42)	—	(0.42)	$8.95	3.17%	$4,525	0.76%	4.70%	24%
(0.37)	—	(0.37)	$9.09	6.20%	$1,910	0.76%	4.25%	20%
(0.24)	—	(0.24)	$8.92	(12.05)%	$3,572	0.76%	2.36%	40%
(0.21)	—	(0.21)	$10.40	(1.24)%	$10,091	0.76%	1.78%	37%
(0.22)	—	(0.22)	$10.74	7.60%	$17,024	0.76%	1.98%	28%

(0.45)	—	(0.45)	$8.92	3.40%	$1,727,776	0.47%	5.00%	24%
(0.40)	—	(0.40)	$9.07	6.62%	$1,369,268	0.47%	4.64%	20%
(0.27)	—	(0.27)	$8.90	(11.84)%	$526,372	0.47%	2.93%	40%
(0.24)	—	(0.24)	$10.39	(0.99)%	$330,666	0.47%	2.08%	37%
(0.25)	—	(0.25)	$10.74	7.94%	$260,365	0.47%	2.28%	28%

(0.46)	—	(0.46)	$8.92	3.53%	$272,146	0.35%	5.12%	24%
(0.41)	—	(0.41)	$9.07	6.62%	$147,956	0.35%	4.77%	20%
(0.28)	—	(0.28)	$8.91	(11.63)%	$58,932	0.35%	2.94%	40%
(0.26)	—	(0.26)	$10.39	(0.95)%	$58,668	0.35%	2.21%	37%
(0.26)	—	(0.26)	$10.75	8.04%	$59,856	0.35%	2.46%	28%

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 115

Core Plus Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Plus Bond Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized losses on investments	Total from investment operations
Investor
For the period ended December 31, 2024	$10.00	0.08	(0.15)	(0.07)

Class I
For the period ended December 31, 2024	$10.00	0.09	(0.15)	(0.06)

Class Y
For the period ended December 31, 2024	$10.00	0.09	(0.15)	(0.06)

(A)	Inception date and public offering date of the Fund is October 15, 2024.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

116 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.08)	—	(0.08)	$9.85	(0.69	)%(D)	$21	0.86	%(E)	4.05	%(E)	13	%(D)

(0.09)	—	(0.09)	$9.85	(0.62	)%(D)	$244	0.57	%(E)	4.36	%(E)	13	%(D)

(0.09)	—	(0.09)	$9.85	(0.61	)%(D)	$35,400	0.45	%(E)	4.50	%(E)	13	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 117

Diamond Hill Funds
Notes to Financial Statements
December 31, 2024

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”) and Diamond Hill Core Plus Bond Fund (“Core Plus Bond Fund”) are each a diversified series, except for Select Fund and Large Cap Concentrated Fund which are non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

All Funds currently offer three classes of shares: Investor, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President and Treasurer of the Funds, who are responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Regulatory Update

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments had a compliance date of July 24, 2024. The Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales price are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value (“NAV”) per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee of Diamond Hill Capital Management, Inc. (“DHCM” or the “Adviser”). In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”) pursuant to Rule 2a-5 under the 1940 Act. When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of December 31, 2024:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$225,644,228	$—	$—	$225,644,228
Registered Investment Companies	15,262,412	—	—	15,262,412
Total	$240,906,640	$—	$—	$240,906,640
Small-Mid Cap Fund
Common Stocks*	$1,099,677,517	$—	$—	$1,099,677,517
Registered Investment Companies	47,587,584	—	—	47,587,584
Total	$1,147,265,101	$—	$—	$1,147,265,101
Mid Cap Fund
Common Stocks*	$146,155,259	$—	$—	$146,155,259
Registered Investment Companies	2,451,313	—	—	2,451,313
Total	$148,606,572	$—	$—	$148,606,572
Large Cap Fund
Common Stocks*	$8,287,537,257	$—	$—	$8,287,537,257
Registered Investment Companies	587,885,806	—	—	587,885,806
Total	$8,875,423,063	$—	$—	$8,875,423,063
Large Cap Concentrated Fund
Common Stocks*	$32,996,155	$—	$—	$32,996,155
Registered Investment Companies	1,238,885	—	—	1,238,885
Total	$34,235,040	$—	$—	$34,235,040
Select Fund
Common Stocks*	$557,870,321	$—	$—	$557,870,321
Registered Investment Companies	24,310,503	—	—	24,310,503
Total	$582,180,824	$—	$—	$582,180,824

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Short Fund
Common Stocks*	$1,540,369,233	$—	$—	$1,540,369,233
Registered Investment Companies	664,221,242	—	—	664,221,242
Total	$2,204,590,475	$—	$—	$2,204,590,475
International Fund
Common Stocks	$38,467,217	$92,552,348	$—	$131,019,565
Registered Investment Companies	17,807,364	—	—	17,807,364
Total	$56,274,581	$92,552,348	$—	$148,826,929
Short Duration Fund
Corporate Credit*	$—	$69,578,638	$—	$69,578,638
Securitized*	—	2,745,142,225	—	2,745,142,225
Treasury	—	189,789,757	—	189,789,757
Registered Investment Companies	440,093,039	—	—	440,093,039
Total	$440,093,039	$3,004,510,620	$—	$3,444,603,659
Core Bond Fund
Corporate Credit*	$—	$329,070,433	$—	$329,070,433
Government Related*	—	899,631	—	899,631
Securitized*	—	1,203,144,781	—	1,203,144,781
Treasury	—	354,457,667	—	354,457,667
Registered Investment Companies	126,575,256	—	—	126,575,256
Total	$126,575,256	$1,887,572,512	$—	$2,014,147,768
Core Plus Bond Fund
Corporate Credit*	$—	$6,498,135	$—	$6,498,135
Securitized*	—	21,590,349	—	21,590,349
Treasury	—	5,654,265	—	5,654,265
Registered Investment Companies	1,840,413	—	—	1,840,413
Total	$1,840,413	$33,742,749	$—	$35,583,162
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(579,264,727)	$—	$—	$(579,264,727)
Total	$(579,264,727)	$—	$—	$(579,264,727)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

There were no transfers into or out of Level 3 for the year or period ended December 31, 2024.

Short sales — The Long-Short Fund and International Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that a Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the DHCM to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

As of December 31, 2024, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$34,866,404	$12,876,361	$22,548,845	$35,425,206
Small-Mid Cap Fund	87,426,923	26,592,874	62,356,892	88,949,766
Mid Cap Fund	824,250	578,996	261,223	840,219
Large Cap Fund	330,159,248	252,226,955	83,475,978	335,702,933
Large Cap Concentrated Fund	—	—	—	—
Select Fund	22,229,166	1,129,465	21,445,482	22,574,947
Long-Short Fund	533,522,133	543,603,643	—	543,603,643
International Fund	7,602,739	7,793,574	1,194	7,794,768
Short Duration Fund	31,907,861	22,551,218	10,239,145	32,790,363
Core Bond Fund	59,021,591	14,877,875	46,196,583	61,074,458
Core Plus Bond Fund	92,071	96,115	—	96,115

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets and Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year or period ended December 31, 2024, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund, Core Bond Fund and Core Plus Bond Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the year or period ended December 31, 2024, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$98,689,962	$129,543,918
Small-Mid Cap Fund	300,126,561	767,027,549
Mid Cap Fund	29,809,701	55,810,484
Large Cap Fund	3,048,907,423	3,838,252,850
Large Cap Concentrated Fund	14,781,410	12,303,680
Select Fund	279,961,218	233,628,011
Long-Short Fund	768,311,280	942,050,231
International Fund	61,425,838	35,774,791
Short Duration Fund	2,224,362,994	1,002,261,615
Core Bond Fund	706,235,412	349,372,522
Core Plus Bond Fund	28,420,015	437,512

For the year or period ended December 31, 2024, purchases and sales (including maturities) of U.S. government long-term securities were as follows:

	Purchases	Sales
Long-Short Fund	$—	$120,000,000
Short Duration Fund	129,053,839	40,035,552
Core Bond Fund	161,638,971	51,649,645
Core Plus Bond Fund	9,090,287	3,092,177

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the year ended December 31, 2024:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$187,079	0.08%
Small-Mid Cap Fund	401,860	0.03%
Mid Cap Fund	21,672	0.01%
Large Cap Fund	1,671,864	0.02%
Large Cap Concentrated Fund	4,119	0.01%
Select Fund	211,691	0.04%
Long-Short Fund	529,169	0.03%
International Fund	126,585	0.09%

Investment Advisory Fees and Other Transactions with Affiliates

As of December 31, 2024, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund, Core Bond Fund and Core Plus Bond Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.50%, 0.70%, 0.90%, 0.65%, 0.35%, 0.30% and 0.40%, respectively, of each Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Investor shares, 0.17% for Class I shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares’ average daily net assets. Class I and Class Y shares are not subject to any distribution fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

The Funds may invest in one or more Diamond Hill Funds. The Funds’ Adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the year ended December 31, 2024, the Funds reduced investment advisory fees as follows:

Small-Mid Cap Fund	$27,768

The Small-Mid Cap Fund owned Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Fund’s holdings in the Short Duration Fund during the year ended December 31, 2024 is as follows:

Affiliated Fund	Small-Mid Cap Fund
Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2023	$9,587,821
Purchases	478,757
Sales	(10,341,041)
Realized Losses	(697)
Change in Unrealized Appreciation (Depreciation)	275,160
Value, December 31, 2024	$—
Income Distributions	$478,757

DHCM is a beneficial shareholder of the Large Cap Concentrated Fund at 41%, International Fund at 39% and Core Plus Bond Fund at 99%.

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $652,000 in fees during the year ended December 31, 2024. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provides general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years or period ended December 31, 2024 and 2023 was as follows:

	Small Cap Fund		Small-Mid Cap Fund		Mid Cap Fund
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Distributions paid from:
Ordinary income	$11,419,651	$6,445,738	$14,217,359	$20,701,817	$1,683,495	$1,449,348
Long-term capital gains	21,829,201	54,244,792	71,812,925	11,826,150	11,085,975	3,514,875
Total distributions	$33,248,852	$60,690,530	$86,030,284	$32,527,967	$12,769,470	$4,964,223

	Large Cap Fund		Large Cap Concentrated Fund		Select Fund
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Distributions paid from:
Ordinary income	$139,941,955	$121,668,987	$495,007	$384,387	$4,783,805	$2,215,170
Long-term capital gains	718,310,294	190,051,996	1,757,368	—	32,618,879	285,118
Total distributions	$858,252,249	$311,720,983	$2,252,375	$384,387	$37,402,684	$2,500,288

	Long-Short Fund		International Fund		Short Duration Fund
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Distributions paid from:
Ordinary income	$40,266,095	$38,224,569	$2,230,478	$1,188,370	$154,689,306	$79,182,219
Long-term capital gains	112,731,000	32,515,724	—	—	—	—
Total distributions	$152,997,095	$70,740,293	$2,230,478	$1,188,370	$154,689,306	$79,182,219

	Core Bond Fund		Core Plus Bond Fund
	December 31, 2024	December 31, 2023	December 31, 2024
Distributions paid from:
Ordinary income	$89,229,042	$46,509,317	$281,434
Long-term capital gains	—	—	—
Total distributions	$89,229,042	$46,509,317	$281,434

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

The following information was computed on a tax basis for each item as of December 31, 2024:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on investments	$79,563,630	$326,743,558	$52,197,792	$1,818,141,997
Undistributed ordinary income	317,499	—	—	1,221,110
Undistributed capital gains	11,785,098	50,893,466	4,767,676	352,131,247
Distributable earnings	$91,666,227	$377,637,024	$56,965,468	$2,171,494,354

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Net unrealized appreciation on investments	$3,851,087	$145,824,554	$595,871,691	$8,426,642
Undistributed ordinary income	—	345,322	—	622,331
Undistributed capital gains	1,286,238	14,751,908	—	—
Post October capital losses	—	—	(4,566,641)	—
Accumulated capital and other losses	—	—	—	(1,336,647)
Distributable earnings	$5,137,325	$160,921,784	$591,305,050	$7,712,326

	Short Duration Fund	Core Bond Fund	Core Plus Bond Fund
Net unrealized appreciation (depreciation) on investments	$20,066,931	$(65,371,452)	$(473,693)
Undistributed ordinary income	176,387	—	—
Accumulated capital and other losses	(11,705,902)	(18,121,558)	(33,356)
Accumulated deficit	$8,537,416	$(83,493,010)	$(507,049)

As of December 31, 2024, the Funds’ federal tax cost of investments and net unrealized appreciation (depreciation) on investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of investments	$161,343,010	$820,521,543	$96,408,780	$7,057,281,066
Gross unrealized appreciation	83,944,710	370,377,213	55,651,422	1,916,434,813
Gross unrealized depreciation	(4,381,080)	(43,633,655)	(3,453,630)	(98,292,816)
Net unrealized appreciation on investments	$79,563,630	$326,743,558	$52,197,792	$1,818,141,997

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Tax cost of investments	$30,383,953	$436,356,270	$1,029,454,057	$140,400,287
Gross unrealized appreciation	4,329,458	158,381,428	732,814,036	19,911,227
Gross unrealized depreciation	(478,371)	(12,556,874)	(136,942,345)	(11,484,585)
Net unrealized appreciation on investments	$3,851,087	$145,824,554	$595,871,691	$8,426,642

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 129

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

	Short Duration Fund	Core Bond Fund	Core Plus Bond Fund
Tax cost of investments	$3,424,536,728	$2,079,519,220	$36,056,855
Gross unrealized appreciation	50,892,131	13,019,371	109,197
Gross unrealized depreciation	(30,825,200)	(78,390,823)	(582,890)
Net unrealized appreciation (depreciation) on investments	$20,066,931	$(65,371,452)	$(473,693)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2024, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	International Fund	Short Duration Fund
No expiration - short-term	$1,336,647	$—
No expiration - long-term	—	11,705,902
	$1,336,647	$11,705,902

	Core Bond Fund	Core Plus Bond Fund
No expiration - short-term	$2,823,435	$33,356
No expiration - long-term	15,298,123	—
	$18,121,558	$33,356

During the year ended December 31, 2024, Large Cap Concentrated Fund utilized $435,060 and $348,969 of short-term and long-term CLCFs, respectively, and Short Duration Fund utilized $3,594,658 and $1,823,228 of short-term and long-term CLCFs, respectively, to offset current year gains.

130 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

Reclassifications of capital accounts – Reclassifications result primarily from utilization of earnings and profits on shareholder redemptions and redemption in-kind. The following reclassifications have no impact to the net assets or NAV per share of the Funds and are designed to present each Fund’s capital accounts on a tax basis:

	Paid-In Capital	Distributable Earnings (Accumulated Deficit)
Small Cap Fund	$6,154,480	$(6,154,480)
Small-Mid Cap Fund	81,349,790	(81,349,790)
Mid Cap Fund	2,608,874	(2,608,874)
Large Cap Fund	109,230,405	(109,230,405)
Large Cap Concentrated Fund	29,651	(29,651)
Select Fund	5,615,927	(5,615,927)
Long-Short Fund	19,135,147	(19,135,147)
International Fund	—	—
Short Duration Fund	—	—
Core Bond Fund	(68,814)	68,814
Core Plus Bond Fund	(627)	627

In-Kind Redemption Transactions

During the year ended December 31, 2024, Small-Mid Cap Fund and Large Cap Fund realized $33,942,468 and $11,927,744, respectively, of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by a Fund rather than cash). The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on each Fund’s net assets or NAV per share.

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 20.0%, 25.0%, 15.0%, 20.0%, 20.0% and 20.0%, respectively, of its net assets, with a total maximum of $40,000,000.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 131

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2024

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until May 28, 2025, unless extended, when any advances are to be repaid. During the year or period ended December 31, 2024, no amounts were drawn from the available line.

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. The Funds had no outstanding interfund loans as of December 31, 2024. During the year or period ended December 31, 2024, none of the Funds participated as lenders/borrowers in the Interfund Lending Program.

Other Matters

The value of a Fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, staff shortages and widespread public health issues affect the securities markets. Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings and investor sentiment. The duration and extent of such events over the long-term cannot be reasonably estimated at this time. Governmental responses to these events may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. These events may result in substantial market volatility and adversely impact the prices and liquidity of the Funds’ investments.

Subsequent Events

The Funds evaluated events from December 31, 2024 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

132 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of
Diamond Hill Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diamond Hill Funds comprising the funds listed below (the “Funds”) as of December 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Diamond Hill Small Cap Fund,

Diamond Hill Small-Mid Cap Fund,

Diamond Hill Mid Cap Fund,

Diamond Hill Large Cap Fund,

Diamond Hill Select Fund,

Diamond Hill Long-Short Fund,

Diamond Hill Short Duration Securitized Bond Fund,

Diamond Hill Core Bond Fund, and

Diamond Hill International Fund

	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
Diamond Hill Large Cap Concentrated Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, and for the period from February 26, 2021 (commencement of operations) through December 31, 2021
Diamond Hill Core Plus Bond Fund	For the period from October 15, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 133

Report of Independent Registered
Public Accounting Firm (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more funds advised by Diamond Hill Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 14, 2025

134 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2024

Dividends Received Deduction

For corporate shareholders, the following percentages of ordinary dividends paid during the year or period ended December 31, 2024 qualify for the corporate dividends received deduction:

Small Cap Fund	27.45%
Small-Mid Cap Fund	100.00%
Mid Cap Fund	100.00%
Large Cap Fund	100.00%
Large Cap Concentrated Fund	100.00%
Select Fund	100.00%
Long-Short Fund	42.85%
International Fund	0.00%
Short Duration Fund	0.00%
Core Bond Fund	0.00%
Core Plus Bond Fund	0.00%

Qualified Dividend Income

The Funds have designated the maximum amount allowable of their taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount was reflected on form 1099-DIV for the calendar year 2024.

Capital Gain Distribution

For the year ended December 31, 2024, the following Funds designated long-term capital gain distributions:

Small Cap Fund	$27,983,681
Small-Mid Cap Fund	121,923,607
Mid Cap Fund	13,694,849
Large Cap Fund	815,626,877
Large Cap Concentrated Fund	1,787,019
Select Fund	38,220,913
Long-Short Fund	131,866,148

International Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The Fund’s foreign source income per share was $0.3579 and the foreign tax expense per share was $0.0284. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date. These shareholders will receive more detailed information with their 2024 Form 1099-DIV.

Changes in Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 135

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2024 (Continued)

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Trustee Approval of Investment Advisory Agreement

Renewal of Management Agreement for All Funds

The Board of Trustees of Diamond Hill Funds (the “Trust”) requested and the Adviser provided a broad range of information in connection with its consideration of the continuance of the Amended and Restated Investment Management Agreement (“Management Agreement”) between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). In approving the Management Agreement, the Board considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board based its conclusions in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of fund performance and operations throughout the year. The Board reviewed the information at regularly scheduled meetings on July 24, 2024, and August 22, 2024, and by unanimous vote approved continuation of the Management Agreement. In concluding to renew the Management Agreement, the Board discussed the following factors, on a Fund-by-Fund basis:

a)

Nature, Extent and Quality of Services. In considering the nature, extent, and quality of services provided by the Adviser to the Trust, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Trustees considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder and the Adviser’s overall reputation, integrity, and mission to serve its clients through a disciplined intrinsic-value-based approach to investment. The Trustees considered the Adviser’s experience and the capabilities and qualifications of its personnel, and the Adviser’s continued investment of significant resources in human capital to attract and retain top talent. The Trustees also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Trustees reviewed information related to the compensation structure for portfolio managers and other key investment personnel. Finally, the Trustees noted that the Adviser provides administrative services to the Trust under an Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (“Administration Agreement”).

b)

Investment Performance of the Funds. In evaluating the performance of each Fund, the Board receives and reviews detailed performance information for each Fund at its regularly scheduled meetings. In connection with the consideration of the Management

136 DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2024 (Continued)

Agreement, the Trustees reviewed each Fund’s absolute performance, performance relative to its passive benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of May 31 and June 30, 2024. The Trustees concluded that the performance of each Fund is being monitored and reasonably addressed, where appropriate.

c)

Reasonableness of Investment Advisory Fees. The Trustees noted that the contractual fee rate for each Fund under the Management Agreement generally was in line with or below the median rates of the applicable Fund’s peer group.

d)

Reasonableness of Total Expenses. The Trustees noted that with the exception of Class I shares of two Funds, the total expenses for Investor Class, Class I and Class Y shares of all Funds were at or below the median total expenses of comparable funds within each Fund’s applicable peer group. With respect to Class I shares of those two Funds, the Trustees noted that the total expenses of each Fund were between the average and the median for the applicable peer group.

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Trustees reviewed the fees paid by each of the Adviser’s other clients, as well as a summary of the differences in services provided and how these differences affect fees, including the difference between serving as an adviser versus a sub-adviser. With limited exceptions, the Trustees observed that the investment advisory fees charged by the Adviser to the Funds were comparable to the investment advisory fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

f)

Profitability. The Trustees considered each Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Trustees observed that the Adviser’s pre-tax profit margin under the Management Agreement represented a fair and entrepreneurial profit for managing the Funds. The Trustees discussed that the Adviser is also the administrator to the Funds and the Trustees reviewed a separate profitability analysis relating to the administrative services provided to the Funds. The Trustees noted that the profit margin under the Administration Agreement represented a fair and entrepreneurial profit for serving as administrator to the Funds.

g)

Economies of Scale. The Trustees reviewed the potential extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. While many advisory firms reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. Rather than instituting break points, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors.

h)

Ancillary Benefits. The Trustees considered ancillary benefits received by the Adviser as a result of its relationship with the Funds. The Trustees noted that, as administrator to the Funds, the Adviser is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees.

DIAMOND HILL FUNDS | FINANCIAL STATEMENTS | DECEMBER 31, 2024 | DIAMOND-HILL.COM 137

Diamond Hill Funds
Additional Information (Unaudited)
December 31, 2024 (Continued)

i)

Core Plus Bond Fund. The Trustees reviewed a memorandum outlining the proposed fees for the Core Plus Bond Fund, a series of the Trust. The Adviser noted the proposed Fund fees and expenses are consistent with industry average fees for core plus strategies and in line with or below what funds and separate account clients pay for similar expertise in the securitized markets. In light of and in reliance of the materials discussed above for the other funds in the Trust, the Trustees determined that the Management Agreement was fair and reasonable, that the fee received by the Adviser for managing the Core Plus Bond Fund was reasonable in light of the services provided to the fund and the benefits received by the Adviser.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with each Fund, and the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from each Fund was fair and reasonable and the continuance of the Management Agreement for all of the Funds was in the best interests of each Fund and its shareholders.

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INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-AR123124

(b) Included with (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountant: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Principal Executive Officer

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Principal Executive Officer

Date:	February 21, 2025

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	February 21, 2025